                                                     Registration No. 2-30070
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  73
                                       ----
                                     AND/OR




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


                                                                           |X|
           Amendment No  105
                         ----
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


| |     On (date) pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 73 ("PEA") to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account A is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement and related exhibits to the Prospectus. The PEA does not amend or delete the current Equivest Prospectus or Statement of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein.

EQUI-VEST(R) Employer-Sponsored Retirement Programs
EQUI-VEST VANTAGE(SM)
Supplement dated January 14, 2002 to the Equi-Vest(R) Employer-Sponsored Retirement Programs Prospectus Dated May 1, 2001
-------------------------------------------------------------------------------

This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2001, for the EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by The Equitable Life Assurance Society of the United States ("Prospectus").

We offer the EQUI-VEST(R) Vantage(SM) contract to fund certain Section
403(b) plans ("plans"). The EQUI-VEST(R) Vantage(SM) contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The EQUI-VEST(R) Vantage(SM) contract may not currently be available in every state. Your financial professional can provide information about state availability.

EQUI-VEST(R) Vantage(SM) is a group variable deferred annuity contract. Either the plan trustee or the employer will be the EQUI-VEST(R) Vantage(SM) contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The participant will also be the annuitant. The 12-month period beginning on the participant's participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant's properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents) on which the first participant is enrolled in the contract. The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.(1)
----------------


1 This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(R) Vantage(SM) product. The Prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right and to "contract" when referring to the participation certificate or contract that includes the right.

We offer the EQUI-VEST(R) Vantage(SM) contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to EQUI-VEST(R) Series 100 and 200 contracts, except for certain material differences described in this Supplement. This Supplement should be read together with the Prospectus. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(R) Vantage(SM), does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in EQUI-VEST(R) Vantage(SM) TSA, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity and any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).
         ---------------
See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

EQUI-VEST(R)  Vantage(SM)
--------------------------------------------------------------------------------

We may at some future time, under certain conditions and subject to applicable law, allow a current owner of an EQUI-VEST(R) series 100, series 200, or series 600 TSA contract to exchange it for participation in an EQUI-VEST(R) Vantage(SM) contract. An exchange for participation in an EQUI-VEST(R) Vantage(SM) contract may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

Material differences between EQUI-VEST(R) Vantage(SM) and the provisions of the EQUI-VEST(R) series 100 and 200 contracts described in the Prospectus include the information above as well as the following:

1. THE FOLLOWING IS ADDED AS A NEW HEADING TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE - KEY FEATURES" BEFORE "PAYOUT OPTIONS" ON PAGE 13 OF THE PROSPECTUS:

     EQUI-VEST(R)Vantage(SM)
     DEATH BENEFIT PROTECTION       The contract provides a
                                    death benefit for the beneficiary should the annuitant die. The death benefit is equal to the account value under the contract attributable to the participant or the minimum death benefit, whichever is higher.
                                    However, if you elect the optional enhanced death benefit, the death benefit is equal to the account value under the contract attributable to the participant or the enhanced death benefit, whichever is higher.



2. THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE - KEY FEATURES" UNDER "FEES AND CHARGES" ON PAGE 13 OF THE PROSPECTUS:

--------------------------------------------------------------------------------
FEES AND CHARGES FOR     o  Separate account charge deducted daily on amounts
EQUI-VEST(R)Vantage(SM)     invested in variable investment options: Varies by
                            employer group, annual rate ranges between 0% - 0.90%.

                         o Annual administrative charge: There is no annual administrative charge.

                         o Charge for third-party transfer (such as in the case
                           of a direct transfer of the account value to another 403(b) arrangement ("employer-designated funding vehicle") or a transfer or direct rollover to another contract or custodial arrangement that meets the requirements of Section 403(b)(1) or
                           Section 403(b)(7) of the Internal Revenue Code respectively or such other qualified plan or arrangement as permitted by applicable law, or a direct rollover to a additional IRA contract): $25 current ($65 maximum) per occurrence per participant.

                         o No sales charge deducted at the time contributions
                           are made.

                         o Withdrawal charge: We deduct a charge of up to 6%
                           of the amount withdrawn from the account value under the contract attributable to the participant for whom the withdrawal is made (or of the defaulted loan amount, if applicable) in the first five contract years or participation years, depending upon the employer's group.
                           The total of all withdrawal charges may not exceed

                           8% of all contributions attributable
                           to the participant in the first five
                           contract or participation years (as
                           applicable) that are permitted to be
                           withdrawn.

                         o We deduct a charge designed to approximate certain
                           taxes that may be imposed on us, such as premium taxes in a participant's state. The charge is generally deducted from the amount applied to an annuity payout option.

                         o We deduct an annual charge equal to 0.15% of
                           the account value on each participation date anniversary if you elect the optional enhanced death benefit

                         o We deduct a $350 annuity administrative fee from
                           amounts applied to a variable annuity payout option

                         o Annual expenses of EQ Advisors Trust and AXA
                           Premier VIP Trust (the "Trusts") portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.20% annually, 12b-1 fees of 0.25% annually, and other expenses.
--------------------------------------------------------------------------------

3.   VARIABLE INVESTMENT OPTIONS

THE VARIABLE INVESTMENT OPTIONS FOR WHICH INFORMATION IS PROVIDED IN SECTION 4 BELOW ARE AVAILABLE UNDER THE CONTRACT, SUBJECT TO STATE REGULATORY APPROVAL AND AVAILABILITY UNDER YOUR EMPLOYER'S PLAN, EXCEPT THAT THE PORTFOLIOS UNDER THE AXA PREMIER VIP TRUST AND THE EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO, EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO, EQ/J.P. MORGAN CORE BOND PORTFOLIO, EQ/LAZARD SMALL CAP VALUE PORTFOLIO, EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO, EQ/PUTNAM INVESTORS GROWTH PORTFOLIO AND EQ/SMALL COMPANY INDEX PORTFOLIO WILL BECOME AVAILABLE ON OR ABOUT JANUARY 14, 2002, SUBJECT TO STATE REGULATORY APPROVAL.

4. THE FOLLOWING TABLE AND EXAMPLES ARE ADDED AFTER "IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION" ON PAGE 19 OF THE PROSPECTUS:

FEE TABLE

The fee table below will help participants and contract holders understand the charges and expenses that apply to EQUI-VEST(R) Vantage(SM). The table reflects charges that the participant will directly incur on account values under the contract that are attributable to the participants, as well as charges and expenses of the portfolios that the participant bears indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state, may also apply. Also, an annuity administrative fee may apply when a participant's annuity payout option begins. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The guaranteed interest option and fixed maturity options discussed in the Prospectus are not covered by the fee table and examples. However, the withdrawal charge, the optional enhanced death benefit charge, and the third-party transfer or exchange charge do apply to the guaranteed interest and the fixed maturity options. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender from a fixed maturity option.

EQUI-VEST(R) Vantage(SM) Contracts

--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM THE VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------

Separate account charge                         0.0% to 0.90%1

--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM THE ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
--------------------------------------------------------------------------------

Annual administrative charge                    $0

--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM THE ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
--------------------------------------------------------------------------------

Withdrawal charge                              6% of the amount withdrawn (or
                                               the defaulted loan amount, if
                                               applicable) from the account
                                               value attributable to a
                                               participant under the contract
                                               during the first four contract
                                               or participation years, as
                                               applicable and 5% of such amount
                                               during the fifth contract or
                                               participation year, as
                                               applicable (not to exceed 8% of
                                               contributions attributable to the
                                               participant that are permitted
                                               to be withdrawn)

                                               $25 current ($65 maximum) (per
                                               occurrence per participant)


Charge for third-party transfer or direct rollover
--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM THE ACCOUNT VALUE EACH YEAR IF A PARTICIPANT ELECTS THE OPTIONAL BENEFIT
--------------------------------------------------------------------------------

Optional enhanced death benefit charge (as     0.15%
a percentage of the account value attributable to the participant is deducted annually on each participation date anniversary until age 85



------------------------------

1 For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.


-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO INFORMATION:
-----------------------------------------------------------------------------------------------------------------------


------------------------     ----------------------------------------------     ----------------------------------------
PORTFOLIO                    FEE TABLE INFORMATION:                             OTHER PORTFOLIO
NAME                         ANNUAL EXPENSES (AS A  PERCENTAGE                  INFORMATION
                             OF AVERAGE DAILY NET ASSETS IN
                             EACH PORTFOLIO)

-------------------------    ----------------------------------------------     ----------------- ---------------------
                             Management    12b-1   Other         Net            Objective         Investment
                             Fee (after    Fee(2)  Expenses      Total                            Adviser(5)
                             expense               (after        Annual
                             limitation)           Expense       Expenses
                             (1)                   Limitation)   (4)
                                                   (3)
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
EQ ADVISORS TRUST
PORTFOLIOS:
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------

EQ/Aggressive Stock          0.60%         0.25%      0.07%        0.92%        Long-term        Alliance Capital
                                                                                growth of        Management L.P.
                                                                                capital          Marsico Capital
                                                                                                 Management, LLC
                                                                                                 MFS Investment
                                                                                                 Management
                                                                                                 Provident Investment
                                                                                                 Counsel, Inc.
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Alliance Common           0.46%         0.25%      0.05%        0.76%        Long-term        Alliance Capital
Stock                                                                           growth of        Management L.P.
                                                                                capital and
                                                                                increasing
                                                                                income
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Alliance Global           0.72%         0.25%      0.09%        1.06%        Long-term        Alliance Capital
                                                                                growth of        Management L.P.
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Alliance Growth and       0.58%         0.25%      0.05 %       0.88%        High total       Alliance Capital
Income                                                                          return through   Management L.P.
                                                                                investments
                                                                                primarily in
                                                                                dividend
                                                                                paying stocks
                                                                                of good
                                                                                quality,
                                                                                although
                                                                                the
                                                                                Portfolio
                                                                                also may
                                                                                invest in
                                                                                fixed-income
                                                                                and
                                                                                convertible
                                                                                securities
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Alliance Growth           0.56%         0.25%      0.06%        0.87%        High total       Alliance Capital
Investors                                                                       return           Management L.P.
                                                                                consistent with
                                                                                adviser's
                                                                                determination
                                                                                of reasonable
                                                                                risk
-------------------------    ------------- ------- ------------- ----------    ----------------- ----------------------
EQ/Alliance High Yield       0.60%         0.25%      0.07%        0.92%        High total       Alliance Capital
                                                                                return through   Management L.P.
                                                                                a combination
                                                                                of current
                                                                                income and
                                                                                capital
                                                                                appreciation by
                                                                                investing
                                                                                generally in
                                                                                high yield
                                                                                securities
-------------------------    ------------- ------- ------------- ----------    ----------------- ---------------------
EQ/Alliance                  0.50%         0.25%      0.08%        0.83%        High current     Alliance Capital
Intermediate Government                                                         income           Management L.P.
Securities                                                                      consistent with
                                                                                relative
                                                                                stability of
                                                                                principal
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Alliance                  0.85%         0.25%      0.29%        1.39%        Long-term       Alliance Capital
International                                                                   growth of       Management L.P.
                                                                                capital         (including through
                                                                                                its Bernstein
                                                                                                Investment Research
                                                                                                and Management Unit)
-------------------------    ----------------------------------- --- --- --    ---------------------------- -----------

                                                                               5



------------------------     ----------------------------------------------     ----------------------------------------
PORTFOLIO                    FEE TABLE INFORMATION:                             OTHER PORTFOLIO
NAME                         ANNUAL EXPENSES (AS A  PERCENTAGE                  INFORMATION
                             OF AVERAGE DAILY NET ASSETS IN
                             EACH PORTFOLIO)

-------------------------    ----------------------------------------------     ----------------------------------------
                             Management    12b-1   Other         Net            Objective         Investment
                             Fee (after    Fee(2)  Expenses      Total                            Adviser(5)
                             expense               (after        Annual
                             limitation)           Expense       Expenses
                             (1)                   Limitation)   (4)
                                                   (3)
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
EQ ADVISORS TRUST
PORTFOLIOS:
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
EQ/Alliance Money            0.34%         0.25%      0.06%        0.65%        High level of    Alliance Capital
Market                                                                          current income,  Management L.P.
                                                                                preserve its
                                                                                assets and
                                                                                maintain
                                                                                liquidity
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Alliance Premier          0.85%         0.25%      0.05%        1.15%        Long-term        Alliance Capital
Growth                                                                          growth of        Management L.P.
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Alliance Quality Bond     0.53%         0.25%      0.06%        0.84%        High current     Alliance Capital
                                                                                income           Management L.P.
                                                                                consistent with
                                                                                preservation of
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Alliance Small Cap        0.75%         0.25%      0.06%        1.06%        Long-term        Alliance Capital
Growth                                                                          growth of        Management L.P.
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Alliance Technology       0.84%         0.25%      0.06%        1.15%        Long-term        Alliance Capital
                                                                                growth of        Management L.P.
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/AXP New Dimensions        0.00%         0.25%      0.70%        0.95%        Long-term        American Express
                                                                                growth of        Financial Corporation
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/AXP Strategy              0.18%         0.25%      0.57%        1.00%        Long-term        American Express
Aggressive                                                                      growth of        Financial Corporation
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Balanced                  0.57%         0.25%      0.08%        0.90%        High return      Alliance Capital
                                                                                through both     Management L.P.
                                                                                appreciation of  Capital Guardian
                                                                                capital and      Trust Company
                                                                                current income   Jennison Associates,
                                                                                                 LLC
                                                                                                 Mercury Advisors
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Bernstein                 0.55%         0.25%      0.15%        0.95%        Capital          Alliance Capital
Diversified Value                                                               appreciation     Management L.P.
                                                                                                 through its
                                                                                                 Bernstein Investment
                                                                                                 Research and
                                                                                                 Management Unit
------------------------    ------------- ------- ------------- ----------      --------------- ----------------------
EQ/Calvert Socially          0.00%         0.25%      0.80%        1.05%        Long-term        Calvert Asset
Responsible                                                                     capital          Management Company,
                                                                                appreciation     Inc. and Brown
                                                                                                 Capital Management,
                                                                                                 Inc.
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Capital Guardian          0.59%         0.25%     0.11%        0.95%         Long-term        Capital Guardian
U.S. Equity                                                                     growth of        Trust Company
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Capital Guardian          0.75%         0.25%     0.20%        1.20%         Long-term        Capital Guardian
International                                                                   growth of        Trust Company
                                                                                capital by
                                                                                investing
                                                                                primarily in
                                                                                non-United
                                                                                States equity
                                                                                securities
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------

                                                                              6


------------------------     ----------------------------------------------     ----------------------------------------
PORTFOLIO                    FEE TABLE INFORMATION:                             OTHER PORTFOLIO
NAME                         ANNUAL EXPENSES (AS A  PERCENTAGE                  INFORMATION
                             OF AVERAGE DAILY NET ASSETS IN
                             EACH PORTFOLIO)

-------------------------    ----------------------------------------------     ----------------------------------------
                             Management    12b-1   Other         Net            Objective         Investment
                             Fee (after    Fee(2)  Expenses      Total                            Adviser(5)
                             expense               (after        Annual
                             limitation)           Expense       Expenses
                             (1)                   Limitation)   (4)
                                                   (3)
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
EQ ADVISORS TRUST
PORTFOLIOS:
-------------------------    ------------- ------- ------------- ----------    ----------------- ----------------------
EQ/Capital Guardian          0.54%         0.25%      0.16%        0.95%        Long-term        Capital Guardian
Research                                                                        growth of        Trust Company
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Emerging Markets         1.03%         0.25%      0.52%        1.80%         Long-term        Morgan Stanley Asset
Equity(6)                                                                       capital          Management
                                                                                appreciation
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Equity 500 Index          0.25%        0.25%      0.06%        0.56%         Total return     Alliance Capital
                                                                                before expenses  Management L.P.
                                                                                that
                                                                                approximate the
                                                                                total return
                                                                                performance of
                                                                                the S&P 500
                                                                                Index,
                                                                                including
                                                                                reinvestment of
                                                                                dividends, at a
                                                                                risk level
                                                                                consistent with
                                                                                that of the
                                                                                Standard &
                                                                                Poors 500 Index
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Evergreen Omega           0.00%         0.25%      0.70%        0.95%        Long-term        Evergreen Investment
                                                                                growth of        Management Company,
                                                                                capital          LLC
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/FI Mid Cap                0.48%         0.25%      0.27%        1.00%        Long-term        Fidelity Management
                                                                                growth of        & Research Company
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/FI Small/Mid Cap          0.66%         0.25%      0.19%        1.10%        Long-term        Fidelity Management
Value                                                                           capital          & Research Company
                                                                                appreciation
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/International Equity      0.35%         0.25%      0.50%         1.10%       To replicate as  Deutsche Asset
Index                                                                           closely as       Management, Inc.
                                                                                possible
                                                                                (before
                                                                                deduction
                                                                                of
                                                                                Portfolio
                                                                                expenses)
                                                                                the total
                                                                                return
                                                                                of the MSCI EAFE
                                                                                Index.

-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/J.P. Morgan Core Bond     0.44%         0.25%     0.11%         0.80%        High total       J.P. Morgan
                                                                                return           Investment
                                                                                consistent with  Management, Inc.
                                                                                moderate risk
                                                                                of capital and
                                                                                maintenance of
                                                                                liquidity
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Janus Large Cap           0.68%         0.25%     0.22%        1.15%         Long-term        Janus Capital
Growth                                                                          growth in a      Corporation
                                                                                manner that is
                                                                                consistent with
                                                                                preservation of
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Lazard Small Cap          0.71%         0.25%    0.14%         1.10%         Capital          Lazard Asset
Value                                                                           Appreciation     Management
-------------------------    ----------------------------------- -----------    ---------------- ----------------------



                                                                               7



------------------------     ----------------------------------------------     ----------------------------------------
PORTFOLIO                    FEE TABLE INFORMATION:                             OTHER PORTFOLIO
NAME                         ANNUAL EXPENSES (AS A  PERCENTAGE                  INFORMATION
                             OF AVERAGE DAILY NET ASSETS IN
                             EACH PORTFOLIO)

-------------------------    ----------------------------------------------     ----------------------------------------
                             Management    12b-1   Other         Net            Objective         Investment
                             Fee (after    Fee(2)  Expenses      Total                            Adviser(5)
                             expense               (after        Annual
                             limitation)           Expense       Expenses
                             (1)                   Limitation)   (4)
                                                   (3)
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
EQ ADVISORS TRUST
PORTFOLIOS:
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------

EQ/Marsico Focus             0.70%         0.25%      0.20%        1.15%        Long-term        Marsico Capital
                                                                                growth of        Management, LLC
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Mercury Basic Value       0.60%         0.25%      0.10%        0.95%        Capital          Mercury Advisors
Equity                                                                          appreciation
                                                                                and,
                                                                                secondarily,
                                                                                income
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/MFS Emerging Growth       0.62%         0.25%      0.10%        0.97%        Long-term        MFS Investment
Companies                                                                       capital growth   Management
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/MFS Investors Trust       0.57%         0.25%      0.13%        0.95%        Long-term        MFS Investment
                                                                                capital growth   Management
                                                                                with a
                                                                                secondary
                                                                                objective to
                                                                                seek reasonable
                                                                                current income
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/MFS Research              0.63%         0.25%      0.07%        0.95%        Long-term        MFS Investment
                                                                                growth of        Management
                                                                                capital and
                                                                                future income
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Putnam Growth &           0.58%         0.25%      0.12%        0.95%        Capital growth,  Putnam Investment
Income Value                                                                    current income   Management, LLC
                                                                                is a secondary
                                                                                objective
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Putnam International      0.78%         0.25%      0.22%        1.25%        Capital          Putnam Investment
Equity                                                                          appreciation     Management, LLC
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Putnam Investors          0.60%         0.25%      0.10%        0.95%        Long-term        Putnam Investment
Growth                                                                          growth of        Management, LLC
                                                                                Capital and any
                                                                                increased
                                                                                income that
                                                                                results from
                                                                                this growth
-------------------------    ------------- ------- ------------- ----------    ----------------- ----------------------
EQ/Small Company Index       0.17%         0.25%     0.43%         0.85%        To replicate     Deutsche Asset
                                                                                as closely as    Management, Inc.
                                                                                possible
                                                                                (before the
                                                                                deduction of
                                                                                Portfolio
                                                                                expenses) the
                                                                                total return of
                                                                                the Russell
                                                                                2000 Index
-------------------------    ------------- ------- ------------- ----------    ----------------- ----------------------
EQ/T. Rowe Price             0.76%         0.25%    0.24%         1.25%         Long-term        T. Rowe Price
International Stock                                                             growth of        International, Inc.
                                                                                capital
-------------------------    ------------- ------- ------------- ----------    ----------------- ----------------------

                                                                               8




------------------------     ---------------------------------------------      ----------------------------------------
PORTFOLIO                    FEE TABLE INFORMATION:                             OTHER PORTFOLIO
NAME                         ANNUAL EXPENSES (AS A  PERCENTAGE                  INFORMATION
                             OF AVERAGE DAILY NET ASSETS IN
                             EACH PORTFOLIO)
-------------------------    ----------------------------------------------     ----------------------------------------
                             Management    12b-1   Other         Net            Objective         Investment
                             Fee (after    Fee(2)  Expenses      Total                            Adviser(5)
                             expense               (after        Annual
                             limitation)           Expense       Expenses
                             (1)                   Limitation)   (4)
                                                   (3)
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
AXA PREMIER VIP TRUST
PORTFOLIOS:
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------


AXA Premier VIP Core        0.32%         0.25%   0.38%         0.95%           To seek a         BlackRock Advisors, Inc.
Bond                                                                            balance of a      Pacific Investment
                                                                                high current      Management Company, LLC
                                                                                income and        (PIMCO)
                                                                                capital
                                                                                appreciation,
                                                                                consistent with
                                                                                a prudent level
                                                                                of risk

-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP Health     1.20%         0.25%   0.40%         1.85%            Long-term growth  A I M Capital
Care                                                                            of capital        Management, Inc.
                                                                                                  Dresdner RCM Global
                                                                                                  Investors, LLC
                                                                                                  Wellington Management
                                                                                                  Company, LLP
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP            1.03%         0.25%    0.52%        1.80%            Long-term growth  Alliance Capital
International  Equity                                                           of capital        Management, L.P.
                                                                                                  through its
                                                                                                  Bernstein Investment
                                                                                                  Research and Management
                                                                                                  Unit
                                                                                                  Bank of Ireland
                                                                                                  Asset Management (U.S.)
                                                                                                  Limited
                                                                                                  Oppenheimer Funds,
                                                                                                  Inc.
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP Large      0.70%         0.25%   0.40%         1.35%            Long-term growth  Alliance Capital
Cap Core Equity                                                                 of capital        Management, L.P.,
                                                                                                  through its Bernstein
                                                                                                  Investment Research
                                                                                                  and Management Unit
                                                                                                  Janus Capital
                                                                                                  Corporation
                                                                                                  Thornburg Investment
                                                                                                  Management, Inc.
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP Large      0.70%         0.25%   0.40%         1.35%            Long-term growth  Alliance Capital
Cap Growth                                                                      of capital        Management, L.P.
                                                                                                  Dresdner RCM Global
                                                                                                  Investors
                                                                                                  TCW Investment
                                                                                                  Management Company
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP Large      0.70%         0.25%   0.40%         1.35%            Long-term growth  Alliance Capital
Cap Value                                                                       of capital        Management
                                                                                                  MFS Investment
                                                                                                  Management
                                                                                                  Institutional Capital
                                                                                                  Corporation
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP            0.95%         0.25%   0.40%         1.60%            Long-term growth  Alliance Capital
Small/Mid Cap Growth                                                            of capital        Management
                                                                                                  MFS Investment
                                                                                                  Management
                                                                                                  RS Investment
                                                                                                  Management, LP
-------------------------  ------------------------------------------------  ------------------------------------------

                                                                               9


------------------------     -----------------------------------------------    ---------------------------------------
PORTFOLIO                    FEE TABLE INFORMATION:                             OTHER PORTFOLIO
NAME                         ANNUAL EXPENSES (AS A  PERCENTAGE                  INFORMATION
                             OF AVERAGE DAILY NET ASSETS IN
                             EACH PORTFOLIO)
-------------------------    ----------------------------------------------     ----------------------------------------
                             Management    12b-1   Other         Net            Objective         Investment
                             Fee (after    Fee(2)  Expenses      Total                            Adviser (5)
                             expense               (after        Annual
                             limitation)           Expense       Expenses
                             (1)                   Limitation)   (4)
                                                   (3)
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
AXA PREMIER VIP TRUST
PORTFOLIOS:
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------

AXA Premier VIP            0.95%         0.25%   0.40%         1.60%            Long-term growth  AXA Rosenberg
Small/Mid Cap Value                                                             of capital        The Boston Company
                                                                                                  Asset Management, LLC
                                                                                                  TCW Investment
                                                                                                  Management Company
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP            1.20%         0.25%   0.40%         1.85%            Long-term growth  Alliance Capital
Technology                                                                      of capital        Management
                                                                                                  Dresdner RCM Global
                                                                                                  Investors, LLC
                                                                                                  Firsthand Capital
                                                                                                  Management, Inc.

-------------------------  ------------------------------------------------  ------------------------------------------

(1) The management fee for each portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (4) for any expense limitation agreement information.
(2) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee can be increased in accordance with the terms of the Rule 12b-1 Plan and the Investment Company Act of 1940.
(3) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Alliance Technology portfolio on May 1, 2000, "Other Expenses" shown have been annualized. Initial seed capital was invested for the EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive Portfolios on September 1, 2000, for the EQ/Marsico Focus portfolio on August 31, 2001 and for each of the portfolios of the AXA Premier VIP Trust on December 31, 2001; thus "Other Expenses" shown are estimated. See footnote (4) for any expense limitation agreement information.
(4) Equitable Life, the Trusts' manager, has entered into expense limitation agreements with respect to certain Portfolios which is effective from May 1, 2001 (or the date initial seed capital was invested, if later) to April 30, 2002. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." The amount shown for the EQ/Emerging Markets Portfolio, reflects a .05% decrease in the portfolio's expense waiver. This decrease in the expense waiver was effective on May 1, 2001. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for each Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.


-------------------------------------------------------------------------------------------
                  PORTFOLIO NAME                   MANAGEMENT FEE      OTHER  EXPENSES
                                                  (BEFORE ANY FEE      (BEFORE ANY FEE
                                                   WAIVERS AND/OR      WAIVERS AND/OR
                                                   EXPENSE             EXPENSE
                                                   REIMBURSEMENTS)     REIMBURSEMENTS)
-------------------------------------------------------------------------------------------

EQ ADVISORS
   TRUST PORTFOLIOS:
-------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                         0.89%               0.05%
-------------------------------------------------------------------------------------------
EQ/Alliance Technology                             0.90%               0.06%
-------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                              0.65%               1.23%
-------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive                         0.70%               0.57%
-------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                     0.65%               0.15%
-------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                    0.65%               1.47%
-------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                    0.65%               0.11%
-------------------------------------------------------------------------------------------
EQ/Capital Guardian International                  0.85%               0.20%
-------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                       0.65%               0.16%
-------------------------------------------------------------------------------------------
EQ/ Emerging Markets Equity(6)                     1.15%               0.52%
-------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                 0.65%               0.83%
-------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                      0.70%               0.27%
-------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                          0.75%               0.19%
-------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                           0.45%               0.11%
-------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                          0.90%               0.22%
-------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                          0.75%               0.14%
-------------------------------------------------------------------------------------------
EQ/Marsico Focus                                   0.90%               0.20%
-------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                             0.60%               0.13%
--------------------------------------------------------------------------------------------
EQ/MFS Research                                    0.65%               0.07%
-------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                    0.60%               0.12%
-------------------------------------------------------------------------------------------
EQ/Putnam International Equity                     0.85%               0.22%
-------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth                         0.65%               0.10%
-------------------------------------------------------------------------------------------
EQ/Small Company Index                             0.25%               0.43%
-------------------------------------------------------------------------------------------
EQ/T. Rowe Price International Stock               0.85%               0.24%
-------------------------------------------------------------------------------------------

 AXA PREMIER VIP TRUST PORTFOLIOS:

-------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                          0.60%               0.38%
-------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                        1.20%               0.40%
-------------------------------------------------------------------------------------------
AXA Premier VIP International Equity               1.05%               0.52%
-------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity              0.90%               0.40%
-------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                   0.90%               0.40%
-------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                    0.90%               0.40%
-------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth               1.10%               0.40%
-------------------------------------------------------------------------------------------
AXA Premier Small/Mid Cap Value                    1.10%               0.40%
-------------------------------------------------------------------------------------------
AXA Premier VIP Technology                         1.20%               0.40%
-------------------------------------------------------------------------------------------

(5) The investment results you achieve in each of the variable investment options will depend on the investment performance of the corresponding Portfolio of the Trusts that shares the same name as that option. The advisers shown are the advisers who makes the investment decisions for the Portfolios.
(6) The EQ/Emerging Markets Equity portfolio and variable investment option was formerly named EQ/Morgan Stanley Emerging Markets Equity.

Examples: EQUI-VEST(R) Vantage(SM) Contracts

For the EQUI-VEST(R) Vantage(SM) contract, the examples show the expenses that a hypothetical certificate holder would pay in the situations illustrated. We assume a single contribution of $1,000 is invested in one of the variable investment options listed and a 5% annual return is earned on assets in that option.(1) We also assume that the contract year and participation year is the same, the optional enhanced death benefit has been elected and that there is no waiver of the withdrawal charge. Total Separate Account A expenses used to compute the example below are the maximum charges that could apply under an EQUI-VEST(R) Vantage(SM) contract. Please note that the charges that would apply under your contract may be lower if: (i) your participation is under a contract with lower Separate Account A charges;
(ii) your participation is under a contract that either no longer has a withdrawal charge, or has a lesser percentage withdrawal charge, or has a shorter withdrawal charge period associated with it than is used in the examples; or (iii) you have not elected the optional enhanced death benefit. The examples assume the continuation of total annual expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust and AXA Premier VIP Trust in the table, above, for the entire one, three, five and ten year (if applicable) periods included in the examples. The EQUI-VEST(R) Vantage(SM) contracts were first offered beginning with the date of this Supplement.

These examples should not be considered a representation of past or future expense for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



----------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your contract at the end     If you do not surrender your contract at
----------------------------------------------------------------------------------------------------------------------------
                                       of each period shown, the expenses            the end of each period shown, the
----------------------------------------------------------------------------------------------------------------------------
                                                   would be:                                expenses would be:
----------------------------------------------------------------------------------------------------------------------------
                                   1 Year      3 Years     5 Years    10 Years   1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond          $82.74      $130.22       N/A        N/A      $21.00    $64.84       N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care        $91.62      $156.74       N/A        N/A      $30.45    $93.15       N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International      $91.13      $155.28       N/A        N/A      $29.93    $91.59       N/A         N/A
Equity
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core     $86.69      $142.07       N/A        N/A      $25.20    $77.49       N/A         N/A
Equity
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth   $86.69      $142.07       N/A        N/A      $25.20    $77.49       N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value    $86.69      $142.07       N/A        N/A      $25.20    $77.49       N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap      $89.16      $149.42       N/A        N/A      $27.82    $85.34       N/A         N/A
Growth
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap      $89.16      $149.42       N/A        N/A      $27.82    $85.34       N/A         N/A
Value
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology         $91.62      $156.74       N/A        N/A      $30.45    $93.15       N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                $82.44      $129.32     $167.44    $236.38    $20.68    $63.89     $109.67     $236.38
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock           $80.86      $124.55     $159.35    $218.87    $19.01    $58.80     $101.10     $218.87
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global                 $83.83      $133.49     $174.48    $251.48    $22.16    $68.33     $117.12     $251.48
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income      $82.05      $128.13     $165.42    $232.03    $20.26    $62.62     $107.53     $232.03
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors       $81.95      $127.84     $164.92    $230.94    $20.16    $62.30     $107.00     $230.94
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance High Yield             $82.44      $129.32     $167.44    $236.38    $20.68    $63.89     $109.67     $236.38
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate           $81.56      $126.64     $162.89    $226.57    $19.74    $61.03     $104.86     $226.57
Government Securities
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International          $87.08      $143.25     $190.90    $286.22    $25.62    $78.75     $134.50     $286.22
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market           $79.78      $121.27     $153.75    $206.67    $17.85    $55.29     $95.18      $206.67
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth         $84.71      $136.15     $178.98    $261.07    $23.10    $71.18     $121.88     $261.07
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond           $81.65      $126.94     $163.40    $227.66    $19.85    $61.35     $105.39     $227.66
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth       $83.83      $133.49     $174.48    $251.48    $22.16    $68.33     $117.12     $251.48
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology             $84.71      $136.15     $178.98    $261.07    $23.10    $71.18     $121.88     $261.07
----------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions              $82.74      $130.22     $168.95    $239.64    $21.00    $64.84     $111.27     $239.64
----------------------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive         $83.23      $131.70     $171.47    $245.03    $21.52    $66.43     $113.93     $245.03
----------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                        $82.25      $128.73     $166.43    $234.21    $20.47    $63.26     $108.60     $234.21
----------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value     $82.74      $130.22     $168.95    $239.64    $21.00    $64.84     $111.27     $239.64
----------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible    $83.73      $133.19     $173.98    $250.41    $22.05    $68.02     $116.59     $250.41
----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian                $85.21      $137.63     $181.47    $266.36    $23.63    $72.76     $124.52     $266.36
International
----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research       $82.74      $130.22     $168.95    $239.64    $21.00    $64.84     $111.27     $239.64
----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity    $82.74      $130.22     $168.95    $239.64    $21.00    $64.84     $111.27     $239.64
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your contract at the end     If you do not surrender your contract at
----------------------------------------------------------------------------------------------------------------------------
                                       of each period shown, the expenses            the end of each period shown, the
----------------------------------------------------------------------------------------------------------------------------
                                                   would be:                                expenses would be:
----------------------------------------------------------------------------------------------------------------------------
                                   1 Year      3 Years     5 Years    10 Years   1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------------------------------------------------------------------
EQ/ Emerging Markets Equity        $91.13      $155.28     $210.98    $327.78    $29.93    $91.59     $155.75     $327.78
---------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                $78.89      $118.57     $149.15    $196.58    $16.91    $52.41     $90.31      $196.58
----------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                 $82.74      $130.22     $168.95    $239.64    $21.00    $64.84     $111.27     $239.64
----------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                      $83.23      $131.70     $171.47    $245.03    $21.52    $66.43     $113.93     $245.03
----------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value          $84.22      $134.67     $176.48    $255.75    $22.58    $69.60     $119.24     $255.75
----------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index      $84.22      $134.67     $176.48    $255.75    $22.58    $69.60     $119.24     $255.75
----------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond           $81.26      $125.75     $161.37    $223.28    $19.43    $60.07     $103.25     $223.28
----------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth          $84.71      $136.15     $178.98    $261.07    $23.10    $71.18     $121.88     $261.07
----------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value          $84.22      $134.67     $176.48    $255.75    $22.58    $69.60     $119.24     $255.75
----------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                   $84.71      $136.15     $178.98    $261.07    $23.10    $71.18     $121.88     $261.07
----------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity      $82.74      $130.22     $168.95    $239.64    $21.00    $64.84     $111.27     $239.64
----------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies   $82.94      $130.81     $169.96    $241.80    $21.21    $65.48     $112.33     $241.80
----------------------------------------------------------------------------------------------------------------------------
EQ/MFS Growth with Income          $82.74      $130.22     $168.95    $239.64    $21.00    $64.84     $111.27     $239.64
----------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                    $82.74      $130.22     $168.95    $239.64    $21.00    $64.84     $111.27     $239.64
----------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value    $82.74      $130.22     $168.95    $239.64    $21.00    $64.84     $111.27     $239.64
----------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity     $85.70      $139.11     $183.96    $271.62    $24.15    $74.34     $127.16     $271.62
----------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth         $82.74      $130.22     $168.95    $239.64    $21.00    $64.84     $111.27     $239.64
----------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index             $81.75      $127.24     $163.91    $228.76    $19.95    $61.67     $105.93     $228.76
----------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price International     $85.70      $139.11     $183.96    $271.62    $24.15    $74.34     $127.16     $271.62
Stock
----------------------------------------------------------------------------------------------------------------------------

-------
(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount in a single sum instead of as payments under an annuity payout option. See "Accessing your money" in the Prospectus.


IF A PARTICIPANT ELECTS A VARIABLE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and a participant elects a variable annuity payout option, the expenses shown in the above example of "if a participation certificate is not surrendered" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" in "Charges and expenses" in the Prospectus.

4. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 26:


--------------------- ------------------------------------------------ -----------------------------------------------
CONTRACT TYPE         SOURCE OF CONTRIBUTIONS                          LIMITATIONS ON CONTRIBUTIONS
--------------------- ------------------------------------------------ -----------------------------------------------

EQUI-VEST(R)         o     Employer Contributions: Contributions       o  Maximum amount of contributions
Vantage(SM)                made by the Employer under the Plan,           subject to tax law formula which varies.
                           other than those described in the items
                           below.                                      o  Maximum salary reduction
                     o     Employer Matching Contributions:               contribution is $10,500 for 2001
                           Employer Contributions matching Salary         ($11,000 for 2002, where additional
                           Reduction Contributions under the terms        catch-up may also be permitted).
                           of the Plan.
                     o     Qualified Non-Elective and Qualified        o  Rollover or direct transfer
                           Matching Contributions: Contributions          contributions after age 70 1/2 must be net
                           made by the Employer  to meet the              of required minimum distributions.
                           requirements of the nondiscrimination
                                                                       o  Aggregate direct rollover and direct


                                                                              13




--------------------- ------------------------------------------------ -----------------------------------------------
CONTRACT TYPE         SOURCE OF CONTRIBUTIONS                          LIMITATIONS ON CONTRIBUTIONS
--------------------- ------------------------------------------------ -----------------------------------------------
EQUI-VEST(R)
Vantage(SM)                tests set forth in the Code.
                     o     Salary Reduction Contributions                 transfer contributions must meet
                           (Elective Deferral Contributions):             Equitable's anticipated minimum
                           Contributions under a salary reduction         contribution requirements or meet
                           agreement that an employee enters into         minimum plan participation requirements.
                           with the Employer under the Plan.
                     o     Rollover Contributions:                    o  If your employer's plan permits, an
                           Contributions of eligible rollover            individual at least age 50 at any time
                           distributions directly or indirectly from     during 2002 can make up to $1,000
                           another eligible retirement arrangement.      additional regular catch-up salary
                     o     After Tax Contributions: Amounts              reduction contributions.  Consult your
                           reported by the Employer as having            tax advisor for more information on
                           after-tax consequences under the Code.        catch-up contributions.
                     o     Direct Transfer Contributions:
                           Amounts directly transferred from another   o We currently do not accept rollovers
                           403(b) arrangement pursuant to Revenue        of after tax funds except as direct
                           Ruling 90-24.                                 rollovers from 403(b) plans (we
                     o     Additional regular "catch-up"                 separately account for these rollover
                           contributions (beginning in 2002).            contributions).
                     o     Eligible rollover distributions from
                           other 403(b) plans, 401(a) plans,
                           governmental EDC plans and
                           Traditional IRAs (beginning in 2002).

--------------------------------------------------------------------------------------------------------------------






5. THE LAST SENTENCE OF THE SECOND PARAGRAPH FOLLOWING THE CHART UNDER "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 27 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life accumulation annuities in which a participant has an interest would then total more than $2,500,000.

6. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 27 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA (other than EQUI-VEST(R) Vantage(SM) contracts) and Annuitant HR-10.

7. THE FIRST SENTENCE UNDER "SELECTING YOUR INVESTMENT METHOD" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 32 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

A Contract holder, or the participants, if the Contract holder so elects, must choose of one of the following two methods under which participants will be able to select investment options.

8. THE INVESTMENT OPTIONS CHART UNDER "SELECTING YOUR INVESTMENT METHOD" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 33 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:


                               INVESTMENT OPTIONS

                                        A

GUARANTEED INTEREST OPTION
DOMESTIC STOCK                            INTERNATIONAL STOCK


AXA Premier VIP Health  Care              AXA Premier VIP International Equity
AXA Premier VIP Large Cap Core Equity     EQ/Alliance International
AXA Premier VIP Large Cap Growth          EQ/Capital Guardian International
AXA Premier VIP Large Cap Value           EQ/Putnam International Equity
AXA Premier VIP Small/Mid Cap Growth      EQ/T. Rowe Price International Stock
AXA Premier  VIP Small/Mid Cap Value
AXA Premier VIP Technology
EQ/Aggressive Stock
EQ/Alliance Common Stock
EQ/Alliance Global
EQ/Alliance Growth and Income
EQ/Alliance Premier Growth
EQ/Alliance Small Cap Growth
EQ/Alliance Technology
EQ/AXP New Dimensions
EQ/AXP Strategy Aggressive
EQ/Bernstein Diversified Value
EQ/Calvert Socially Responsible
EQ/Capital Guardian Research
EQ/Capital Guardian U.S. Equity
EQ/Emerging Markets Equity
EQ/Equity 500 Index
EQ/Evergreen Omega
EQ/FI Mid Cap
EQ/FI Small/Mid Cap Value
EQ/International Equity Index
EQ/Janus Large Cap Growth
EQ/Lazard Small Cap Value
EQ/Marsico Focus
EQ/Mercury Basic Value Equity
EQ/MFS Emerging Growth Companies
EQ/MFS Investors Trust
EQ/MFS Research
EQ/Putnam Growth & Income Value
EQ/Putnam Investors Growth
EQ/Small Company Index

BALANCED/HYBRID

EQ/Alliance Growth Investors              EQ/Balanced

FIXED INCOME                            B

AXA Premier VIP Core Bond                 EQ/Alliance Money Market
EQ/Alliance Intermediate                  EQ/Alliance Quality Bond
 Government Securities                    EQ/J.P.Morgan Core Bond
EQ/Alliance High Yield

FIXED MATURITY OPTIONS

The fixed maturity options are only available in all states where approved. Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."

9. THE FOLLOWING IS ADDED AS A NEW SECTION AFTER "DEATH BENEFIT" IN "CONTRACT FEATURES AND BENEFITS" AT PAGE 34 IN THE
         PROSPECTUS:


         EQUI-VEST(R) Vantage(SM) Death Benefit

         The Equi-Vest(R) Vantage(SM) contract provides a Death Benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the account value attributable to your participation under the contract as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, or the minimum death benefit, whichever provides the highest amount. The minimum death benefit is equal to your total contributions, less withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balances plus accrued interest.

         If you elect the enhanced death benefit, the death benefit is equal to the account value attributable to your participation under the contract as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment or the enhanced death benefit on the date of the annuitant's death, less any subsequent withdrawals, withdrawal charges and taxes that apply, whichever provides the highest amount. You should note that in certain circumstances, where you have made withdrawals, the minimum death benefit will provide a higher benefit than the enhanced death benefit.

         EQUI-VEST(R)  Vantage(SM) Enhanced Death Benefit

         For an additional fee you may elect the enhanced death benefit.

         On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until the annuitant is age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value on that third contract date anniversary. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third contract date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.


         If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from the account value attributable to your participation under the contract we will adjust your death benefit on the date you take the withdrawal.

         Each withdrawal you make will reduce the amount of your current enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000-$16,000).

         You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST (R) Vantage(SM) contract. Additionally, to elect this benefit, the annuitant must have been less than age 80 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract, and the minimum death benefit described in your participation certificate no longer applies.

10. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 39:

Except as set forth in the following sentence, EQUI-VEST(R) Vantage(SM) participants may only withdraw amounts from their participant account values that are 100% vested. A participant may, however, transfer any non-vested account value attributable to such participant under the contract to another annuity contract, employer designated funding vehicle or other funding vehicle permitted by the employer and permitted under the tax law. Any participant withdrawal requests require contract holder approval. In addition, in many instances when a participant is under age 59 1/2, the participant's ability to withdraw funds from an EQUI-VEST(R) Vantage(SM) contract may be limited by the plan and section 403(b) of the Code. For example, amounts attributable to salary reduction contributions may not be withdrawn unless due to a participant's death, disability, separation from service from the employer who provided the funds. Also, a participant may be able to withdraw salary reduction contributions only (that is, no earnings) on account of hardship under federal income tax rules.

11. THE FOLLOWING IS ADDED AS A NEW SECTION FOLLOWING "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 40:

FORFEITURES

A plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a participant who is not fully vested under a plan separates from service. Participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a participant's cash value and deposit such amount in a forfeiture account. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the Guaranteed Interest Option, unless otherwise agreed to by the contract holder and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal Charge for EQUI-VEST(R) Vantage(SM) contracts" under "Charges and expenses" in the Prospectus Supplement.

12. THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "LOANS UNDER TSA AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 41:

If the plan contains a vesting schedule for employer contributions, any participant loan requests require contract holder approval.

13. THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 41:

EQUI-VEST(R) VANTAGE(SM) TERMINATION OF PARTICIPATION

We may terminate the participant's participation under the EQUI-VEST(R) Vantage
(SM) contract and pay that participant the account value attributable to his or her participation under the contract if:

(1) the account value attributable to a participant under the contract is less than $500 and that participant has not made contributions under the contract for a period of three years;

(2) a participant requests a partial withdrawal that reduces the account value attributable to a participant under the contract to an amount of less than $500;

(3) a participant has not made any contributions under the contract within 120 days from his or her participation date; or

(4) the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(R)Vantage(SM) contract is terminated by us.

We will deduct the amount of any outstanding loan balance (including any applicable withdrawal charge), any applicable market value adjustment on amounts allocated to the fixed maturity options and any applicable withdrawal charge from the account value when we terminate a participant's participation under the contract.

The contract holder may discontinue an EQUI-VEST(R) Vantage(SM) contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferral or employer contributions to be made under the contract. If an EQUI-VEST(R) Vantage(SM) contract is discontinued the contract holder may withdraw any cash value in the forfeiture account, as well as any portion of the account value attributable to a participant that is not vested and: (i) transfer it to another employer-designated funding vehicle; or (ii) transfer or distribute those funds in any other manner permitted under section 403(b) of the Code. If an EQUI-VEST(R) Vantage(SM) contract is discontinued, the participant may withdraw any portion of the account value attributable to the participant under the contract that is vested and:
(i) directly transfer such account value to the employer-designated funding vehicle or permit the contract holder to do so; (ii) transfer or directly rollover to another contract or custodial arrangement that meets the requirements of Section 403(b)(1) or Section 403(b)(7) of the Internal
Revenue Code respectively or such other qualified plan or arrangement as permitted by applicable law; (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us. If the account value remains with us, such amounts will continue to be subject to withdrawal charges based upon the contract holder's original withdrawal charge schedule.

An EQUI-VEST(R) Vantage(SM) contract may be terminated only after all participation under the contract is terminated.

14. THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS" IN "CHARGES AND EXPENSES" IN THE PROSPECTUS AT PAGE 50:

CHARGES UNDER EQUI-VEST(R)  VANTAGE(SM) CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0% to 0.90% of daily net assets attributable to all under the group contract. Differences in this charge are due to variations in group characteristics which may include:

o the factors on which the mortality and expense risks charge and administration charges are based,

o the extent to which certain administrative functions in connection with the TSA contracts are to be performed by us or by the contract holder,

o  the total amount of Plan assets

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the
contracts.  A  participant's   participation  certificate  will  set  forth  the
applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Vantage(SM) contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We deduct a charge for third-party transfer (such as in the case of a direct transfer of the account value to another employer-designated funding vehicle or a transfer or direct rollover to another contract or custodial arrangement that meets the requirements of Section 403(b)(1) or Section 403(b)(7) of the Internal Revenue Code respectively or such other qualified plan or arrangement as permitted by applicable law or a direct rollover to a traditional IRA contract). This charge is currently $25 ($65 maximum) per occurrence per participant. In addition, this charge will be imposed on each third-party transfer out of the contract's forfeiture account into another eligible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant annuity accounts under the contract.

CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT

If a participant elects the optional enhanced death benefit we deduct a charge annually from the account value attributable to such participant on each participation date the participant is age 85. The charge is equal to 0.15% of the account value attributable to the participant on the participation date anniversary.

We deduct this charge from the investment options beginning first with any value attributable to the participant in the guaranteed interest option. If there is not enough value in the guaranteed interest option, we will deduct all or a portion of the charge from the participant's value in the variable investment options next, followed by your value in the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply if we deduct the charge from the fixed maturity options.

WITHDRAWAL CHARGE FOR EQUI-VEST(R)  VANTAGE(SM) CONTRACTS

A withdrawal charge will apply during either the first 5 contract years or the first 5 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to variations in group characteristics including the total amount of Plan assets. We will determine the period of and circumstances under which the withdrawal charge applies pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Vantage(SM) contracts.

If you participate in a contract where the withdrawal is on a contract year basis, rather than a participant year basis, a withdrawal charge will apply to amounts withdrawn from the contract only if: (i) a participant transfers any account value attributable to the participant under the contract to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under the tax law; or (ii) the contract holder discontinues the contract and the participant or contract holder withdraws amounts from the contract and transfers amounts to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.


If you participate in a contract where the withdrawal is on a participant year basis, rather than a contract year basis, a withdrawal charge will apply within the withdrawal charge period if: (i) a participant transfers any account value attributable to the participant under the contract to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under the tax law; (ii) a participant has an outstanding loan that is defaulted; (iii) the participant's participation under the contract is terminated; or (iv) a contract holder discontinues the contract and the participant or contract holder withdraws amounts from the contract and transfers amounts to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code.

No withdrawal charges will apply if any of the following apply:

(1) The participant withdraws no more than 10% of the vested account value each participation year attributable to that participant under the contract.
(2) The participant has reached age 55 and retired or has severed from employment with the employer.
(3)  The withdrawal is made to satisfy minimum distribution requirements.
(4) The participant elects a withdrawal that qualifies as a hardship withdrawal under the Code.
(5)  The participant dies and a death benefit is payable to the Beneficiary.
(6)  The withdrawal is made to provide an annuity requested by the Employer.
(7) The participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

     Written notice of claim must be given to us during the participant's lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, the participant must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Provided such proof is furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(8) We receive proof satisfactory to us that the participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(9) The participant is confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
    Guam) and meets all of the following:

     - its main function is to provide skilled, intermediate, or custodial nursing care;
     -   it provides continuous room and board to three or more persons;
     -   it is supervised by a registered nurse or licensed practical nurse;
     -   it keeps daily medical records of each patient;
     -   it controls and records all medications dispensed; and
     -   its primary service is other than to provide housing for residents.

The withdrawal charge will apply if the condition as described in items 7 through 9 above existed at the time participation under the contract began or if the condition began within the 12 month period following the such participation.

In instances where a withdrawal charge applies, other than where the participant's participation under the contract is terminated, in order to give a participant the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from the account value attributable to a participant under the contract. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed investment option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options in order of the earliest maturity date(s). If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case a participant terminates participation under the contract, we will pay the account value attributable to the participant under the contract after the withdrawal charge has been imposed (cash value).

The withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the account value attributable to a participant under the contract during the first four contract or participation years, as applicable and 5% of the amount withdrawn (or the defaulted loan amount) from the account value attributable to a participant under the contract during the fifth contract or participation year, as applicable. The total of all withdrawal charges will never exceed 8% of all contributions made by the participant during the first five contract or participation years, as applicable, that are permitted to be withdrawn.

FORFEITED ANNUITY ACCOUNT VALUE. If a portion of a participant's annuity account value is forfeited under the terms of the plan, a withdrawal charge will be assessed only against the vested contribution amounts. If the contract holder withdraws the forfeited amount from the contract, a withdrawal charge, if applicable, will be imposed at that time.

15. THE FOLLOWING PARAGRAPH IS ADDED AS THE FIRST PARAGRAPH IN THE SECTION ENTITLED, "TAX INFORMATION" OF THE PROSPECTUS AT PAGE 54:

     President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the Provisions of EGTRRA become effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the current law (2001) will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.

16. THE FIRST BULLET UNDER "CONTRIBUTIONS TO TSAs" IN "TAX INFORMATION" UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAs)" IN THE PROSPECTUS AT PAGE 55 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

o Annual contributions made through the employer's payroll, which may include a participant's salary reduction contributions and employer contributions. Some employer contributions may be subject to forfeiture under an employer's plan.

17. THE FOLLOWING IS ADDED TO END OF THE FIRST BULLET UNDER "ANNUAL CONTRIBUTIONS" IN "TAX INFORMATION" UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAs)" IN THE PROSPECTUS AT PAGE 56:

Employer contributions subject to forfeiture are not taken into account until vested for this formula. Therefore, previously contributed funds may affect the amount available to be contributed under this formula.

18. THE FOLLOWING IS ADDED TO THE END OF THE SECOND BULLET UNDER "ANNUAL CONTRIBUTIONS" IN "TAX INFORMATION" UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAs)" IN THE PROSPECTUS AT PAGE 56:

Employer contributions subject to forfeiture are taken into account under this formula.

19. THE FIRST SENTENCE UNDER "ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS" IN "TAX INFORMATION" UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAs)"
         IN THE PROSPECTUS AT PAGE 56 IS REPLACED IN ITS ENTIRETY BY THE
         FOLLOWING:

Rollover contributions to the EQUI-VEST(R) TSA contract may be made from TSAs under Section 403(b) of the Internal Revenue Code, from a Section 403(b)(7) custodial account, from another eligible retirement arrangement, or from an IRA to which only prior TSA distributions were rolled over.

20. THE LAST PARAGRAPH UNDER "ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS" IN "TAX INFORMATION" UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAs)"
         IN THE PROSPECTUS AT PAGE 56 IS DELETED IN ITS ENTIRETY FOR EQUI-VEST VANTAGE CONTRACTS.

21. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAs-- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAs" IN THE PROSPECTUS AT PAGE 57:

These restrictions apply to salary reduction or elective deferral contributions and earnings on those contributions and also apply to all amounts and earnings that were ever invested in a 403(b)(7) custodial account and transferred to this contract in a Revenue Ruling 90-24 direct transfer. The plan may also impose withdrawal restrictions on employer contributions and related earnings.

22. THE SECOND PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAs --WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAs" IN THE PROSPECTUS AT PAGE 57 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

For amounts that were directly transferred to this contract in a Revenue Ruling 90-24 transfer from another annuity contract, these withdrawal restrictions will not apply to 403(b) account values attributable to salary reduction contributions to the contract and earnings on December 31, 1988 or to account values attributable to employer contributions if properly reported to us at the time of the transfer.

23. THE LAST SENTENCE OF THE LAST PARAGRAPH UNDER "TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAs" IN "TAX INFORMATION" UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAs" IN THE PROSPECTUS AT PAGE 57, IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

Since we do not track investments in the contract, if any, it is the participant's responsibility to determine how much of the distributions, if any, is taxable.

24. NEW TRUST

The nine new AXA Premier VIP Portfolios are part of the AXA Premier VIP Trust. Accordingly, the following changes are made to the prospectus:

A. A new section is added following "About EQ Advisors Trust" on page 73 of the prospectus as follows:

"About AXA Premier VIP Trust

AXA Premier VIP Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. The Trust issues different shares relating to each Portfolio. Equitable Life serves as the investment manager of the Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trust and is responsible for retaining or discontinuing the services of those advisers. AXA Premier VIP Trust commenced operations on December 31, 2001. The Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees of the Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about the Trust, its Portfolio investment objectives, policy restrictions, risks, expenses, the Rule 12b-1 Plan relating to its Class B shares, and other aspects of its operations appear in its prospectus attached at the end of this Supplement, or in its SAI which is available upon request."

B. The discussion in the section "About your voting rights" in the prospectus at page 77 is amended to apply to AXA Premier VIP Trust in addition to EQ Advisors Trust.

25. INVESTMENT PERFORMANCE. Page 79 of the Prospectus describes certain measurements of investment performance of the variable investment options and/or the portfolios in which they invest. The table following that discussion may be of general interest. Since charges under the EQUI-VEST(R) Vantage(SM) contract as well as the series of contracts described in the Prospectus vary, the tables on page 80 of the Prospectus assume for each charge included the highest that might apply. The maximum charges that might apply under the EQUI-VEST(R) Vantage(SM) contract (including the charge for the optional enhanced death benefit) are lower than the charges used in computing the investment performance in the Prospectus table.

                                     PART C

                                OTHER INFORMATION
                                -----------------

This Part C is amended solely for the purpose of adding Exhibit Nos. 4.(w) and 4.(x) and filing such exhibits herewith. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment No. 71 to the Registration Statement.


Item 24.   Financial Statements and Exhibits
           ----------------------------------


           (b)   Exhibits.

           The following exhibits are filed herewith:

             4.  (w)   Form of Certificate No. 123456789.

                 (x)   Form of Group Annuity Contract No. 2001-TSAGAC.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of December, 2001.


                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Robin Wagner
                                               -------------------------
                                                   Robin Wagner
                                                   Vice President and Counsel

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of December, 2001.



                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By:  /s/ Robin Wagner
                                                ------------------------
                                                    Robin Wagner
                                                    Vice President and Counsel



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Christopher M. Condron                      Chairman of the Board,
                                            Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:


*Alvin H. Fenichel                          Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert           Jean-Rene Fourtou           George T. Lowy
Henri de Castries          Norman C. Francis           Edward D. Miller
Francoise Colloc'h         Donald J. Greene            Didier Pineau-Valencienne
Christopher M. Condron     John T. Hartley             George J. Sella, Jr.
Claus-Michael Dill         John H.F. Haskell, Jr.      Peter J. Tobin
Joseph L. Dionne           Mary R. (Nina) Henderson    Stanley B. Tulin
Denis Duverne              W. Edwin Jarmain



By: /s/ Robin Wagner
    -------------------------
        Robin Wagner
        Attorney-in-Fact
        December 19, 2001

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                      TAG VALUE
-----------                                                      ---------

4(w)                    Form of Certificate                      EX-99.4w
                        No. 123456789.

4(x)                    Form of Group Annuity Contract           EX-99.4x
                        No. 2001-TSAGAC

                                    ELAS LOGO
                                                    1290 AVENUE OF THE AMERICAS
                                                    NEW YORK, NEW YORK 10104

EMPLOYER:               EMPLOYER OR TRUST

PARTICIPANT NAME:       JOHN DOE

CONTRACT DATE:          JANUARY 1, 2001

CERTIFICATE NUMBER:     123456789
--------------------------------------------------------------------------------

             FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CERTIFICATE

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  ("EQUITABLE")

       Processing Office: Individual Annuity Center, P.O. Box 2996, G.P.O.
                          New York, New York 10116-2996

In this Certificate, "we", "our" and "us" mean Equitable. "You" and "your" mean the Participant.

This is the Certificate that is provided to you under the Contract and it describes your rights under the Contract.

The Employer has adopted a Plan designed to meet the requirements of Section 403(b) of the Internal Revenue Code and if applicable, provisions of the Employee Retirement Income Securities Act (ERISA). The Contract was issued to the Employer as a funding vehicle for the Plan. The Contract is the entire agreement between the Employer and us.

This Certificate summarizes the terms of the Contract and does not alter or void its terms. Unless otherwise expressly stated, in the event that a conflict arises between the Contract and Certificate, the Contract will govern.

TEN DAYS TO CANCEL - Not later than ten days after you receive this Certificate, you may cancel your participation under the Contract by returning this Certificate to us. We will refund any Contribution made to us [certain states require that we return the Contribution plus or minus any investment gain or loss that applies to the Variable Investment Options from the date such Contribution was allocated to such Variable Investment Option to the date of cancellation]. Funds contributed by the Employer will be returned to the Employer.

THE PORTION OF THE ANNUITY ACCOUNT VALUE HELD IN THE VARIABLE INVESTMENT OPTIONS MAY INCREASE OR DECREASE IN VALUE.

THE INTEREST RATE IS GUARANTEED WITH RESPECT TO THE PORTION OF THE ANNUITY ACCOUNT VALUE HELD IN THE GUARANTEED INTEREST OPTION.

THE FIXED MATURITY OPTIONS UNDER THIS CERTIFICATE CONTAINS A MARKET VALUE ADJUSTMENT ("MVA") FORMULA WHICH MAY RESULT IN A POSITIVE OR NEGATIVE ADJUSTMENT IN YOUR BENEFIT. AN MVA WILL NOT APPLY (1) UPON TRANSFER TO A NEW FIXED MATURITY OPTION ( OR WITHIN 30 DAYS THEREAFTER), OR (2) UPON WITHDRAWAL OF THE AMOUNT ALLOCATED TO A FIXED MATURITY OPTION ON THE EXPIRATION DATE OF SUCH FIXED MATURITY OPTION (WITHDRAWAL CHARGES MAY ALSO APPLY).


2001TSACERT[A/B]                                                              1

This Certificate provides for a Variable Annuity Payout Benefit Option. If elected, this Benefit will fluctuate with the Investment results of the Investment Options selected under the Benefit. It will increase when the average annual rate of net investment return is more than 5% and decrease if it is less than 5%. The combined maximum annual separate account charges applicable to the Variable Annuity Payout Benefit will be 1.50%; therefore, the smallest annual rate of investment return, required to ensure that the dollar amount of Variable Annuity Payouts illustrated in the Certificate will not decrease is 6.5%

------------------------------------------------------------------------------

                                TABLE OF CONTENTS



                                                                            PAGE

PART I        DEFINITIONS                                                     4

PART II   -   INVESTMENT OPTIONS                                              9
              SECTION 2.01 TYPES OF INVESTMENT OPTIONS
              SECTION 2.02 AVAILABILITY OF INVESTMENT OPTIONS
              SECTION 2.03 GUARANTEED INTEREST OPTION-CONDITIONS
              SECTION 2.04 SEPARATE ACCOUNT
              SECTION 2.05 VARIABLE INVESTMENT OPTIONS/ACCUMULATION
              UNITS AND UNIT VALUES
              SECTION 2.06 CHANGES WITH RESPECT TO VARIABLE SEPARATE
              ACCOUNTS
              SECTION 2.07 FIXED MATURITY OPTION (FMO)


PART III  -   CONTRIBUTIONS AND ALLOCATIONS                                  16
              SECTION 3.01 CONTRIBUTIONS
              SECTION 3.02 ALLOCATIONS

PART IV   -   TRANSFERS AMONG INVESTMENT OPTIONS                             17
              SECTION 4.01 TRANSFER REQUESTS
              SECTION 4.02 TRANSFER RULES

PART V    -   WITHDRAWALS, DISTRIBUTIONS, DEATH BENEFITS AND TERMINATION     19
              SECTION 5.01 RESTRICTIONS ON WITHDRAWALS, DISTRIBUTIONS AND
              ANNUITY BENEFITS
              SECTION 5.01A WITHDRAWALS
              SECTION 5.01B DIRECT ROLLOVER OPTION
              SECTION 5.01C REQUIRED MINIMUM DISTRIBUTIONS
              SECTION 5.02 DEATH BENEFIT
              SECTION 5.02A ENHANCED DEATH BENEFIT
              SECTION 5.02B BENEFICIARY CONTINUATION OPTION
              SECTION 5.03 BENEFICIARY
              SECTION 5.04 DISCONTINUANCE OF CONTRIBUTIONS

PART VI   -   PLAN LOANS                                                     27
              SECTION 6.01 LOANS


2001TSACERT[A/B]                                                              2

PART VII  -   ANNUITY BENEFITS                                               30
              SECTION 7.01A FORMS OF DISTRIBUTION
              SECTION 7.01B ELECTION/REPORT FOR ANNUITY BENEFIT
              SECTION 7.02 ANNUITY BENEFIT FORMS
              SECTION 7.03 AMOUNT OF ANNUITY BENEFITS
              SECTION 7.04 ANNUITY BENEFIT
              SECTION 7.05 COMMENCEMENT OF ANNUITY BENEFITS
              SECTION 7.06 CONDITIONS
              SECTION 7.07 CHANGES
              SECTION 7.08 SPOUSAL AND ANNUITY CONSENT RULES

PART VIII -   ALLOCATED ACCOUNTS; FORFEITURE ACCOUNT                         35
              SECTION 8.01 PARTICIPANT ACCOUNTS
              SECTION 8.02 FORFEITURES/FORFEITURE ACCOUNT

PART IX   -   CHARGES                                                        36
              SECTION 9.01 WITHDRAWAL CHARGES
              SECTION 9.02 THIRD PARTY TRANSFERS
              SECTION 9.03 ADMINISTRATIVE AND OTHER CHARGES DEDUCTED
              FROM ANNUITY ACCOUNT VALUE
              SECTION 9.04 TRANSFER AND LOAN CHARGES
              SECTION 9.05 VARIABLE SEPARATE ACCOUNT CHARGE
              SECTION 9.06 PLAN RECORDKEEPING SERVICE CHARGES
              SECTION 9.07 ONGOING OPERATIONS CHARGE
              SECTION 9.08 APPLICABLE TAX CHARGES
              SECTION 9.09 CHANGES

PART X    -   GENERAL PROVISIONS                                             39
              SECTION 10.01 CERTIFICATE
              SECTION 10.02 STATUTORY COMPLIANCE
              SECTION 10.03 DEFERMENT
              SECTION 10.04 ASSIGNMENTS, TRANSFERABILITY
              SECTION 10.05 EMPLOYER'S RESPONSIBILITY
              SECTION 10.06 PLAN STATUS
              SECTION 10.07 MANNER OF PAYMENT
              SECTION 10.08 REPORTS AND NOTICES

----------    TABLE OF GUARANTEED ANNUITY PAYMENTS


2001TSACERT[A/B]                                                              3

                              PART I - DEFINITIONS

SECTION 1.01-ACCUMULATION UNIT

"Accumulation Unit" means a unit of measure used to calculate the variable Annuity Account Value during the accumulation period.

SECTION 1.02-ACCUMULATION UNIT VALUE

"Accumulation Unit Value" means the dollar value of each Accumulation Unit in a Separate Account on a given date.

SECTION 1.03-ANNUITY ACCOUNT VALUE

"Annuity Account Value" means the sum of the amounts held for your benefit in the Investment Options, minus any outstanding loans and accrued interest.

SECTION 1.04-ANNUITY BENEFIT

"Annuity Benefit" means a benefit payable by us pursuant to Section VII of this Certificate.

SECTION 1.05-ANNUITY COMMENCEMENT DATE

"Annuity Commencement Date" means the date on which annuity payments to you commence as reported to us by the Employer.

SECTION 1.06-ANNUITY UNIT

"Annuity Unit" means a unit of measure used after the Annuity Commencement Date to calculate the amount of variable annuity payout.

SECTION 1.07-APPLICATION

 "Application" means the Application for the Contract or participation in the Contract signed by the Employer and accepted by us.

SECTION 1.08-BENEFICIARY

"Beneficiary" means the person designated by you under the Plan to receive the death benefit.

SECTION 1.09-BUSINESS DAY

"Business Day" means any day on which we are open and the New York Stock Exchange is open for trading. Our Business Day ends at 4:00 P.M., Eastern Time, or if earlier, the closing of the New York Stock Exchange.


2001TSACERT[A/B]                                                              4

SECTION 1.10-CASH VALUE

"Cash Value" means an amount equal to the Annuity Account Value held for you, less any charge that applies as described in Part IX, "Charges". The Cash Value at any time will be reduced by any outstanding loan plus accrued interest and the amount of any forfeiture as described in Section 8.02
"Forfeitures/Forfeiture Account".

SECTION 1.11-CODE

"Code" means the Internal Revenue Code of 1986, as now or hereafter amended, or any corresponding provisions of prior or subsequent United States revenue laws, and includes applicable tax regulations.

SECTION 1.12-CONTRACT

"Contract" means the Group Annuity Contract and Application between the Contract Holder, Employer and us providing a variable annuity to fund the Plan. The terms of the Contract are agreed to by the Employer and us.

SECTION 1.13-CONTRACT DATE

"Contract Date" means the date following our acceptance of an Application on which the first Participant is enrolled under the Contract, with respect to a Plan.

SECTION 1.14-CONTRACT YEAR

"Contract Year" with respect to a Plan means the twelve month period starting on
(i) the Contract Date and (ii) each anniversary of the Contract Date, unless we agree to another period.

SECTION 1.15-CONTRIBUTION

"Contribution" means a payment remitted to us under Section 3.01
"Contributions".

SECTION 1.16-EMPLOYER

"Employer" means the entity identified as such on the front page of this Certificate.

SECTION 1.17-ERISA

"ERISA" means Employee Retirement Income Security Act of 1974, as amended.

SECTION 1.18 EXPIRATION DATE

"Expiration Date" means the date that a Fixed Maturity Option matures.


2001TSACERT[A/B]                                                              5

SECTION 1.19-FIXED MATURITY AMOUNT

"Fixed Maturity Amount" (FMA) means the amount held with respect to a given Fixed Maturity Option. The Fixed Maturity Amount reflects Contributions and transfers made to a Fixed Maturity Option, plus interest at the FMO Rate to Maturity, minus any withdrawals, transfers and charges, if any, deducted from a Fixed Maturity Option.

SECTION 1.20-FIXED MATURITY OPTION

"Fixed Maturity Option" (FMO) means the Investment Option that specifies a period of time during which an interest rate is guaranteed to remain the same for amounts allocated to and held for such period until its expiration.

SECTION 1.21-GUARANTEED INTEREST OPTION

"Guaranteed Interest Option" (GIO) means the Investment Option that pays interest at guaranteed rates set by us from time to time.

SECTION 1.22-GUARANTEED INTEREST RATE

"Guaranteed Interest Rate" means the effective annual rate at which interest accrues on amounts allocated to the Guaranteed Interest Option.

SECTION 1.23-INVESTMENT OPTION

"Investment Option" means a Variable Investment Option, Fixed Maturity Option, or Guaranteed Interest Option.

SECTION 1.24-PARTICIPANT

"Participant" means an individual covered under the Plan who has been enrolled under the Contract and for whom we maintain an Annuity Account Value.

SECTION 1.25-PARTICIPATION DATE

"Participation Date" means the earliest of (a) the Business Day on which you have been enrolled under the Employer's Contract, (b) the Business Day on which you were enrolled under the Prior Contract, if applicable, and (c) the Business Day on which the first Contribution for you is received at the Processing Office. Your Participation Date is specified on the first page of this Certificate.

SECTION 1.26-PARTICIPATION YEAR

"Participation Year" means, with respect to you, the twelve month period starting on (i) the Participation Date and (ii) each anniversary of the Participation Date, unless we agree to another period.


2001TSACERT[A/B]                                                              6

SECTION 1.27-PLAN

"Plan" means the plan, arrangement or program maintained or adopted by the Employer for which this Certificate is issued. We are not a party to the Plan.

SECTION 1.28-PORTFOLIO

"Portfolio" means a separate class (or series) of shares of a specified trust or investment company, where each class (or series) represents a separate portfolio in the specified trust or investment company.

SECTION 1.29-PRIOR CONTRACT

"Prior Contract" means a Contract issued by us and from which the Employer and we have agreed to transfer certain liabilities associated with the Plan to the Contract.

SECTION 1.30-PROCESSING OFFICE

"Processing Office" means our administrative office or such other location as we may designate upon written notice to the Employer. We may establish more than one Processing Office. For example, the Employer may be asked to send Contributions to one location and other transaction requests to a different location. Contributions and other transaction requests are only considered received by us when they arrive at the appropriate Processing Office in a form we accept.

SECTION 1.31-PROCESSING DATE

"Processing Date" means the day(s) we deduct charges from the Annuity Account Value.

SECTION 1.32-RATE TO MATURITY

"Rate to Maturity" means a specified interest rate that we credit to amounts allocated to a FMO. Different FMOs have different Rates to Maturity. Also, Contributions and transfers made at different times to the same FMO may have different Rates to Maturity.

SECTION 1.33-SEPARATE ACCOUNT

"Separate Account" means our Separate Account [48] and our Variable Separate Account(s).

SECTION 1.34-SOURCES OF CONTRIBUTIONS

"Sources of Contributions" means any of the following that may apply:

    (a) Employer Contributions: Contributions made by the Employer under the Plan, other than those described in the items below.

    (b) Employer Matching Contributions: Employer Contributions matching Salary Reduction Contributions under the terms of the Plan.

    (c) Qualified Non-Elective and Qualified Matching Contributions:
        Contributions made by the Employer to meet the requirements of the nondiscrimination tests set forth in the Code.

    (d) Salary Reduction Contributions (Elective Deferral Contributions):
        Contributions under a salary reduction agreement that an employee enters into with the Employer under the Plan.


2001TSACERT[A/B]                                                              7

    (e) Rollover Contributions: Contributions of eligible rollover distributions directly or indirectly from another 403(b) arrangement.

    (f) After Tax Contributions: Amounts reported by the Employer as having after-tax consequences under the Code.

    (g) Direct Transfer Contributions: Amounts directly transferred from another 403(b) arrangement pursuant to Revenue Ruling 90-24.

    (h) Direct Transfer Contributions Amounts directly transferred from a 403(b)(7) custodial account pursuant to Revenue Ruling 90-24.

SECTION 1.35-TRANSACTION DATE

"Transaction Date" means the Business Day we receive a Contribution or a processing request at the appropriate Processing Office. Transaction requests must be in a form acceptable to us.

SECTION 1.36-VARIABLE INVESTMENT OPTION

"Variable Investment Option" means either a sub-account of a Variable Separate Account, or a Variable Separate Account that has not been divided into sub-accounts. A Variable Investment Option may invest its assets in a Portfolio.

SECTION 1.37 VARIABLE SEPARATE ACCOUNT

"Variable Separate Account(s) refer to our Separate Account [A] and any Separate Accounts added to the Contract as described in Part II. Variable Separate Accounts may be divided into subaccounts.


2001TSACERT[A/B]                                                              8

                          PART II - INVESTMENT OPTIONS

SECTION 2.01-TYPES OF INVESTMENT OPTIONS

The Investment Options may consist of Investment Options that we classify as "Type A" or "Type B", or any other type that we may specify in the Data pages, for purposes of the transfer rules described in Section 4.02 "Transfer Rules".

SECTION 2.02-AVAILABILITY OF INVESTMENT OPTIONS

The availability of Investment Options may be subject to the terms of the Employer's Plan, as reported to us by the Employer.

We reserve the right to change, limit or amend the number of Investment Options that the Employer may elect.

SECTION 2.03-GUARANTEED INTEREST OPTION-CONDITIONS

(A) GUARANTEED INTEREST OPTION

    Any amount held in the Guaranteed Interest Option ("GIO") becomes part of our general assets, which support the guarantees of the Contract as well as other policies and contracts that we offer.

    The amount in such GIO at any time with respect to the Contract is equal to the sum of:

    o   all amounts that have been allocated or transferred to such GIO, plus

    o   the amount of any interest credited, less

    o all amounts that have been withdrawn (including charges) or transferred from such Option.

    We will credit the amount held in the GIO with interest at effective annual rates that we set. We will also set a minimum Guaranteed Interest Rate that will remain in effect throughout a stated twelve-month period or a calendar year. We credit interest daily to amounts in the GIO. The Data pages will describe the initial Guaranteed Interest Rate(s) to apply for a stated period or periods starting with the Contract/Participation Date.

    For each Participant, we guarantee that any rate so determined will never be less than 3%.

(B) CONDITIONS

        The Employer agrees:

    (i) With respect to the investment option of the Plan that is funded under the GIO and to the extent that the Plan provides for allocations to, and transfers to and from, such options are to be made solely at the discretion of the Participants covered by the Plan. Such allocations and transfers will be made without any direction from the Employer. We are to be given at least 60 days advance written notice by the Employer of any noncompliance with this condition.

   (ii) The Employer is to provide us with any amendment to the Plan or its investment policy, any communication to the Participants covered by the Plan concerning the GIO or the investment option of the Plan to which it relates, or any change in the manner in which the Plan is administered. Any such document is to be provided to us at least 60 days before its effective


2001TSACERT[A/B]                                                              9
        date. We may also request, and the Employer will thereupon provide, any other information that we reasonably determine would bear upon the flow of funds to and from the GIO.

    If the conditions stated in (i) and (ii) above are not complied with or, if the Employer fails to remit Contributions in accordance with Part III on "Contributions and Allocations" or if we determine and so notify the Employer by written notice that an amendment to the Plan, its investment policy, or any change in the manner in which the Plan is administered would materially and adversely affect the flow of funds to or from the GIO, then Equitable will have the right to:

       (1.) decline further requests for transfers to or from the GIO; and/or

       (2.) deem that a discontinuance of contributions has occurred under the Contract and that requests for withdrawal of all amounts held under the Contract have been made in accordance with Section 5.04, "Discontinuance of Contributions Under this Certificate".

SECTION 2.04-SEPARATE ACCOUNT

For purposes of this Section 2.04, "Separate Account" includes our Separate Account No. 48.

We have established the Separate Account(s) and maintain such Separate Account(s) in accordance with the laws of New York State. Income, realized and unrealized gains and losses from the assets of a Separate Account are credited to or charged against it without regard to our other income, gains or losses. Assets are placed in the Separate Account(s) to support the Contract and other annuity contracts and certificates. Assets may be placed in the Separate Account(s) for other purposes, but not to support contracts or policies other than variable annuities and variable life insurance.

The assets of a Separate Account are our property. The portion of such assets equal to the reserves and other contract liabilities with respect to the Separate Account will not be chargeable with liabilities that arise out of any other business we conduct. We may transfer assets of a Separate Account in excess of the reserves and other Contract liabilities with respect to such Separate Account, to another Separate Account, or to our general account.

We may, in our discretion, invest Separate Account assets in any investment permitted by applicable law. In making its investments, we may rely conclusively on the opinion of counsel (including counsel in its employ).

SECTION 2.05-VARIABLE INVESTMENT OPTIONS/ACCUMULATION UNITS AND UNIT VALUES

The amount in a Variable Investment Option at any time is equal to the number of Accumulation Units in that Account multiplied by the Accumulation Unit Value that applies at that time. If Variable Investment Options apply as described in
Section 2.04, "Separate Account", then the terms of this section apply separately to each Variable Investment Option, unless otherwise stated.

Amounts allocated or transferred to a Variable Investment Option are used to purchase Accumulation Units of that Account. Accumulation Units are redeemed when amounts are deducted, transferred or withdrawn.

The number of Accumulation Units in a Variable Investment Option at any time is equal to the number of Accumulation Units purchased minus the number of Accumulation Units redeemed in that Variable Investment Option Account up to that time. The number of Accumulation Units purchased or redeemed in a transaction is equal to the dollar amount of the transaction divided by the Variable Investment Option Accumulation Unit Value for that Transaction Date.

We determine Accumulation Unit Values for each Variable Investment Option for each Valuation Period. A "Valuation Period" is each Business Day together with any consecutive preceding non-business days. For


2001TSACERT[A/B]                                                              10
example, for each Monday that is a Business Day, the preceding Saturday and Sunday will be included to equal a three-day Valuation Period.

The Accumulation Unit Value of a Variable Investment Option for any Valuation Period is equal to the Accumulation Unit Value for that Variable Investment Option on the immediately preceding Valuation Period multiplied by the Net Investment Factor for that Variable Investment Option for the current Valuation Period. The Net Investment Factor for a Valuation Period is (a) divided by (b) minus (c), where

(a) is the value of the Portfolio shares held by the Variable Investment Option at the end of the Valuation Period (before taking into account any amounts allocated to, or withdrawn from, the Variable Investment Option for the Valuation Period, and after deduction of fees, charges and expenses of the Portfolio; for this purpose, we use the share value reported to us by the Portfolio plus the applicable dividend and capital gain rates on ex-dividend date);

(b) is the value of the Portfolio shares held by the Variable Investment Option at the end of the preceding Valuation Period (taking into account any amounts allocated or withdrawn for that Valuation Period);

(c) is the daily Variable Separate Account charges for the expenses and risks of the Contract, times the number of calendar days in the Valuation Period, plus any charge for taxes or amounts set aside as a reserve for taxes.


2001TSACERT[A/B]                                                              11

SECTION 2.06-CHANGES WITH RESPECT TO VARIABLE SEPARATE ACCOUNTS

In addition to the right reserved pursuant to Section 2.02 "Availability of Investment Options", we reserve the right, subject to compliance with applicable law, including approval of the Employer, if required:

    (a) to add Variable Investment Options to, or to remove Variable Investment Options from, the Variable Separate Account(s), or to add other Separate Accounts;

    (b) to combine any two or more Variable Investment Options or sub-funds thereof;

    (c) to transfer the assets we determine to be the share of the class of contracts to which this Contract belongs from Variable Investment Option to another Variable Investment Option;

    (d) to operate any Variable Separate Account or any Variable Investment Option as a management investment company under the Investment Company Act of 1940; in which case charges and expenses that otherwise would be assessed against an underlying trust or investment company would be assessed against the Variable Separate Account.

    (e) to operate any Separate Account or any Variable Investment Option as a unit investment trust under the Investment Company Act of 1940.

    (f) to deregister the Variable Separate Account under the Investment Company Act of 1940;

    (g) to restrict or eliminate any voting rights as to the Variable Separate Account;

    (h) to cause one or more Variable Investment Options to invest some or all of their assets in one or more other Portfolios.

    (i) to close an Investment Option to transfers and contributions.

We reserve the right to add a Variable Investment Option in which (i) there are periods during which Contributions are restricted, (ii) amounts therein may be automatically liquidated pursuant to the investment policy of the Variable Investment Option, and (iii) investments therein may mature. We will have the right to reallocate amounts arising from liquidation or maturity according to your allocation instructions then in effect. If no such allocation instructions have been made, the reallocation will be made to a designated Investment Option, or to the next established Variable Investment Option of the same type as described in this paragraph.

A Portfolio of a Variable Investment Option might, in our judgment, become unsuitable for investment by a Separate Account or a Variable Investment Option because of legal, regulatory, or federal income tax restrictions. In such event, shares of another series or shares of another unit investment trust may be substituted for shares already purchased with respect to the Separate Account or as the security to be purchased in the future, provided that such substitution meets applicable federal income tax guidelines and, to the extent required by law, has been approved by the Securities and Exchange Commission and such other regulatory authorities as may be necessary.

If the exercise of these rights results in a material change in the underlying investments of a Separate Account or Variable Investment Option, the Employer will be notified of such exercise, as required by law.


2001TSACERT[A/B]                                                             12

SECTION 2.07-FIXED MATURITY OPTION (FMO)

Amounts allocated to the FMO are held in our  Separate Account No. 48.

The FMO is subject to a Market Value Adjustment ("MVA") formula that may result in adjustments, positive or negative, in benefits. An MVA will not apply upon transfer to a new FMO or to another Investment Option on the Expiration Date of the FMO from which your Annuity Account Value is to be transferred. The amount in a FMO before application of a MVA is called the Fixed Maturity Amount.

1.  FIXED MATURITY OPTIONS

    We will specify one or more FMOs. For each such FMO, we guarantee to credit an interest rate (called the FMO Rate to Maturity). Interest will be credited daily to amounts in the FMO. The duration of each FMO offered under the Contract and the FMO Rate to Maturity that applies to each FMO will be furnished by us upon request. One or more FMO(s) may be elected according to our rules in effect.

    Transfers to a FMO as described in Part III "Contributions and Allocations" will be allocated to the FMO(s) selected. Transfers into the FMO will receive the FMO Rate to Maturity applicable to the elected FMO as of the Business Day we receive a transfer request at our Processing Office.

    The last day of a FMO is the Expiration Date. We will send notice to you at least 15 days but not more than 45 days before the Expiration Date of each FMO. One of the following three options may be elected at the Expiration Date, none of which will result in a MVA:

        (a) transfer a FMO into another FMO of any duration that we then offer;
        (b) transfer a FMO to another Investment Option;
        (c) make a withdrawal from the Fixed Maturity Amount (subject to any Withdrawal Charges and applicable restrictions which may apply pursuant to Section 9.01 "Withdrawal Charges").

    If no election is made with respect to amounts in a FMO as of the Expiration Date, such amounts will be transferred into a FMO with the earliest Expiration Date that occurs after the then current calendar year. If we are not offering new FMOs then such amounts will be transferred into the Money Market Fund. During the 30 days following the Expiration Date, the full Fixed Maturity Amount (less any withdrawals or transfers made or charges deducted during such 30 day period) may be transferred into a new FMO or a Variable Investment Option. In no event may you elect a FMO that extends beyond the Annuity Commencement Date.

    We have the right, subject to compliance with applicable law, to: (a) add new Separate Accounts to be used for the same purpose as Separate Account 48, (b) divide Separate Account 48 into two or more Separate Accounts to be used for the same purpose, and (c) combine Separate Account 48 with any other Separate Account that is used for the same purpose as Separate 48.

2.  TRANSFERS, WITHDRAWALS, DEATH AND ANNUITY BENEFITS

    If a request is made, other than as described in item 1 above, for a transfer to an Investment Option as described in Section 4.01 "Transfer Requests" or a withdrawal as described in Section 5.01A "Withdrawals" or any transaction described in Section 5.03 "Discontinuance of Contributions Under The Contract", any such transfer or withdrawal from an FMO, will be subject to a market value adjustment described below. For this purpose, the Annuity Account Value in the Fixed Maturity Option will be after the market value adjustment. The market value adjustment will be in addition to any charges that apply as described in Section 9.01 "Withdrawal Charges".


2001TSACERT[A/B]                                                             13

    In addition, amounts applied from a FMO to provide a death benefit as described in Section 5.02 "Death Benefit", an annuity as described in Part VII "Annuity Benefits" or any other annuity form offered by us will be subject to a MVA. The death benefit will be the larger of (a) the Annuity Account Value in Separate Account No. 48 and (b) the Fixed Maturity Amount. That is, a negative MVA will not apply.

    No transfers are permitted to a FMO from any Investment Option after the initial Contribution or transfer into such FMO.

    The minimum amount that may be transferred from a FMO after the initial allocation is [$300] or the Fixed Maturity Amount, if less.

3.  MARKET VALUE ADJUSTMENT

    The market value adjustment applicable upon withdrawal of the Fixed Maturity Amount from an FMO that applies to you is determined as follows:

        (a) We determine the Fixed Maturity Amount that will be payable on the Expiration Date, using the Guaranteed Rate for such FMO.

        (b) We determine the period remaining in the FMO (based on the Business Day we receive your transaction request at our Processing Office or effective date for such determination) and convert it to fractional years based on a 365 day year. For example, three years and 12 days becomes 3.0329.

        (c) We determine the current Guaranteed Rate that applies to new Contributions, for the same class of Certificates as the Participants', under a FMO with the same Expiration Date as the Participant's FMO plus a current rate percentage determined by us up to a maximum of 0.50%.

        (d) We determine the present value of the Fixed Maturity Amount payable at the Expiration Date, using the period determined in item (b) and the rate determined in item (c).

        (e) We subtract the current Fixed Maturity Amount from the result in
            (d). The result is the Market Value Adjustment, which may be positive or negative, applicable to such FMO.

    The market value adjustment (positive or negative) resulting from a withdrawal or transfer of a portion of the Fixed Maturity Amount in a Fixed Maturity Option will be a percentage of the market value adjustment that would be applicable upon a withdrawal of the entire Fixed Maturity Amount from a Fixed Maturity Option. The percentage is determined by dividing (i) the amount of the withdrawal or transfer from the Fixed Maturity Option by
    (ii) the Fixed Maturity Amount in such Fixed Maturity Option prior to the withdrawal or transfer.

    The market value adjustment will be in addition to any charges which otherwise apply as described in Part IX.

    If we are not offering a FMO to which the current "Guaranteed Rate" would apply, we will use the rate at the closest Expiration Date. If we are no longer offering new FMOs, we will use the "Moody's rate" which will be a rate based on the most recent Moody's Corporate Bond Yield Average - Monthly Average Corporates, for the duration required, as published by Moody's Investor Services, Inc. The rate for the numerator will be the Moody's rate for the initial duration of the FMO on the date the Contribution was made to such FMO and the rate for the denominator will be the Moody's rate for the remaining duration on the date the withdrawal is made. If such Moody's rate is not available, a rate based on a substantially similar average will be used.


2001TSACERT[A/B]                                                             14

    We will report the values of the FMO in the reports sent out as described in
    Section 10.08 "Reports and Notices". Such report will include the Fixed Maturity Amount, MVA and Annuity Account Value in the FMO.


2001TSACERT[A/B]                                                             15

                    PART III - CONTRIBUTIONS AND ALLOCATIONS

SECTION 3.01-CONTRIBUTIONS

The Employer will remit all Contributions with respect to the Plan, unless we agree otherwise in writing or unless such remittance is to cease pursuant to the terms of the Contract.

The Employer must tell us the Source of each Contribution. If the Employer fails to do so, we reserve the right to hold the unidentified funds in a suspense account pending Employer instructions.

If the Plan contains a vesting schedule, whereby amounts must be forfeited upon failure to satisfy the vesting schedule, the Employer must identify which Contributions, if any, are subject to the vesting schedule, unless otherwise agreed upon between us and the Employer. The Employer must report any forfeiture to us as described in Section 8.02 on "Forfeitures/Forfeiture Account".

The Employer or you may, with our agreement, transfer to the Contract any amount held under a contract or account that meets the requirements of Section 403(b) of the Code ("Transferred Funds"). If a Contribution includes Transferred Funds, the Employer or you must tell us the portion, if any, of the Transferred Funds that are (a) exempt from the payment restrictions described in Section 5.01 "Restrictions on Withdrawals, Distributions, and Annuity Benefits"; (b) subject to forfeiture under the Plan and (c) eligible for delayed distribution under
Section 5.01C "Required Minimum Distributions". If the Employer or you do not tell us, then we will treat all such amounts as nonforfeitable and subject to applicable distribution and/or tax restrictions. Any Transferred Funds from a contract not issued by Equitable will be reduced by the amount of any applicable tax charge as determined by us. See Section 9.08 "Applicable Tax Charges".

Contributions to the Contract for you are limited to the Sources of Contributions defined in Section 1.35 of this Certificate. These Contributions are limited to the amounts specified in Sections 403(b), 402(g) and 415(c) of the Code. Salary Reduction Contributions cannot exceed the elective deferral limitation under Section 402(g) of the Code. If Salary Reduction Contributions exceed the limit specified in Section 402(g) of the Code, the excess amount must be distributed no later than April 15 of the following calendar year, as described in Treasury Regulation Section 1.402(g)1(c).

If we are notified that any Contributions would cause this Certificate not to qualify under Section 403(b) of the Code, Equitable reserves the right to either
(i) refuse to accept any such Contributions or (ii) apply such Contributions to a nonqualified deferred annuity contract for the exclusive benefit of you and your Beneficiaries.

SECTION 3.02-ALLOCATIONS

Each Contribution (less any applicable tax charge in accordance with Section
9.08 on "Applicable Tax Charges") is allocated among Investment Options in accordance with the instructions submitted in a form acceptable to us by you or the Employer.


2001TSACERT[A/B]                                                             16

                  PART IV - TRANSFERS AMONG INVESTMENT OPTIONS

SECTION 4.01-TRANSFER REQUESTS

You may, unless otherwise instructed by the Employer, upon written request transfer a minimum amount as stated in the Data pages, pursuant to the terms of the Plan, all or part of the amount held in an Investment Option to one or more of the other Investment Options. Transfer requests must be in writing, in a form we accept, and delivered by U.S. mail to our Processing Office unless we agree to receive transfer requests in another manner. The request will specify the Source(s) of Contributions, if applicable, as described in Section 1.34 on "Sources of Contributions" to which the transfer applies. All transfers will be made on the Transaction Date and will be subject to the terms in Section 4.02 "Transfer Rules" and to our rules in effect at the time of transfer. With respect to a Separate Account, the transfers will be made at the Accumulation Unit Value next computed for that Transaction Date.

The Employer and us may agree to permit transfers to other funding vehicles outside of the Contract. The Employer may thereupon request us to withdraw amounts from the Annuity Account Value to enable you to make transfers to such Investment Options. Such transfers are subject to our consent and will not be treated as a withdrawal.

SECTION 4.02-TRANSFER RULES

If any Type B Investment Option has been elected, as described in Section 2.01 "Types of Investment Options", whether or not amounts are actually held with respect to the Plan in any such Investment Option, then the following applies:

The maximum amount that may be transferred from the Guaranteed Interest Option to a Variable Investment Option or to a FMO in any Contract/Participation Year for you is as follows:

    (a) A percentage of the amount in the Guaranteed Interest Option on the last day of the prior Contract/Participation Year, if greater,

    (b) The total of all amounts transferred at your request from the Guaranteed Interest Option to a Variable Investment Option or FMO in the prior Contract/Participation year.

The percentage referred to in subsection (a) above may not be less than 5% or more than 25%.

If an amount was allocated to the Guaranteed Interest Option as a result of a total transfer of Plan funds (that is, a transfer initiated by the Employer for you ) from another funding vehicle, the maximum amount which may be transferred from the Guaranteed Interest Option for the Transfer Period in which such allocation occurred will be an amount equal to the percentage determined in (a) above, but applied to the amount initially allocated to the Guaranteed Interest Option on your behalf.

We reserve the right to:

(a) defer transfers for up to six months, as described in Section 10.03 "Deferment";
(b) revise our transfer rules;
(c) charge for any transfer after the first four such transfers are made on your behalf in any Contract/Participation Year.

Any action taken pursuant to subsection (b) or (c) above will be made by us upon advance notice to the Employer.

The transfer rules described in this Section will apply separately with respect to each Participant. That is, the maximum percentage that may be transferred from the Guaranteed Interest Option applies to the amount held in such Guaranteed Interest Option with respect to you.


2001TSACERT[A/B]                                                             17

Transfer requests must be in writing and delivered by U.S. mail to our Processing Office unless we accept an alternative form of communication (such as internet or automated telephone). The use of alternative forms of communication is subject to our rules then in effect for each such service. We may provide information about our rules and the use of communication services in the contract prospectus, prospectus supplements or other notifications, as mailed to your last known address in our records from time to time. Any alternative form of communication that we make available may be changed or discontinued at any time. Communication services may be restricted or denied if we determine that you used such services for market timing or other trading strategies that may disrupt operation of an Investment Option or have a detrimental effect on the unit value of any Investment Option.

We reserve the right to:

    (1) limit transfers among or to the Investment Options to no more than once every 30 days;

    (2) require a minimum time period between each transfer into or out of one or more specified Investment Options;

    (3) reject transfer requests from a person acting on behalf of multiple certificate owners pursuant to a trading authorization agreement that we have accepted; and

    (4) impose conditions or limitations on transfer rights, restrict transfers or refuse any particular transfer if we are concerned that market timing, excessive trading or other trading strategies may disrupt operation of an Investment Option or may have a detrimental effect on the unit value of any Investment Option or determine that you have engaged in any such strategy.


2001TSACERT[A/B]                                                             18

     PART V - WITHDRAWALS, DISTRIBUTIONS, DEATH BENEFITS, AND DISCONTINUANCE


SECTION 5.01-RESTRICTIONS ON WITHDRAWALS, DISTRIBUTIONS AND ANNUITY BENEFITS:

Payments of Cash Value pursuant to Section 5.01A "Withdrawals", or Section 5.04 "Discontinuance of Contributions ", as well as Part VII "Annuity Benefits" are subject to the "Restrictions on Distributions under the Code" described in this Section. Any distributions or payments under the Contract are also subject to any restrictions of the Employer's Plan.

    (a) Salary Reduction Contributions (Section 403(b)(11) of the Code).

        Amounts attributable to Salary Reduction Contributions made after December 31, 1988 and any earnings credited after December 31, 1988 on Salary Reduction Contributions whenever made, less any "grandfather amounts" described in the next sentence, are collectively "Restricted Amounts". A "grandfather amount" is your 403(b) arrangement account balance as of December 31, 1988 invested in an annuity contract described in Section 403(b)(1) of the Code, less any such amount of account balance which was invested at any time under a custodial account described in Section 403(b)(7) of the Code, plus any other amount not restricted under Section 403(b)(11) of the Code.

    (b) Contributions sourced from Custodial Accounts under Section 403(b)(7) of the Code.

        All amounts attributable to Contributions directly transferred from a custodial account under Section 403(b)(7) of the Code (including Contributions directly transferred from a Section 403(b)(7) custodial account into any other Section 403(b)(1) annuity contract which are subsequently directly transferred) are "Restricted Amounts".

    (c) Restrictions on Distributions under the Code.

        Distributions of Restricted Amounts described above in sub-sections 5.01(a) and 5.01(b) may not be made before you attain age 59 1/2, sever from employment with the Employer, die, or become disabled (within the meaning of Section 72(m)(7) of the Code).

        Distributions of the amount of Salary Reduction Contributions made after December 31, 1988 may also be made in the case of financial hardship (within the meaning of Sections 403(b)(7) and 403(b)(11) of the Code) and applicable Treasury Regulations. Any earnings credited after December 31, 1988 attributable to Salary Reduction Contributions made before or after December 31, 1988 are not eligible for hardship distributions. If a request for payment of Restricted Amounts, on the grounds of disability or hardship is made, we must be furnished with proof of such disability or hardship as may be required by the Plan, the Code, and applicable Treasury Regulations in a form satisfactory to us.

    (d) Other Restrictions on Distributions

        We reserve the right to limit transfers of Cash Value, up to the amount of any Loan Reserve Account, to another 403(b) arrangement while you have an outstanding loan as described in Part VI "Plan Loans". If the Employer reports to us that the Plan is subject to ERISA, the Spousal Annuity and Consent Rules of Section 7.08 will also apply.

Unless the Employer provides documentation that amounts directly transferred from other 403(b) arrangements are not subject to the distribution restrictions described in paragraph (c) above, we will treat such directly transferred Contributions as Restricted Amounts.


2001TSACERT[A/B]                                                             19

SECTION 5.01A-WITHDRAWALS

All withdrawal requests will require the Employer's written authorization in a form acceptable to us, unless otherwise instructed by the Employer, specifying the portion of your Annuity Account Value that is available for distribution, the amount to be withdrawn and the Investment Option(s) from which the withdrawal is to be made. Withdrawals are subject to the restrictions in Section 5.01.

Following receipt of your written notice, we will pay to you or if requested, transfer or directly rollover to another contract or custodial account that meets the requirements of Section 403(b)(1), or Section 403(b)(7) of the Code respectively or such other qualified plan or arrangement as permitted by applicable law, the lesser of the Cash Value, less any funds restricted in accordance with Section 5.01, and the amount requested. This amount paid, transferred or directly rolled over plus any applicable withdrawal charge in accordance with Section 9.01 "Withdrawal Charges" will be withdrawn from the Investment Options. Unless instructed otherwise, the amount withdrawn (including any Withdrawal Charge) will be deducted from the Investment Options in proportion to the amounts in such Investment Options.

We may decline to accept a request for a withdrawal of less than [$300], or where the withdrawal would violate the provisions of this section or Section
7.08 "Spousal Annuity and Consent Rules". If a withdrawal made under this section would result in an Annuity Account Value of less than [$500], we will inform you and reserve the right to terminate participation under the Contract in accordance with Section 5.04.

Prior to making any payment, we may request from the Employer such information which may include a certification as we may reasonably require to determine if the withdrawal, alone or together with any previous withdrawal by you is necessary and proper under the terms of the Plan and is not being made in order to avoid the effect of Section 5.04 "Discontinuance of Contributions". If we determine that the pattern of certain withdrawals previously made has the effect of a full or partial termination or Discontinuance of Contributions, then we have the right to deem that a discontinuance of Contributions has occurred and apply the terms of Section 5.04 "Discontinuance of Contributions".

We will pay any amount payable under this subsection as the Employer directs in writing and such payment will fully discharge us from all liability with respect to the amount paid.

If the Contract is terminated or Contributions are discontinued and you elect to maintain the Certificate, we may rely solely on the instructions provided by you.

SECTION 5.01B-DIRECT ROLLOVER OPTION

Unless otherwise instructed by the Employer, any request for a direct rollover from you must be made through the Employer.

You or the Beneficiary (or a Beneficiary who is your surviving spouse as described in Section 5.03 "Beneficiary") may elect to have all or any portion of the Cash Value (or the Death Benefit) paid directly to another "eligible retirement plan" in a "direct rollover transaction" as these terms are defined in Sections 403(b) and 402(c) of the Code.

In order to elect this option all of the following requirements must be met:

(a) The recipient of the distribution must be an eligible retirement plan maintained for your benefit (or for your spousal Beneficiary).

(b) Effective January 1, 2002, the distribution may include after-tax contributions if the direct rollover is made to a funding vehicle under a specified eligible retirement plan which agrees to separately account for the funds rolled over, or to a traditional individual retirement arrangement, as indicated by you.


2001TSACERT[A/B]                                                            20

(c) The direct rollover option is not available to the extent that a minimum distribution is required under Section 401(a)(9) of the Code. We reserve the right to determine the amount of the required minimum distribution. If you have elected a payment option that is either paying substantially equal periodic payments for a period of ten years or more or a life annuity, the direct rollover option does not apply to those amounts.

(d) The direct rollover option is not available for a hardship distribution within the meaning of Section 402(c)(4)(C) of the Code.

SECTION 5.01C-REQUIRED MINIMUM DISTRIBUTIONS

The following sets forth the requirements for compliance with the Required Minimum Distribution rules similar to those required under Section 401(a)(9) of the Code.

"Required Minimum Distribution" payments must be computed for the calendar year you turn age 70-1/2 (or the year you sever from employment with the Employer which provided the funds, if later) and for each year thereafter. These Required Minimum Distribution payments must start no later than April 1 of the calendar year following the year you turn age 70-1/2 (or the year you sever from employment with the Employer which provided the funds, if later).

If "Transferred Funds" have been contributed, as described in Section 3.01 "Contributions", Required Minimum Distribution payments of your December 31, 1986 account balance which was transferred must begin by age 75, (or, if later, you sever from employment with the Employer which provided the Transferred Funds).

The computation of the Required Minimum Distribution payment every year is based on the method you have chosen. The Required Minimum Distribution payment may be computed under any of the methods permitted under Section 401(a)(9) of the Code and applicable Treasury Regulations, and payments must be made as required by those rules, including "incidental death benefit" rules.

The Required Minimum Distribution rules are designed so that the amount of the Annuity Account Value will be paid out over your life or life expectancy or over the joint lives or joint life expectancies of you and your designated beneficiary for calculating the Required Minimum Distribution payments. Life expectancy is computed by use of the expected return multiples in Tables V and VI of Treasury Regulation Section 1.72-9, or any other table prescribed by the Internal Revenue Service. You may choose to recalculate his/her life expectancy annually. If your spouse is the named beneficiary, you may also choose to recalculate your spouse's life expectancy. You may not recalculate the life expectancy of a beneficiary who is not a spouse.

Payments of your annual Required Minimum Distribution amount may be made from this Certificate or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules.

If you die after Required Minimum Distribution payments have begun, the remaining amount of the Annuity Account Value must continue to be paid at least as rapidly as under the calculation and payment method being used before your death.

If you die before the Required Minimum Distribution payments begin, payment of the Annuity Account Value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) or
(b) below:

(a) If payments are to be made to a Beneficiary, then the Annuity Account
Value may be paid over the life or life expectancy of the named Beneficiary. Such payments must begin on or before December 31 of the calendar year that follows the year of your death. (b) If the named Beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70-1/2.


2001TSACERT[A/B]                                                             21

You may choose an annuity in Part VII of this Certificate or may choose an account based withdrawal method to meet the Required Minimum Distribution rules. We are not required to compute the Required Minimum Distribution payment.

The computation of the Required Minimum Distribution and compliance with the requirements set forth above are the responsibility of the Employer, unless otherwise agreed to in writing by us.


2001TSACERT[A/B]                                                             22

SECTION 5.02-DEATH BENEFIT

Upon our receipt of due proof of your death, and any instructions and required forms to effect the payment, we will pay to the Beneficiary the amount of the death benefit. The death benefit is equal to the greater of (i) the Annuity Account Value less any outstanding loan and (ii) the minimum death benefit. The minimum death benefit is the sum of all Contributions less any withdrawals, Withdrawal Charges, and repayment of any outstanding loan balance. Any withdrawal will reduce the minimum death benefit (as adjusted by any previous withdrawal) by an amount that is in the same proportion to such minimum death benefit as the amount that was withdrawn is to the Annuity Account Value. The amount of any death benefit payable will be reduced by the amount of any forfeiture that applies as reported by the Employer as described in Section 8.02 "Forfeitures/Forfeiture Account".

We will pay the death benefit elected by the Beneficiary and reported by the Employer subject to the rules then in effect and the requirements of law:

(a) to receive the death benefit in a single sum;

(b) to apply the death benefit to the purchase of an Annuity Benefit in a form then offered by us;

(c) to apply the death benefit to provide any other form of benefit then offered by us.

The payment of the death benefit is subject to the requirements of ERISA as described in Section 10.06, if applicable.

SECTION 5.02A-ENHANCED DEATH BENEFIT

If you elected the Enhanced Death Benefit as specified in the Data pages the following provisions will apply to the amount of the Death Benefit instead of the standard Death Benefit described in Section 5.02. Once elected at the time of enrollment you may not terminate the Enhanced Death Benefit.

Thereafter, the Enhanced Death Benefit will be reset every [three] years on the Contract Date anniversary to the Annuity Account Value if greater than the previously established Enhanced Death Benefit (adjusted for contributions and withdrawals), up to the date you attain age [ 85]. Provided that the Contract or Certificate remains inforce, the Enhanced Death Benefit will be equal to the greater of:

(a) the Annuity Account Value as of the date of receipt of due proof of your death, any required instructions for the method of payment, and information and forms necessary to effect the payment, minus any outstanding loans and accrued loan interest, or

(b) the Enhanced Death Benefit as of the date of death (adjusted for any subsequent contributions and withdrawals) minus any outstanding loans and accrued loan interest.

The Enhanced Death Benefit is equal to the initial Contribution. Contributions will increase the Enhanced Death Benefit on a dollar-for-dollar basis. Withdrawals will reduce the Enhanced Death Benefit on a pro rata basis.

If you elect the Enhanced Death Benefit the charge will be a percentage of the Annuity Account Value not to exceed the amount stated in the Data pages. This charge will be deducted on each Contract/Participation Date anniversary pro rata from the Guaranteed Interest Option and Investment Options. If there is not sufficient amounts in those Investment Options, we will make up the required amounts from the Fixed Maturity Option in order of the earliest maturity date(s) first.


2001TSACERT[A/B]                                                             23

SECTION 5.02B-BENEFICIARY CONTINUATION OPTION

The Death Benefit under Section 5.02 or 5.02A of the Certificate ends upon the election of the Beneficiary Continuation Option.

Except as otherwise provided in this section, this section will apply only if you die before the Annuity Commencement Date, and the beneficiary named in
Section 5.03 of this Certificate is an individual.

If there is more than one beneficiary, and any beneficiary is not an individual, then this section does not apply to that beneficiary and the non-individual beneficiary's share of the Death Benefit described in Section 5.02 and 5.02A of this Certificate is payable to the non-individual beneficiary. If this section applies and there is more than one beneficiary, the Annuity Account Value will be apportioned among your beneficiaries as you designate pursuant to Section
5.03 of this Certificate.

One or more individual beneficiaries may continue the Certificate. In order to continue the Certificate under the terms set forth under (a) through (h) below, we must receive that beneficiary's election within 9 months after your death and before the beneficiary's share of the Death Benefit is paid out in any manner inconsistent with that beneficiary's election to continue the Certificate.

Each individual beneficiary electing to continue the Certificate will be a "Continuation Beneficiary" described in item c. below with respect to that beneficiary's portion of the Annuity Account Value.

For any beneficiary who does not timely elect to be a Continuation Beneficiary, we will pay that beneficiary's share of the Death Benefit pursuant to Section
5.02 or 5.02A of the Certificate in a lump sum.

The terms of the Beneficiary Continuation Option are as follows:

    a. The Certificate cannot be assigned and must continue in your name for benefit of your Continuation Beneficiary.

    b. As of the date we receive satisfactory proof of your death, along with all the written documentation necessary to make a claim under the Certificate, we will then compare the Annuity Account Value and the death benefit pursuant to sections 5.02 or 5.02A of this Certificate as of this date (the reset date). If the Annuity Account Value is less than the applicable death benefit, we will reset the Annuity Account Value to equal such death benefit.

    c. If there are multiple beneficiaries the reset date will be the date on which we receive the documentation as described in subparagraph (b). Any beneficiary subsequently electing a Death Benefit will receive the applicable payment amount. The Death Benefit provision ends upon the election of the Beneficiary Continuation Option.

    d. The Continuation Beneficiary may transfer amounts among the Investment Options.

    e.  No additional Contributions may be made to the Certificate.

    f. Distributions to the Continuation Beneficiary will be made in accordance with requirements for payments after your death in accordance with the required minimum distribution rules of the Code. If there is more than one Continuation Beneficiary, payments to each will be based on the individual life expectancy of each Continuation Beneficiary.

    g. The Continuation Beneficiary may withdraw the Annuity Account Value apportioned to such Continuation Beneficiary at any time; withdrawals made after we have received a Continuation Beneficiary's election to continue the Certificate are not subject to a withdrawal charge.


2001TSACERT[A/B]                                                             24

    h. Upon the Continuation Beneficiary's death, we will make a lump sum payment of any remaining Annuity Account Value apportioned to that Continuation Beneficiary to the person designated by the deceased Continuation Beneficiary to receive any such payment, unless the person designated by the deceased Continuation Beneficiary elects to continue the payment method originally elected by the Continuation Beneficiary.

A trust with only individual beneficiaries may continue the Certificate after your death if:

    1.  the trust is the sole beneficiary;
    2.  all of the beneficiaries of the trust are individuals;
    3. the trust qualifies as a designated beneficiary for purposes of the required minimum distribution rules of the Code; and
    4. the trust provides the documentation that we require within the required time period.

In the event that such a qualifying trust elects to continue the Certificate, the oldest trust beneficiary is the Continuation Beneficiary and the individual whose life expectancy is used to measure payments required after your death.

SECTION 5.03-BENEFICIARY

You may name one or more persons to be primary Beneficiary and one or more persons to be successor Beneficiary if the primary Beneficiary dies before you. If you have named two or more persons as Beneficiary, the Beneficiary will be the named person or persons who survive you and payments will be made to such persons in equal shares or to the survivor. Your selection of a Beneficiary is subject to the requirements of ERISA, if applicable. You may change the Beneficiary from time to time during your lifetime and while coverage under this Certificate is in force. Any such change must be made in writing in a form acceptable to us. A change will take effect as of the date the written form is executed, whether or not you are living on the date of receipt at the Processing Office. We will not be liable as to any payments made or actions taken before receipt of any such change at the Processing Office.

Any part of a death benefit payable as described in Section 5.02 or 5.02A for which there is no named Beneficiary living at your death will be payable in a single sum to your spouse, if any, or if there is no spouse, then to your children who survive you, in equal shares, or, if there are no surviving children, then to your estate.

If you so elect in writing, any amount that would otherwise be payable to a Beneficiary in a single sum may be applied to provide an Annuity Benefit. Subject to our rules then in effect such election may be changed during your lifetime and while this Certificate is in force. Any such change must be made in writing in a form acceptable to us. If at your death there is no election in effect, the Beneficiary may make such an election. In the absence of any election, we will pay the death benefit in a single sum.

SECTION 5.04-DISCONTINUANCE OF CONTRIBUTIONS UNDER THIS CERTIFICATE

Contributions under the Certificate will continue with respect to the Plan subject to an election made by either the Employer to discontinue Contributions or us not to accept Contributions. If the Contributions are discontinued, payments will be made in accordance with Section 5.01A.

If Contributions under the Contract are discontinued you may, subject to the approval of the Employer, directly transfer your vested Annuity Account Value to another contract or custodial arrangement that meets the requirements of Section 403(b)(1), Section 403(b)(7), or 501(c)(3) of the Code respectively. The amount transferred is a withdrawal from the Contract. You may also directly rollover amounts as described in Section 5.01B.


2001TSACERT[A/B]                                                             25

If the Employer terminates the Contract or discontinues Contributions, under the Contract you may elect to maintain the Certificate as a "frozen Certificate" which means that no additional Contributions can be made and we shall rely on your instructions without regard to the direction of the Employer. All other rights described in the Certificate will remain in effect. Amounts maintained in a "frozen Certificate" will continue to be subject to withdrawal charges based on the Employer's original Contract Date or your Participation Date.

If you have severed from employment, your participation under the Contract will terminate if,
(1) The Employer, subject to your approval, directs us to pay out your Cash Value under this Certificate; or
(2) You elect to continue the coverage by converting the Certificate into an Equitable individual 403(b) contract.


2001TSACERT[A/B]                                                             26

                              PART VI - PLAN LOANS

SECTION 6.01-LOANS

Prior to your Annuity Commencement Date, you may make a request for a loan subject to the terms of the Plan and the Code by completing a Loan Request Form. If the Plan contains a vesting schedule for Employer Contributions, your loan request will require the Employer's approval.

A Plan loan will be available only from the vested portion of your Annuity Account Value as reported to us by the Employer.

We reserve the right not to permit a new loan if you have previously defaulted on a loan and have not repaid the outstanding amount due.

The Loan Request Form together with the loan confirmation notice will be the loan agreement and will contain all of the terms of the loan which apply, including the amount of the loan, interest rate and the payment due dates.

A loan is effective on the date we specify and after the Loan Request Form is approved by us.

You are permitted only one outstanding loan at a time.

A.  LOAN AMOUNT:

    The minimum loan amount will be stated on the Loan Request Form. In no event will the minimum loan amount be less than [$1,000].

    As a condition for making a loan, we will require you to state that the loan amount requested does not exceed the maximum loan amount permitted under the Plan and Section 72(p) of the Code. If you are also a participant in other 403(b) plans or qualified plans, the maximum loan amount is limited to the maximum amount aggregated for all plan loans which you have outstanding under those plans, as required by Section 72(p) of the Code.

    The maximum loan amount you are permitted under the Code may not be more than the lesser of (A) or (B) below:

    (A) $50,000, less the highest outstanding balance of loans under any 403(b) plan or any other qualified plan that you have with the Employer during the one-year period ending on the day before the effective date of the loan, over the outstanding balance of loans under any 403(b) Plan or other qualified Employer Plan on the effective date of the loan.

    (B) the greater of (1) one half the present value of your nonforfeitable accrued benefit under all of the 403(b) plans or other qualified Employer plans or (2) $10,000.

B.  LOAN TERM:

    The loan term will be for a maximum of five years. If the Loan Request Form indicates that the purpose of the loan is to purchase a principal residence, the Loan Term will be for a maximum of ten years. Repayment of the loan may be accelerated and full repayment of any unpaid principal and interest will be required upon the earliest of (1) the election and commencement of Annuity Benefits under Section 7.05 "Commencement of Annuity Benefits", (2) the date of termination pursuant to Section 5.04 "Discontinuance of Contributions" or, (3) the date we pay a death benefit pursuant to Section
    5.02 or 5.02A .


2001TSACERT[A/B]                                                             27

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C.  LOAN RESERVE ACCOUNT:

    On the date the loan is effective, we will transfer to a "Loan Reserve Account" an amount equal to the sum of (1) the loan amount, which will earn interest at the "Loan Reserve Account Rate" during the loan term and (2) 10% of the loan amount, which will earn interest at the Guaranteed Interest Rate. You may not make any partial withdrawals or transfers among Variable Investment Options or to another 403(b) funding arrangement or qualified employer plan from the Loan Reserve Account until after repayment of the principal amount then due. You may specify on the Loan Request Form from which Investment Option(s) the Loan Reserve Account will be funded.

    The "Loan Reserve Account Rate" will equal the loan interest rate (see subsection D below) minus 2%, or such other percentage we determine in accordance with our then current procedures. Such rate shall not be greater than permitted under any current applicable state or federal law.

D.  LOAN INTEREST RATE:

    (1) Under a 403(b) Plan not subject to ERISA, we will from time to time set the effective annual rate at which interest on a loan will accrue daily (the "loan interest rate"). Such rate will not be greater than any maximum rate required under any current applicable state or federal law.

    (2) Under a 403(b) Plan subject to ERISA, the applicable provisions of the Plan or the Employer will determine the applicable interest rate at which interest on the loan will accrue daily, subject to any limitations imposed by law. The rate so determined will be a reasonable rate set in accordance with Department of Labor Regulations 2550.408b-1(e), and will be based on prevailing rates available at the date of determination on loans charged by persons in the business of lending money for loans which would be made under similar circumstances.

E.  REPAYMENTS:

    The loan must be repaid according to the repayment schedule, which will require that substantially level amortization payments of principal and interest be made no less frequently than quarterly, unless otherwise required or permitted by law. The loan may be repaid in full at any time, including interest due. We will first apply any payments to interest due, with the balance applied towards repayment of the loan principal. After any repayment is made, including full repayment of the loan, the principal amount repaid will be transferred from the Loan Reserve Account to the Guaranteed Interest Option and may be withdrawn (if otherwise permitted), transferred to another Variable Investment Option, or applied to an annuity as described in Part VII "Annuity Benefits".

F.  DEFAULT:

    By each due date (or a specified date thereafter in accordance with our then current procedures) if the amount of the loan payment is less than the amount due or the loan payment is not received at our Processing Office, we will treat the loan as being in default. We reserve the right, however, to change our procedures at any time (subject to the terms of the Code and applicable regulations). We also reserve the right to deduct any Withdrawal Charges that apply and any required tax withholding.

    If the amount in the Loan Reserve Account is subject to the restrictions described in Section 5.01 "Restrictions on Withdrawals, Distributions and Annuity Benefits", on default we will designate in the Loan Reserve Account an amount equal to the total unpaid loan balance (interest and principal payments due) at the time of the default until such time the amount is not subject to the restrictions of Section 5.01. If the amount in the Loan Reserve Account is not subject to Section 5.01 "Restrictions on Withdrawals, Distributions and Annuity Benefits, we will have the right to foreclose on this amount, and deduct any Withdrawal Charges that would have applied at the time of the default, plus any interest due, and any required tax withholding. This will be no later than the date you attain age 59 1/2 or we are


2001TSACERT[A/B]                                                             28
    notified in writing that another event has occurred which would permit Restricted Amounts to be paid. (Such an event includes severance from employment, disability or death.)

G.  CHANGES:

    We have the right to change the loan terms, as long as any such change is made to maintain compliance with the terms of any law or applicable regulations that apply to the Contract.


2001TSACERT[A/B]                                                             29

                            PART VII ANNUITY BENEFITS

SECTION 7.01A-FORMS OF DISTRIBUTION

The Employer may elect on your behalf or the you may elect, as applicable, (i) a single sum distribution, (ii) an Annuity Benefit, or (iii) any other form of payment of the Cash Value we offer, subject to the terms of the Plan.

SECTION 7.01B-ELECTION/REPORT FOR ANNUITY BENEFIT

An election to have the Cash Value paid in the form of an Annuity Benefit can only be made if the Cash Value is at least $2,000. If the Annuity Benefit election is made by the Employer on your behalf then the Employer will report to us each Participant or other person with respect to whom an Annuity Benefit is to be provided under the Contract and whether all or a portion of the Cash Value is to be used for such Annuity Benefit. The report must be made before the first payment under such Annuity Benefit and must be in the form we prescribe and will include all pertinent facts and determinations we request. We will rely on the reports and other information furnished by the Employer and will not inquire as to the accuracy or completeness thereof.

SECTION 7.02-ANNUITY BENEFIT FORMS

The "Normal Form" of Annuity Benefit is an Annuity Benefit payable on the Life-Period Certain Annuity Form described below, unless another form is to apply pursuant to the terms of the Plan, the requirements of ERISA or any other law that applies. We may offer other annuity forms available from us or from one of our affiliated or subsidiary life insurance companies. Such form may include the Joint and Survivor Life Annuity Form which provides monthly payments while either of the two persons upon whose lives such payments depend is living. The monthly amount to be continued when only one of the persons is living will be equal to a percentage, as elected, of the monthly amount that was paid while both were living.

The Life Period Certain Annuity Form is an annuity payable during the lifetime of the person on whose life the payments depend, but with 10 years of payments guaranteed (10 years certain period). That is, if you die before the 10 year certain period has ended, payments will continue to the Beneficiary named to receive such payments for the balance of the certain period. In no event will the Certain Period exceed the life expectancy of the person on whose life the annuity payments depend in accordance with the Code.

SECTION 7.03-AMOUNT OF ANNUITY BENEFITS

If you or the Employer elect to have an Annuity Benefit paid in lieu of the Cash Value, the amount applied to provide the Annuity Benefit will, unless otherwise specified by the Employer or required by applicable laws and regulations, be (1) the Annuity Account Value, if the annuity form elected provides payments for a person's remaining lifetime or (2) the Cash Value, if the annuity form elected does not provide such lifetime payments.

The amount applied to provide an Annuity Benefit may be reduced by a charge for any taxes, as described under Section 9.08 "Applicable Tax Charges", that apply on annuity purchase payments. If we have previously deducted charges for applicable taxes from Contributions, we will not again deduct charges for the same taxes before an Annuity Benefit is provided. The balance will be used to purchase the Annuity Benefit on the basis of either (1) the Tables of Guaranteed Annuity Payments or (2) our then current individual annuity rates, whichever rates would provide a larger benefit with respect to the payee, or (3) any single consideration immediate annuity contract we offer at the time to the same class of Participants.


2001TSACERT[A/B]                                                             30

SECTION 7.04-ANNUITY BENEFIT

Payments under an Annuity Benefit will be made monthly. An election may be made by the Employer on your behalf, if the Plan is subject to ERISA or by you, to have the Annuity Benefit paid at other intervals, such as every three months, six months, or twelve months, instead of monthly, subject to our rules at the time of election. This election may be made at the time the Annuity Benefit form as described in Section 7.02 "Annuity Benefit Forms" is elected. In that event, all references in this Certificate to monthly payments will be deemed to mean payments at the frequency elected.

SECTION 7.05-COMMENCEMENT OF ANNUITY BENEFITS

At or prior to the Annuity Commencement Date or age 70 1/2 we will notify you of the payout options available under the Contract.

If an Annuity Commencement Date elected is later than age 70 1/2, a required minimum distribution must be made to you commencing by April 1st of the year following the year you attain age 70 1/2 in accordance with the Code and required regulations, unless the Employer informs us that a required minimum distribution is being satisfied through other 403(b) arrangements.

Before the Annuity Commencement Date, you may elect to change such date. The changed Annuity Commencement Date may be any date after the election is filed (other than the 29th, 30th, or 31st day of any month). Any election for such change must be made in writing by you and will not take effect until received and accepted by us at our Processing Office.

No Annuity Commencement Date will, however, be later than the first day of the month which follows the date you attain the "maximum maturity age" or, if later, the tenth anniversary of the Participation Date. The current maximum maturity age is specified in the Data pages. We may change this age in conformance with applicable law.

SECTION 7.06-CONDITIONS

We may require proof acceptable to us that the person on whose life a benefit payment is based is alive when each payment is due. We will require proof of the age of any person on whose life an Annuity Benefit is based.

If a benefit was based on information that is later found not to be correct, such benefit will be adjusted on the basis of the correct information. The adjustment will be made in the number or amount of the benefit payments, or any amount used to provide the benefit, or any combination. Overpayments by us will be charged against future payments. Underpayments will be added to future payments. Our liability is limited to the correct information and the actual amounts used to provide the benefits.

If the age (or sex, if applicable as stated in the Tables of Guaranteed Annuity Payments) of any person upon whose life an Annuity Benefit depends has been misstated, the benefits payable will be based on the benefit amount applicable to those that would have been purchased at the correct age (or sex). Any overpayments or underpayments made by us will be charged or credited with interest at (a) the rate shown in the Data pages or (b) the then current Guaranteed Interest Rate; we will determine which rate will apply, on a uniform and nondiscriminatory manner, for similar Contracts. Such interest will be deducted from or added to future payments.

If we receive proof satisfactory to us that (1) a payee entitled to receive any payment under the terms of the Contract is physically or mentally incompetent to receive such payment or is a minor, (2) another person or an institution is then maintaining or has custody of such payee, and (3) no guardian, committee, or other representative of the estate of such payee has been appointed, we may make the payments to such other


2001TSACERT[A/B]                                                             31
person or institution. In the case of a minor, the payments will not exceed $200. We will have no further liability with respect to the payments so made.

If the amount to be applied hereunder is less than $2,000 or would result in an initial payment of less than $20, we may pay the amount to the payee in a single sum instead of applying it under the annuity form elected.


2001TSACERT[A/B]                                                             32

SECTION 7.07-CHANGES

We reserve the right, upon advance written notice to the Employer, to change at any time on and after the fifth anniversary of the Contract Date, at intervals of not less than five years, the actuarial basis used in the Tables of Guaranteed Annuity Payments; however, no such change will apply to (A) any Annuity Benefit provided before the change or (B) Contributions made before such change which are applied to provide an Annuity Benefit.

SECTION 7.08-SPOUSAL ANNUITY AND CONSENT RULES

This section is applicable only if an ERISA Plan exists and is based on the facts as reported to us by the Employer (see Section 7.01B "Election/Report for Annuity Benefit").

If you are married, as reported to us by the Employer (see Section 7.01B "Election/Report for Annuity Benefit"), payments will be made in the form of a qualified Joint and Survivor Annuity as defined in Section 417(b) of the Code. If you are not married, payments will be made on Life Period Certain Annuity Form (as described in Section 7.02 "Annuity Benefit Forms"), unless otherwise elected as described in this section. If you are married and die before payments have begun, payments will be made to your surviving spouse in the form of a Life Annuity unless at the time of your death there was a contrary election made pursuant to this section. However, the your surviving spouse may elect, before payment is to commence, to have payment made in any form permitted under the terms of the Contract and the Plan.

An election may be made pursuant to the Plan and ERISA not to have payments made in the form of a qualified Joint or Survivor Annuity or Life Annuity as the case may be. In that case it will be paid in any other form elected under the terms of the Contract and the Plan. If payments are to be made to the spouse upon your death, your spouse may consent in accordance with the Plan and ERISA for a Beneficiary other than the spouse to receive payments.

If you will not attain age 35 by the end of the current Plan year, you may make a special election to name a Beneficiary other than your spouse to receive payment of the value of your interest. Such election will be effective for the period beginning on the date of such election and ending on the first day of the Plan year in which you attain age 35. The elections will cease to be effective as of the first day of the Plan year in which the Participant attains age 35 unless a new election naming a Beneficiary other than your spouse is made pursuant to the terms of this section.

Any such election must be consented to by your spouse, if applicable, in writing before a notary or a representative of the Plan and must be limited to a benefit for a specific alternate Beneficiary. However, no spousal consent will be required if you can prove to our satisfaction and to the satisfaction of the Employer, that you do not have a spouse or that you cannot locate your spouse. Also, if you have become legally separated from your spouse or have been abandoned (within the meaning of local law) and have a court order to such effect, spousal consent is not required unless a qualified domestic relations order provides otherwise. Each election to designate a Beneficiary other than your spouse must be consented to by your spouse and any election made under this paragraph to waive your spouse's benefits may be revoked without the consent of your spouse at any time prior to the date as of which payments commence. Any consent to waive your spouse's benefits will be valid only with regard to the spouse who signs it. Any new waiver or change of Beneficiary will require new spousal consent.

The provisions requiring spousal consent in this section will also apply with regard to an election to take any in-service withdrawal under the terms of the Plan and will also apply to any loans as described in the section on loans. Your spouse's written consent, witnessed by a representative of the Plan or a notary, must be given on a form acceptable to us and the Employer, in accordance with the Plan and ERISA, prior to any such withdrawal or loan, unless you can show that there is no spouse or that your spouse cannot be located.


2001TSACERT[A/B]                                                             33

If the Annuity Account Value applied to provide the spousal benefits on the date payment is to commence is in the aggregate less than [$5,000] or such other amount as prescribed by law, we may choose to make payments in a single sum rather than in the form of a qualified Joint and Survivor Annuity or Life Annuity as described herein. Upon any payment made pursuant to this section, we will be released from any and all liability for payment with respect to the Annuity Account Value.


2001TSACERT[A/B]                                                             34

               PART VIII - ALLOCATED ACCOUNTS; FORFEITURE ACCOUNT

SECTION 8.01 PARTICIPANT ACCOUNTS

Under the Contract we will maintain Participant level accounts as described in
Section 3.02 "Allocations". The Employer will specify the Participant with respect to whom each Contribution is being remitted, the Source of Contribution and the allocation by Source of Contribution among the Investment Options. In addition, the Employer will specify the amount subject to forfeiture. The terms in Section 2.03 "Guaranteed Interest Option-Conditions", Section 2.05 "Variable Separate Account/Accumulation Units and Unit Values" and Section 2.07 "Fixed Maturity Option" will apply separately with respect to each Participant's Annuity Account Value. An Employer's request to withdraw the vested portion of the Annuity Account Value from a Participant's account is subject to our receipt of the Participant's written consent.

Subject to the terms of the Plan and the restrictions on distributions stated in
Section 5.01, we reserve the right to terminate your participation under the Contract by paying the Annuity Account Value to you. This right will be exercised only if (i) no initial Contributions have been received on your behalf within 120 days of the Participation Date under the Contract, (ii) there have been no on-going Contributions received on your behalf during the last three completed Participation Years, and the Annuity Account Value is less than [$500], or (iii) a partial withdrawal is made that would result in your Annuity Account Value falling below [$500].

SECTION 8.02-FORFEITURES/FORFEITURE ACCOUNT

Amounts in the Contract that are attributable to the Sources of Contributions described in Section 1.34(b)-(f) are nonforfeitable. All or a portion of amounts attributable to Employer Contributions in Section 1.34(a) or Direct transfer Contributions in Section 1.34(g) may be subject to forfeiture under the Plan.

The Employer will inform us if your Annuity Account Value is to be reduced as a result of a forfeiture pursuant to the terms of the Plan. We will then reduce the Annuity Account Value by the amount so reported.

The amount of such reduction will be withdrawn, without a Withdrawal Charge which might otherwise apply as described in Section 9.01 "Withdrawal Charges", and held in the forfeiture account. Notwithstanding the preceding sentence, if the Employer makes a withdrawal to transfer funds to another provider, the withdrawal will be subject to a Withdrawal Charge. We also reserve the right to impose a transfer charge for any such transfer.

The forfeiture account will be an unallocated account under the Contract and maintained in the GIO. Amounts in the forfeiture account will be reallocated on an annual basis to the remaining Participants as reported in writing to us by the Employer. We will reallocate these amounts in accordance to your investment allocations on record. Unless otherwise directed by the Employer, such reallocation will be made as soon as practicable after our receipt of directions from the Employer.


2001TSACERT[A/B]                                                             35

                                PART IX - CHARGES

SECTION 9.01 WITHDRAWAL CHARGES

A payment made under Part V "Withdrawals, Distributions, Death Benefits and Discontinuance" will be subject to any applicable Withdrawal Charge specified in the Data pages. Withdrawals from any forfeiture account are also subject to such Withdrawal Charge.

If a "free withdrawal amount" is specified in the Data pages, then each Participation Year you can withdraw the specified percentage of your Annuity Account Value.

We reserve the right to reduce or waive the Withdrawal Charge. In addition, the years of participation under the Prior Contract, if applicable, may be included for purposes of determining the Withdrawal Charge.

The Withdrawal Charge will be reduced to the extent required to comply with any applicable state law.

[No withdrawal charges will apply if any of the following apply:

(1) The Contract is issued for a Plan maintained by an Employer described in
    Section 1.16 and you have reached age 55 and retired or have severed from employment.

(2) The withdrawal is made to satisfy minimum distribution requirements.

(3) You elect a withdrawal that qualifies as a hardship withdrawal under the Code.

(4) You die and a death benefit is payable to the Beneficiary.

(5) The withdrawal is made to provide an annuity requested by the Employer.

(6) You have qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

    Written notice of claim must be given to us during your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Provided such proof is furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(7) We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(8) You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

- its main function is to provide skilled, intermediate, or custodial nursing care;

-       it provides continuous room and board to three or more persons;

-       it is supervised by a registered nurse or licensed practical nurse;

-       it keeps daily medical records of each patient;

-       it controls and records all medications dispensed; and

-       its primary service is other than to provide housing for residents].


2001TSACERT[A/B]                                                             36

        The withdrawal charge will apply if the condition as described above in items 6 through 8 above existed at the time this Certificate was issued or if the condition began within the 12 month period following the issuance of this Certificate.


SECTION 9.02 THIRD PARTY TRANSFERS

We have the right to deduct a charge for each occurrence for a direct transfer to another annuity contract or custodian account that meets the requirements of section 403(b) of the Code. We reserve the right to change the amount of this charge up to a maximum of $65.

SECTION 9.03 CHARGES DEDUCTED FROM ANNUITY ACCOUNT VALUE

If you have elected the Enhanced Death Benefit and any other optional benefits a charge will be assessed.

We reserve the right to reduce or waive the charges.

SECTION 9.04-TRANSFER AND LOAN CHARGES

We reserve the right to impose a charge with respect to any of the following

1.) establishing and administration of a loan

2.) any transfer among Variable Investment Options (after the number of such transfers indicated in Section 4.02 "Transfer Rules" )

You will be informed of this charge by the Employer.

SECTION 9.05-VARIABLE SEPARATE ACCOUNT CHARGE

Assets of the Variable Separate Account will be subject to a daily asset charge. The maximum annual charge will not exceed [1.35%] of the assets of the Separate Accounts.

SECTION 9.06-PLAN RECORDKEEPING SERVICE CHARGES

If the Employer requests that we provide Plan recordkeeping services and we agree, the Employer will pay such charge directly to us or in the alternative the Employer may direct us to deduct such charge from your account. Such charges will be mutually agreed upon by us and the Employer.

SECTION 9.07-ONGOING OPERATIONS CHARGE

Subject to our approval, the Employer may request us to deduct amounts from the Annuity Account Value to pay Plan operating expenses to a party designated by the Employer in accordance with the terms of the Plan.

SECTION 9.08 APPLICABLE TAX CHARGES

We reserve the right to deduct a charge that we determine to approximate certain taxes that may be imposed on us, including but not limited to premium taxes which may apply in your state of domicile. The tax charge will be deducted from amounts applied to an Annuity Benefit in accordance with Part VII Section 7.03 "Amount of Annuity Benefits". If the tax is imposed at a time other than when amounts are applied to an Annuity Benefit, we reserve the right to deduct the charge from Contributions in Part III "Contributions, and Allocations" or withdrawals in Section 5.01A "Withdrawals" and Section 5.04 "Discontinuance of Contributions".


2001TSACERT[A/B]                                                             37

SECTION 9.09-CHANGES

In addition to our right to reduce or waive Charges as described in this Part IX of the Certificate, we reserve the right, upon advance notice to the Employer, to increase the amount of any charge with respect to each Participant, subject to (a) any maximum amount provided in this Part IX and (b) with respect to withdrawal charges and administrative or other charges deducted from the Annuity Account Value. The application of any increase will be made on a prospective basis.

We also reserve the right, upon advance written notice to the Employer, to increase the maximum amount of any charge provided in this Part IX, only with respect to Participants whose Participation Date occurs after the effective date of the increase, but not to exceed the maximum amount then permitted by any law that applies.


2001TSACERT[A/B]                                                              38

                           PART X - GENERAL PROVISIONS

SECTION 10.01-CONTRACT

The Contract constitutes the entire contract between the parties and will govern with respect to our rights and obligations.

The Contract may not be modified, nor may any of our rights or requirements be waived, except in writing and signed by our authorized officer. In addition to the rights of change reserved by us as provided in the Contract, the Contract may be changed by amendment or replacement without the consent of any other person provided that such change does not reduce any Annuity Benefit provided before such change and provided that no rights, privileges or benefits under the Contract with respect to Contributions made hereunder prior to the effective date of such change may be adversely affected by an amendment to the Contract without the consent of the Employer.

We are under no obligation under or by reason of issuance of the Contract either
(a) to determine whether any payment, distribution or transfer under the Contract complies with the provisions, terms and conditions of the Plan or with applicable law, or (b) to administer the Plan, including without limitation, any provisions required by the Retirement Equity Act of 1984.

Subject to our approval, the Employer may designate another person to exercise rights under the Contract.

SECTION 10.02-STATUTORY COMPLIANCE

We reserve the right to amend the Contract without the consent of any other person in order to comply with applicable laws and regulations. Such right will include, but not be limited to, the right to conform the Contract to reflect changes in the Code, in Treasury regulations or published rulings of the Internal Revenue Service, ERISA, and Department of Labor regulations.

No amendment to the Contract may vest in any Employer any interest or control over any assets of the Plan invested in the Contract or cause any such assets to be used for, or diverted to, purposes other than the exclusive benefit of Plan participants or their beneficiaries.

The benefits and values available under the Contract will not be less than the minimum benefits required by any applicable Federal and/or state law.

SECTION 10.03-DEFERMENT

Application of proceeds to provide a payment of a death benefit under Part V and payment of any portion of the Annuity Account Value (less any applicable withdrawal charge) will be made within seven days after the Transaction Date. Payments or applications of proceeds from a Separate Account may be deferred for any period during which (1) the New York Stock Exchange is closed or trading is restricted, (2) sales of securities or determination of the fair value of the Separate Account's assets is not reasonably practicable because of an emergency, or (3) the Securities and Exchange Commission, by order, permits us to defer payment in order to protect persons with interests in the Separate Account. We may defer payment or transfer of any portion of the Annuity Account Value in the Guaranteed Interest Option for up to six months while you are living.

SECTION 10.04-ASSIGNMENTS, TRANSFERABILITY

Neither we nor the Employer may assign this Certificate without the other party's prior written consent, except that we may assign this Certificate to an affiliate under common control with us, provided that we remain liable for the failure of the assignee to perform all obligations under the Contract.


2001TSACERT[A/B]                                                             39

Subject to the requirements of applicable law, no amount payable to you or your Beneficiary under the Contract may be assigned, commuted or encumbered by the payee and no such amount will in any way be subject to any claim against such payee. Such prohibition will not apply to any assignment, transfer or attachment pursuant to a qualified domestic relations order, as defined in Section 414(p) of the Code if such qualified domestic relations order is applicable as determined by the Employer, or the person (such as the plan administrator) designated, if any, in the Plan to make such determination. Any interest under the terms of the Contract may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.

Your entire interest under the Contract is non-forfeitable except as otherwise provided in Section 8.02 "Forfeitures/Forfeiture Account".

This Certificate is not transferable within the meaning of Section 401 (g) of the Code except by surrender to us.

It is impossible, prior to the satisfaction of all liabilities with respect to you and your Beneficiaries under the Plan, for any part of the assets and income of the Contract to be used for, or diverted to, purposes other than for the exclusive benefit of you and your Beneficiaries.

SECTION 10.05 EMPLOYER'S RESPONSIBILITY

The Employer will have responsibility for the administration of the Plan, Contributions, authorization of payments and other distributions hereunder. We will deal with the Employer in accordance with the terms and conditions of the Contract.

SECTION 10.06-PLAN STATUS

If the Plan is subject to ERISA, all requests for third party transfers, ownership changes, elections, changes of Annuity Commencement Date, withdrawals, loans, surrenders, Participant terminations or death benefit payments must be made or approved by the Employer on your behalf, if applicable.

If the Plan is not subject to ERISA, unless otherwise provided in the Contract, all requests described in the preceding paragraph may be made by you unless the Employer instructs otherwise.

The Employer will report to us if the Plan is subject to ERISA and we will rely on such report.

The Employer will notify us in writing of any changes in the ERISA Plan status. We will effect such changes as soon as practicable.

SECTION 10.07-MANNER OF PAYMENT

We will pay all amounts payable under the Contract by check (in United States dollars) or, any other method agreed to by us and the Employer. All amounts payable by the Employer will be paid by check payable to Equitable (in United States dollars) or by any other method acceptable to us.

SECTION 10.08-REPORTS AND NOTICES

 At least once each year until the Annuity Commencement Date, we will furnish you with a report showing for each Investment Option the Annuity Account Value, the number of Accumulation Units for each Variable Investment Option and for the Fixed Maturity Option, the Fixed Maturity Amount and Annuity Account Value.

The terms of the Contract which requires us to send a report or any written notice will be satisfied by our mailing of any such report or notice to the Employer or to your last known address as shown in our records.


2001TSACERT[A/B]                                                             40

Notifications of rules in effect and other matters of general applicability to this contract may be included in the contract prospectus and prospectus supplements as mailed to such address from time to time. The notices and reports may also be delivered by electronic means as agreed upon between us and the Employer or you.

All written notices sent to us will not be effective until received in good order during a Business Day at our Processing Office.


2001TSACERT[A/B]                                                             41

                                                     ELAS LOGO
                                                     1290 AVENUE OF THE AMERICAS
                                                     NEW YORK, NEW YORK 10104


                GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

GROUP ANNUITY CONTRACT NO.  2001-TSAGAC              ISSUE DATE: JANUARY 1, 2001

CONTRACT HOLDER:
--------------------------------------------------------------------------------

This Group Annuity Contract is issued in consideration of payment of the Contributions.

The terms of this Group Annuity Contract, which includes the following pages, are agreed to by the Contract Holder and the Equitable Life Assurance Society of the United States ("Equitable").

This Group Annuity Contract provides for a Variable Annuity Payout Benefit Option. If elected, this Benefit will fluctuate with the investment results of the Investment Options selected under the Benefit. It will increase when the average annual rate of net investment return is more than 5% and decrease if it is less than 5%. The combined maximum annual separate account charges applicable to the Variable Annuity Payout Benefit will be 1.50%; therefore, the smallest annual rate of investment return, required to ensure that the dollar amount of Variable Annuity Payouts illustrated in the Certificate will not decrease is 6.5%.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

/s/Christopher M. Condron                  /s/Pauline Sherman
----------------------------------------   ----------------------------
Christopher M. Condron                     Pauline Sherman
President and Chief Executive Officer      Senior Vice President,
                                              Secretary and Associate
                                              General Counsel

GROUP FLEXIBLE PREMIUM COMBINATION FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT.

THE PORTION OF ANNUITY ACCOUNT VALUE HELD IN THE VARIABLE SEPARATE ACCOUNT MAY INCREASE OR DECREASE IN VALUE.

INTEREST RATE IS GUARANTEED WITH RESPECT TO THE PORTION OF THE ANNUITY ACCOUNT VALUE HELD IN THE GUARANTEED INTEREST OPTION.

                    FIXED ANNUITY BENEFITS- NON-PARTICIPATING

THIS GROUP ANNUITY CONTRACT CONTAINS A MARKET VALUE ADJUSTMENT ("MVA") FORMULA WHICH MAY RESULT IN A POSITIVE OR NEGATIVE ADJUSTMENT IN BENEFITS. AN MVA WILL NOT APPLY (1) UPON TRANSFER TO A NEW FIXED MATURITY OPTION ( OR WITHIN 30 DAYS THEREAFTER), OR (2) UPON WITHDRAWAL OF THE AMOUNT ALLOCATED TO A FIXED MATURITY OPTION ON THE EXPIRATION DATE OF SUCH FIXED MATURITY OPTION (WITHDRAWAL CHARGES MAY ALSO APPLY).


2001-TSAGAC                                                                    1

                                TABLE OF CONTENTS



                                                                           PAGE

PART I         -        DEFINITIONS                                           4

PART II        -        INVESTMENT OPTIONS                                    9

                        SECTION 2.01 TYPES OF INVESTMENT OPTIONS
                        SECTION 2.02 AVAILABILITY OF INVESTMENT OPTIONS
                        SECTION 2.03 GUARANTEED INTEREST OPTION-CONDITIONS
                        SECTION 2.04 SEPARATE ACCOUNT
                        SECTION 2.05 VARIABLE INVESTMENT OPTIONS/ACCUMULATION UNITS AND UNIT VALUES
                        SECTION 2.06 CHANGES WITH RESPECT TO VARIABLE SEPARATE ACCOUNTS
                        SECTION 2.07 FIXED MATURITY OPTION (FMO)


PART III       -        CONTRIBUTIONS AND ALLOCATIONS                        14

                        SECTION 3.01 CONTRIBUTIONS
                        SECTION 3.02 ALLOCATIONS

PART IV        -        TRANSFERS AMONG INVESTMENT OPTIONS

                        SECTION 4.01 TRANSFER REQUESTS
                        SECTION 4.02 TRANSFER RULES

PART V         -        WITHDRAWALS, DISTRIBUTIONS, DEATH BENEFITS
                        AND TERMINATION                                      17

                        SECTION 5.01 RESTRICTIONS ON WITHDRAWALS, DISTRIBUTIONS AND ANNUITY BENEFITS
                        SECTION 5.01A WITHDRAWALS
                        SECTION 5.01B DIRECT ROLLOVER OPTION
                        SECTION 5.01C REQUIRED MINIMUM DISTRIBUTIONS
                        SECTION 5.02 DEATH BENEFIT
                        SECTION 5.02A ENHANCED DEATH BENEFIT
                        SECTION 5.02B BENEFICIARY CONTINUATION OPTION
                        SECTION 5.03 BENEFICIARY
                        SECTION 5.04 DISCONTINUANCE OF CONTRIBUTIONS

PART VI        -        PLAN LOANS                                           24

                        SECTION 6.01 LOANS



2001-TSAGAC                                                                    2

PART VII       -        ANNUITY BENEFITS                                    27

                        SECTION 7.01A FORMS OF DISTRIBUTION
                        SECTION 7.01B ELECTION/REPORT FOR ANNUITY BENEFIT
                        SECTION 7.02 ANNUITY BENEFIT FORMS
                        SECTION 7.03 AMOUNT OF ANNUITY BENEFITS
                        SECTION 7.04 ANNUITY BENEFIT
                        SECTION 7.05 COMMENCEMENT OF ANNUITY BENEFITS
                        SECTION 7.06 CONDITIONS
                        SECTION 7.07 CHANGES
                        SECTION 7.08 SPOUSAL AND ANNUITY CONSENT RULES

PART VIII      -        ALLOCATED ACCOUNTS; FORFEITURE ACCOUNT              31

                        SECTION 8.01 PARTICIPANT ACCOUNTS
                        SECTION 8.02 FORFEITURES/FORFEITURE ACCOUNT

PART IX        -        CHARGES                                             32

                        SECTION 9.01 WITHDRAWAL CHARGES
                        SECTION 9.02 THIRD PARTY TRANSFERS
                        SECTION 9.03 ADMINISTRATIVE AND OTHER CHARGES DEDUCTED FROM ANNUITY ACCOUNT VALUE
                        SECTION 9.04 TRANSFER AND LOAN CHARGES
                        SECTION 9.05 VARIABLE SEPARATE ACCOUNT CHARGE
                        SECTION 9.06 PLAN RECORDKEEPING SERVICE CHARGES
                        SECTION 9.07 ONGOING OPERATIONS CHARGE
                        SECTION 9.08 APPLICABLE TAX CHARGES
                        SECTION 9.09 CHANGES

PART X         -        GENERAL PROVISIONS                                  35

                        SECTION 10.01 CONTRACT
                        SECTION 10.02 STATUTORY COMPLIANCE
                        SECTION 10.03 DEFERMENT
                        SECTION 10.04 ASSIGNMENTS, TRANSFERABILITY
                        SECTION 10.05 EMPLOYER'S RESPONSIBILITY
                        SECTION 10.06 PLAN STATUS
                        SECTION 10.07 MANNER OF PAYMENT
                        SECTION 10.08 REPORTS AND NOTICES
                        SECTION 10.09 CONTRACT HOLDER'S RESPONSIBILITY

2001-TSAGAC                                                                    3

                              PART I - DEFINITIONS

SECTION 1.01-ACCUMULATION UNIT

"Accumulation Unit" means a unit of measure used to calculate the variable Annuity Account Value during the accumulation period.

SECTION 1.02-ACCUMULATION UNIT VALUE

"Accumulation Unit Value" means the dollar value of each Accumulation Unit in a Separate Account on a given date.

SECTION 1.03-ANNUITY ACCOUNT VALUE

"Annuity Account Value" means the sum of the amounts held for the benefit of a Participant in the Investment Options, minus any outstanding loans and loan accrued interest.

SECTION 1.04-ANNUITY BENEFIT

"Annuity Benefit" means a benefit payable by Equitable pursuant to Part VII of this Contract.

SECTION 1.05-ANNUITY COMMENCEMENT DATE

"Annuity Commencement Date" means the date on which annuity payments to a Participant are to commence as reported to Equitable by the Employer.

SECTION 1.06-ANNUITY UNIT

"Annuity Unit" means a unit of measure used after the Annuity Commencement Date to calculate the amount of variable annuity payout.

SECTION 1.07-APPLICATION

"Application" means the Application for this Group Annuity Contract or participation in this Group Annuity Contract by the Employer and accepted by Equitable.

SECTION 1.08-BENEFICIARY

"Beneficiary" means the person designated by the Participant under the Plan to receive the death benefit.

SECTION 1.09-BUSINESS DAY

"Business Day" means any day on which Equitable is open and the New York Stock Exchange is open for trading. Equitable's Business Day ends at 4:00 P.M., Eastern Time, or if earlier, the closing of the New York Stock Exchange.


2001-TSAGAC                                                                    4

SECTION 1.10-CASH VALUE

"Cash Value" means an amount equal to the Annuity Account Value held for a Participant, less any charge that applies as described in Part IX, "Charges". The Cash Value at any time will be reduced by any outstanding loan plus accrued interest and the amount of any forfeiture as described in Section 8.02 "Forfeitures/Forfeiture Account".

SECTION 1.11-CERTIFICATE

"Certificate" means the information provided to a Participant in certificate form which describes the Participant's rights under the Contract.

SECTION 1.12-CODE

"Code" means the Internal Revenue Code of 1986, as now or hereafter amended, or any corresponding provisions of prior or subsequent United States revenue laws, and includes applicable tax regulations.

SECTION 1.13-CONTRACT

"Contract" means this Group Annuity Contract and Application between the Contract Holder, Employer and Equitable providing a variable annuity to fund the Plan. The terms of the Contract, are agreed to by the Employer and Equitable.

SECTION 1.14-CONTRACT DATE

"Contract Date" means the date following Equitable's acceptance of an application on which the first Participant is enrolled under the Contract, with respect to a Plan.

SECTION 1.15-CONTRACT YEAR

"Contract Year" with respect to a Plan means the twelve month period starting on
(i) the Contract Date and (ii) each anniversary of the Contract Date, unless Equitable agrees to another period.

SECTION 1.16-CONTRIBUTION

"Contribution" means a payment remitted to Equitable under Section 3.01 "Contributions".

SECTION 1.17-EMPLOYER

"Employer" means either of the following:

(a) An organization described in Section 501(c)(3), which is exempt from Federal income tax under Section 501 (a) of the Code; or

(b) A State, a political subdivision of a State or an agency or instrumentality of any of the foregoing, with respect to employees who perform services for any educational organization, as described in Section 170(b)(1)(A)(ii) of the Code.

SECTION 1.18-ERISA

"ERISA" means Employee Retirement Income Security Act of 1974, as amended.

SECTION 1.19 EXPIRATION DATE

"Expiration Date" means the date that a Fixed Maturity Option matures.


2001-TSAGAC                                                                    5

SECTION 1.20-FIXED MATURITY AMOUNT

"Fixed Maturity Amount" (FMA) means the amount held with respect to a given Fixed Maturity Option. The Fixed Maturity Amount reflects Contributions and transfers made to a Fixed Maturity Option, plus interest at the FMO Rate to Maturity, minus any withdrawals, transfers and charges, if any, deducted from a Fixed Maturity Option.

SECTION 1.21-FIXED MATURITY OPTION

"Fixed Maturity Option" (FMO) means the Investment Option that specifies a period of time during which an interest rate is guaranteed to remain the same for amounts allocated to and held for such period until its expiration.

SECTION 1.22-GUARANTEED INTEREST OPTION

"Guaranteed Interest Option" (GIO) means the Investment Option that pays interest at guaranteed rates set by Equitable from time to time.

SECTION 1.23-GUARANTEED INTEREST RATE

"Guaranteed Interest Rate" means the effective annual rate at which interest accrues on amounts allocated to the Guaranteed Interest Option.

SECTION 1.24-INVESTMENT OPTION

"Investment Option" means a Variable Investment Option, Fixed Maturity Option, or Guaranteed Interest Option.

SECTION 1.25-PARTICIPANT

"Participant" means an individual covered under the Plan who has been enrolled under this Contract and for whom Equitable maintains an Annuity Account Value.

SECTION 1.26-PARTICIPATION DATE

"Participation Date" means the earliest of (a) the Business Day on which the Participant has been enrolled under this Contract (b) the Business Day on which the Participant was enrolled under the Prior Contract, if applicable, and (c) the Business Day on which the first Contribution for the Participant is received at the Processing Office.

SECTION 1.27-PARTICIPATION YEAR

"Participation Year" means, with respect to the Participant, the twelve month period starting on (i) the Participation Date and (ii) each anniversary of the Participation Date, unless Equitable agrees to another period.



2001-TSAGAC                                                                    6

SECTION 1.28-PLAN

"Plan" means the plan, arrangement or program maintained or adopted by the Employer and named in the Application that is intended to meet the requirements for qualification under Section 403(b) of the Code. Equitable is not a party to the Plan.

SECTION 1.29-PORTFOLIO

"Portfolio" means a separate class (or series) of shares of a specified trust or investment company, where each class (or series) represents a separate portfolio in the specified trust or investment company.

SECTION 1.30-PRIOR CONTRACT

"Prior Contract" means a contract issued by Equitable and from which the Employer and Equitable have agreed to transfer certain liabilities associated with the Plan to this Contract, which contract is specified as a Prior Contract in the Application.

SECTION 1.31-PROCESSING OFFICE

"Processing Office" means Equitable's administrative office or such other location as Equitable may designate upon written notice to the Employer. Equitable may establish more than one Processing Office. For example, the Employer may be asked to send Contributions to one location and other transaction requests to a different location. Contributions and other transaction requests are only considered received by Equitable when they arrive at the appropriate Processing Office in a form we accept.

SECTION 1.32-PROCESSING DATE

"Processing Date" means the day(s) Equitable deducts charges from the Annuity Account Value.

SECTION 1.33-RATE TO MATURITY

"Rate to Maturity" means a specified interest rate that Equitable credits to amounts allocated to a FMO. Different FMOs have different Rates to Maturity. Also, Contributions and transfers made at different times to the same FMO may have different Rates to Maturity.

SECTION 1.34-SEPARATE ACCOUNT

"Separate Account" means Separate Account [48] and the Variable Separate Account(s).

SECTION 1.35-SOURCES OF CONTRIBUTIONS

"Sources of Contributions" means any of the following that may apply:

     (a) Employer Contributions: Contributions made by the Employer under the Plan, other than those described in the items below.

     (b) Employer Matching Contributions: Employer Contributions matching Salary Reduction Contributions under the terms of the Plan.

     (c)  Qualified Non-Elective and Qualified Matching Contributions:
          Contributions made by the Employer to meet the requirements of the nondiscrimination tests set forth in the Code.

     (d)  Salary Reduction Contributions (Elective Deferral Contributions):
          Contributions under a salary reduction agreement that an employee enters into with the Employer under the Plan.


2001-TSAGAC                                                                    7

     (e) Rollover Contributions: Contributions of eligible rollover distributions directly or indirectly from another 403(b) arrangement or other eligible retirement plan under the Code.

     (f) After Tax Contributions: Amounts reported by the Employer as having after-tax consequences under the Code.

     (g) Direct Transfer Contributions: Amounts directly transferred from another 403(b) arrangement pursuant to Revenue Ruling 90-24.

     (h) Direct Transfer Contributions: Amounts directly transferred from a 403(b)(7) custodial account pursuant to Revenue Ruling 90-24.

SECTION 1.36-TRANSACTION DATE

"Transaction Date" means the Business Day Equitable receives a Contribution or a processing request at the appropriate Processing Office. Transaction requests must be in a form acceptable to Equitable.

SECTION 1.37-VARIABLE INVESTMENT OPTION

"Variable Investment Option" means either a sub-account of a Variable Separate Account, or a Variable Separate Account that has not been divided into sub-accounts. A Variable Investment Option may invest its assets in a Portfolio.

SECTION 1.38 VARIABLE SEPARATE ACCOUNT

"Variable Separate Account(s) refers to Equitable's Separate Account [A] and any Separate Accounts added to this Contract as described in Part II. Variable Separate Accounts may be divided into subaccounts.


2001-TSAGAC                                                                    8

                                    PART II - INVESTMENT OPTIONS

SECTION 2.01-TYPES OF INVESTMENT OPTIONS

The Investment Options may consist of Investment Options that are classified as "Type A" or "Type B", or any other type that may be specified in the Application, as Equitable designates in its discretion for purposes of the transfer rules described in Section 4.02 "Transfer Rules". The Application will identify the specific Investment Options available pursuant to the terms of
Section 2.02 "Availability of Investment Options" and whether such Investment Options are designated Type A or Type B.

SECTION 2.02-AVAILABILITY OF INVESTMENT OPTIONS

The Application sets forth the Investment Options available under this Contract.

Part III of this Contract titled "Contributions and Allocations" describes the allocation of Contributions among Investment Options pursuant to the Employer's election on the Application. Such election is subject to the following:

     (a) The availability of Investment Options may be subject to the terms of such Plan, as reported to Equitable by the Employer.

     (b) Equitable reserves the right to change, limit or amend the number of Investment Options that a Employer may elect.

SECTION 2.03-GUARANTEED INTEREST OPTION-CONDITIONS

(A)  GUARANTEED INTEREST OPTION

     Any amount held in the Guaranteed Interest Option ("GIO") becomes part of Equitable's general assets, which support the guarantees of this Contract as well as other policies and contracts that Equitable offers.

     The amount in such GIO at any time with respect to the Contract is equal to the sum of:

     o    all amounts that have been allocated or transferred to such GIO, plus

     o    the amount of any interest credited, less

     o all amounts that have been withdrawn (including charges) or transferred from such Option.

     Equitable will credit the amount held in the GIO with interest at effective annual rates that Equitable sets. Equitable will also set a minimum Guaranteed Interest Rate that will remain in effect throughout a stated twelve-month period or a calendar year. Equitable credits interest daily to amounts in the GIO. The Application will describe the initial Guaranteed Interest Rate(s) to apply for a stated period or periods starting with the Contract Date.

     For each Participant, Equitable guarantees that any rate so determined will never be less than 3%.

(B)  CONDITIONS

         The Employer agrees:

          (i) With respect to the investment option of the Plan that is funded under the GIO and to the extent that the Plan provides for allocations to, and transfers to and from, such option are to be made solely at the discretion of the Participants covered by the Plan. Such allocations and transfers will be made without any direction from the Employer. Equitable is to be given at least 60 days advance written notice by the Employer of any noncompliance with this condition.


2001-TSAGAC                                                                    9

          (ii) The Employer is to provide Equitable with any amendment to the Plan or its investment policy, any communication to the Participants covered by the Plan concerning the GIO or the investment option of the Plan to which it relates, or any change in the manner in which the Plan is administered. Any such document is to be provided to Equitable at least 60 days before its effective date. Equitable may also request, and the Employer will thereupon provide, any other information that Equitable reasonably determines would bear upon the flow of funds to and from the GIO.

     If the conditions stated in (i) and (ii) above are not complied with or, if the Employer fails to remit Contributions in accordance with Part III on "Contributions and Allocations" or if Equitable determines and so notifies the Employer by written notice that an amendment to the Plan, its investment policy, or any change in the manner in which the Plan is administered would materially and adversely affect the flow of funds to or from the GIO, then Equitable will have the right to:

     1. decline further requests for transfers to or from the GIO; and/or

     2. deem that a discontinuance of contributions has occurred under Section 5.04, "Discontinuance of Contributions".

SECTION 2.04-SEPARATE ACCOUNT

For purposes of this Section 2.04, "Separate Account" includes Equitable Separate Account No. 48.

Equitable has established the Separate Account(s) and maintains such Separate Account(s) in accordance with the laws of New York State. Income, realized and unrealized gains and losses from the assets of a Separate Account are credited to or charged against it without regard to Equitable's other income, gains or losses. Assets are placed in the Separate Account(s) to support the Contract and other annuity contracts and certificates. Assets may be placed in the Separate Account(s) for other purposes, but not to support contracts or policies other than variable annuities and variable life insurance.

The assets of a Separate Account are Equitable's property. The portion of such assets equal to the reserves and other contract liabilities with respect to the Separate Account will not be chargeable with liabilities that arise out of any other business Equitable conducts. Equitable may transfer assets of a Separate Account in excess of the reserves and other Contract liabilities with respect to such Separate Account, to another Separate Account, or to Equitable's general account.

Equitable may, in its discretion, invest Separate Account assets in any investment permitted by applicable law. In making its investments, Equitable may rely conclusively on the opinion of counsel (including counsel in its employ).

SECTION 2.05-VARIABLE INVESTMENT OPTIONS/ACCUMULATION UNITS AND UNIT VALUES

The amount in a Variable Investment Option at any time is equal to the number of Accumulation Units in that Account multiplied by the Accumulation Unit Value that applies at that time. If Variable Investment Options apply as described in
Section 2.04, "Separate Account", then the terms of this section apply separately to each Variable Investment Option, unless otherwise stated.

Amounts allocated or transferred to a Variable Investment Option are used to purchase Accumulation Units of that Account. Accumulation Units are redeemed when amounts are deducted, transferred or withdrawn.

The number of Accumulation Units in a Variable Investment Option at any time is equal to the number of Accumulation Units purchased minus the number of Accumulation Units redeemed in that Variable Investment Option Account up to that time. The number of Accumulation Units purchased or redeemed in a transaction is equal to the dollar amount of the transaction divided by the Variable Investment Option Accumulation Unit Value for that Transaction Date.

Equitable determines Accumulation Unit Values for each Variable Investment Option for each Valuation Period. A "Valuation Period" is each Business Day together with any consecutive preceding non-business days. For example,


2001-TSAGAC                                                                   10
for each Monday that is a Business Day, the preceding Saturday and Sunday will be included to equal a three-day Valuation Period.

The Accumulation Unit Value of a Variable Investment Option for any Valuation Period is equal to the Accumulation Unit Value for that Variable Investment Option on the immediately preceding Valuation Period multiplied by the Net Investment Factor for that Variable Investment Option for the current Valuation Period. The Net Investment Factor for a Valuation Period is (a) divided by (b) minus (c), where

(a) is the value of the Portfolio shares held by the Variable Investment Option at the end of the Valuation Period (before taking into account any amounts allocated to, or withdrawn from, the Variable Investment Option for the Valuation Period, and after deduction of fees, charges and expenses of the Portfolio; for this purpose, Equitable uses the share value reported to Equitable by the Portfolio plus the applicable dividend and capital gain rates on ex-dividend date);

(b) is the value of the Portfolio shares held by the Variable Investment Option at the end of the preceding Valuation Period (taking into account any amounts allocated or withdrawn for that Valuation Period);

(c) is the daily Variable Separate Account charges for the expenses and risks of the Contract, times the number of calendar days in the Valuation Period, plus any charge for taxes or amounts set aside as a reserve for taxes.

SECTION 2.06-CHANGES WITH RESPECT TO VARIABLE SEPARATE ACCOUNTS

In addition to the right reserved pursuant to the Section 2.02 "Availability of Investment Options", Equitable reserves the right, subject to compliance with applicable law, including approval of the Employer, if required:

     (a) to add Variable Investment Options to, or to remove Variable Investment Options from, the Variable Separate Account(s), or to add other Separate Accounts;

     (b) to combine any two or more Variable Investment Options or sub-funds thereof;

     (c) to transfer the assets Equitable determines to be the share of the class of contracts to which this Contract belongs from Variable Investment Option to another Variable Investment Option;

     (d) to operate any Variable Separate Account or any Variable Investment Option as a management investment company under the Investment Company Act of 1940; in which case charges and expenses that otherwise would be assessed against an underlying trust or investment company would be assessed against the Variable Separate Account.

     (e) to operate any Separate Account or any Variable Investment Option as a unit investment trust under the Investment Company Act of 1940.

     (f) to deregister the Variable Separate Account under the Investment Company Act of 1940;

     (g) to restrict or eliminate any voting rights as to the Variable Separate Account;

     (h) to cause one or more Variable Investment Options to invest some or all of their assets in one or more other Portfolios.

     (i)  to close an Investment Option to transfers and contributions.

Equitable reserves the right to add a Variable Investment Option in which (i) there are periods during which Contributions are restricted, (ii) amounts therein may be automatically liquidated pursuant to the investment policy of the Variable Investment Option, and (iii) investments therein may mature. Equitable will have the right to reallocate amounts arising from liquidation or maturity according to the Participant's allocation instructions then in effect. If no such allocation instructions have been made, the reallocation will be made to a designated Investment Option, or to the next established Variable Investment Option of the same type as described in this paragraph.

A Portfolio of a Variable Investment Option might, in Equitable's judgment, become unsuitable for investment by a Separate Account or a Variable Investment Option because of legal, regulatory, or federal income tax restrictions. In


2001-TSAGAC                                                                   11
such event, shares of another series or shares of another unit investment trust may be substituted for shares already purchased with respect to the Separate Account or as the security to be purchased in the future, provided that such substitution meets applicable federal income tax guidelines and, to the extent required by law, has been approved by the Securities and Exchange Commission and such other regulatory authorities as may be necessary.

If the exercise of these rights results in a material change in the underlying investments of a Separate Account or Variable Investment Option, the Employer will be notified of such exercise, as required by law.

SECTION 2.07-FIXED MATURITY OPTION (FMO)

Amounts allocated to the FMO are held in Equitable's Separate Account No. 48.

The FMO is subject to a Market Value Adjustment ("MVA") formula that may result in adjustments, positive or negative, in benefits. An MVA will not apply upon transfer to a new FMO or to another Investment Option on the Expiration Date of the FMO from which the Participant's Annuity Account Value is to be transferred. The amount in a FMO before application of a MVA is called the Fixed Maturity Amount.

1.   FIXED MATURITY OPTIONS

     Equitable will specify one or more FMOs. For each such FMO, Equitable guarantees to credit an interest rate (called the FMO Rate to Maturity). Interest will be credited daily to amounts in the FMO. The duration of each FMO offered under the Contract and the FMO Rate to Maturity that applies to each FMO will be furnished by Equitable upon request. One or more FMO(s) may be elected according to Equitable's rules in effect.

     Transfers to a FMO as described in Part III "Contributions and Allocations" will be allocated to the FMO(s) selected. Transfers into the FMO will receive the FMO Rate to Maturity applicable to the elected FMO as of the Business Day Equitable receives a transfer request at Equitable's Processing Office.

     The last day of a FMO is the Expiration Date. Equitable will send notice to the Participant at least 15 days but not more than 45 days before the Expiration Date of each FMO. One of the following three options may be elected at the Expiration Date, none of which will result in a MVA:

     (a) transfer a FMO into another FMO of any duration that Equitable then offers;

     (b)  transfer a FMO to another Investment Option;

     (c) make a withdrawal from the Fixed Maturity Amount (subject to any Withdrawal Charges and applicable restrictions which may apply pursuant to Section 9.01 "Withdrawal Charges").

     If no election is made with respect to amounts in a FMO as of the Expiration Date, such amounts will be transferred into a FMO with the earliest Expiration Date that occurs after the then current calendar year. If Equitable is not offering new FMOs then such amounts will be transferred into the Money Market Fund. During the 30 days following the Expiration Date, the full Fixed Maturity Amount (less any withdrawals or transfers made or charges deducted during such 30 day period) may be transferred into a new FMO or a Variable Investment Option. In no event may the Participant elect a FMO that extends beyond the Annuity Commencement Date.

     Equitable has the right, subject to compliance with applicable law, to: (a) add new Separate Accounts to be used for the same purpose as Separate Account 48, (b) divide Separate Account 48 into two or more Separate Accounts to be used for the same purpose, and (c) combine Separate Account 48 with any other Separate Account that is used for the same purpose as Separate 48.

2.   TRANSFERS, WITHDRAWALS, DEATH AND ANNUITY BENEFITS

     If a request is made, other than as described in item 1 above, for a transfer to an Investment Option as described in Section 4.01 "Transfer Requests" or a withdrawal as described in Section 5.01A "Withdrawals" or any transaction described in Section 5.03 "Discontinuance of Contributions", any such transfer or withdrawal from an FMO, will be subject to a market value adjustment described below. For this purpose, the Annuity Account


2001-TSAGAC                                                                   12

     Value in the Fixed Maturity Option will be after the market value adjustment. The market value adjustment will be in addition to any charges that apply as described in Section 9.01 "Withdrawal Charges".

     In addition, amounts applied from a FMO to provide a death benefit as described in Section 5.02 "Death Benefit", an annuity as described in Part VII "Annuity Benefits" or any other annuity form offered by Equitable, will be subject to a MVA. The death benefit will be the larger of (a) the Annuity Account Value in Separate Account No. 48 and (b) the Fixed Maturity Amount. That is, a negative MVA will not apply.

     No transfers are permitted to a FMO from any Investment Option after the initial Contribution or transfer into such FMO.

     The minimum amount that may be transferred from a FMO after the initial allocation is [$300] or the Fixed Maturity Amount, if less.

3.   MARKET VALUE ADJUSTMENT

     The market value adjustment applicable upon withdrawal of the Fixed Maturity Amount from an FMO that applies to the Participant is determined as follows:

     (a) Equitable determines the Fixed Maturity Amount that will be payable on the Expiration Date, using the Guaranteed Rate for such FMO.

     (b) Equitable determines the period remaining in the FMO (based on the Business Day Equitable receives the Participant's transaction request at Equitable's Processing Office or effective date for such determination) and converts it to fractional years based on a 365 day year. For example, three years and 12 days becomes 3.0329.

     (c) Equitable determines the current Guaranteed Rate that applies to new Contributions, for the same class of Certificates as the Participants', under a FMO with the same Expiration Date as the Participant's FMO plus a current rate percentage determined by Equitable up to a maximum of 0.50%.

     (d) Equitable determines the present value of the Fixed Maturity Amount payable at the Expiration Date, using the period determined in item
          (b) and the rate determined in item (c).

     (e) Equitable subtracts the current Fixed Maturity Amount from the result in (d). The result is the Market Value Adjustment, which may be positive or negative, applicable to such FMO.

     The market value adjustment (positive or negative) resulting from a withdrawal or transfer of a portion of the Fixed Maturity Amount in a Fixed Maturity Option will be a percentage of the market value adjustment that would be applicable upon a withdrawal of the entire Fixed Maturity Amount from a Fixed Maturity Option. The percentage is determined by dividing (i) the amount of the withdrawal or transfer from the Fixed Maturity Option by
     (ii) the Fixed Maturity Amount in such Fixed Maturity.

     Option prior to the withdrawal or transfer. The market value adjustment will be in addition to any charges which otherwise apply as described in
     Part IX.

     If Equitable is not offering a FMO to which the current "Guaranteed Rate" would apply, Equitable will use the rate at the closest Expiration Date. If Equitable is no longer offering new FMOs, Equitable will use the "Moody's rate" which will be a rate based on the most recent Moody's Corporate Bond Yield Average - Monthly Average Corporates, for the duration required, as published by Moody's Investor Services, Inc. The rate for the numerator will be the Moody's rate for the initial duration of the FMO on the date the Contribution was made to such FMO and the rate for the denominator will be the Moody's rate for the remaining duration on the date the withdrawal is made. If such Moody's rate is not available, a rate based on a substantially similar average will be used.

     Equitable will report the values of the FMO in the reports sent out as described in Section 10.08 "Reports and Notices". Such report will include the Fixed Maturity Amount, MVA and Annuity Account Value in the FMO.




2001-TSAGAC                                                                   13

                    PART III - CONTRIBUTIONS AND ALLOCATIONS

SECTION 3.01-CONTRIBUTIONS

The Employer will remit all Contributions with respect to the Plan, unless Equitable agrees otherwise in writing or unless such remittance is to cease pursuant to the terms of this Contract. Equitable has the right to require a minimum aggregate amount of Contributions on an annual basis as specified in the Application.

The Employer must tell Equitable the Source of each Contribution. If the Employer fails to do so, Equitable reserves the right to hold the unidentified funds in a suspense account pending Employer instructions.

If the Plan contains a vesting schedule, whereby amounts must be forfeited upon failure to satisfy the vesting schedule, the Employer must identify which Contributions, if any, are subject to the vesting schedule, unless otherwise agreed upon between Equitable and the Employer. The Employer must report any forfeiture to Equitable as described in Section 8.02 on "Forfeitures/Forfeiture Account".

The Employer or Participant may, with Equitable's agreement, transfer to the Contract any amount held under a contract or account that meets the requirements of Section 403(b) of the Code ("Transferred Funds"). If a Contribution includes Transferred Funds, the Employer or Participant must tell Equitable the portion, if any, of the Transferred Funds that are (a) exempt from the payment restrictions described in Section 5.01 "Restrictions on Withdrawals, Distributions, and Annuity Benefits"; (b) subject to forfeiture under the Plan and (c) eligible for delayed distribution under Section 5.01C "Required Minimum Distributions". If the Employer or Participant does not tell Equitable, then Equitable will treat all such amounts as nonforfeitable and subject to applicable distribution and /or tax restrictions. Any Transferred Funds from a contract not issued by Equitable will be reduced by the amount of any applicable tax charge as determined by Equitable. See Section 9.08 "Applicable Tax Charges".

Contributions to the Contract for each Participant are limited to the Sources of Contributions defined in Section 1.35 of this Contract. These Contributions are limited to the amounts specified in Sections 403(b), 402(g) and 415(c) of the Code. Salary Reduction Contributions cannot exceed the elective deferral limitation under Section 402(g) of the Code. If Salary Reduction Contributions exceed the limit specified in Section 402(g) of the Code, the excess amount must be distributed no later than April 15 of the following calendar year, as described in Treasury Regulation Section 1.402(g)1(c).

If Equitable is notified that any Contributions would cause this Contract not to qualify under Section 403(b) of the Code, Equitable reserves the right to either
(i) refuse to accept any such Contributions or (ii) apply such Contributions to a nonqualified deferred annuity contract for the exclusive benefit of the Participant and the Participant's Beneficiaries.

SECTION 3.02-ALLOCATIONS

Each Contribution (less any applicable tax charge in accordance with Section
9.08 on "Applicable Tax Charges") is allocated among Investment Options in accordance with the instructions submitted in a form acceptable to Equitable by the Employer or Participant.


2001-TSAGAC                                                                   14

                  PART IV - TRANSFERS AMONG INVESTMENT OPTIONS

SECTION 4.01-TRANSFER REQUESTS

The Participant unless otherwise instructed by the Employer may upon written request transfer a minimum amount of [ $300 ], pursuant to the terms of the Plan, all or part of the amount held in an Investment Option to one or more of the other Investment Options. Transfer requests must be in writing, in a form Equitable accepts, and delivered by U.S. mail to Equitable's Processing Office unless Equitable agrees to receive transfer requests in another manner. The request will specify the Source(s) of Contributions, if applicable, as described in Section 1.35 on "Sources of Contributions" to which the transfer applies. All transfers will be made on the Transaction Date and will be subject to the terms in Section 4.02 "Transfer Rules" and to Equitable's rules in effect at the time of transfer. With respect to a Separate Account, the transfers will be made at the Accumulation Unit Value next computed for that Transaction Date.

Equitable and the Employer may agree to permit transfers to other funding vehicles outside of the Contract. The Employer may thereupon request Equitable to withdraw amounts from the Annuity Account Value to enable Participants to make transfers to such Investment Options. Such transfers are subject to Equitable's consent and will not be treated as a withdrawal.

SECTION 4.02-TRANSFER RULES

If the Employer has elected to have any Type B Investment Option available to the Participant, as described in Section 2.01 "Types of Investment Options", whether or not amounts are actually held with respect to the Plan in any such Investment Option, then the following applies unless otherwise specified in the
Application:

The maximum amount that may be transferred from the Guaranteed Interest Option to a Variable Investment Option or to a FMO in any Contract Year for each Participant is as follows:

     (a) a percentage of the amount in the Guaranteed Interest Option on the last day of the prior Contract Year, if greater,

     (b) the total of all amounts transferred at the Participant's request from the Guaranteed Interest Option to a Variable Investment Option or FMO in the prior Contract year.

The percentage referred to in subsection (a) above is stated in the Application but may not be less than 5% or more than 25%.

If an amount was allocated to the Guaranteed Interest Option as a result of a total transfer of Plan funds (that is, a transfer initiated by the Employer for its employees) from another funding vehicle, the maximum amount which may be transferred from the Guaranteed Interest Option for the Transfer Period in which such allocation occurred will be an amount equal to the percentage determined in
(a) above, but applied to the amount initially allocated to the Guaranteed Interest Option on each Participant's behalf.

Equitable reserves the right to:

(a) defer transfers for up to six months, as described in Section 10.03 "Deferment",

(b)  revise its transfer rules

(c) charge for any transfer after the first four such transfers are made on behalf of a Participant in any Participation Year.


2001-TSAGAC                                                                   15

Any action taken pursuant to subsection (b) or (c) above will be made by Equitable upon advance notice to the Employer.

The transfer rules described in this Section will apply separately with respect to each Participant. That is, the maximum percentage that may be transferred from the Guaranteed Interest Option applies to the amount held in such Guaranteed Interest Option with respect to the Participant.

Transfer requests must be in writing and delivered by U.S. mail to Equitable's Processing Office unless Equitable accepts an alternative form of communication (such as internet or automated telephone). The use of alternative forms of communication is subject to Equitable's rules then in effect for each such service. Equitable may provide information about Equitable's rules and the use of communication services in the contract prospectus, prospectus supplements or other notifications, as mailed to your last known address in Equitable's records from time to time. Any alternative form of communication that Equitable makes available may be changed or discontinued at any time. Communication services may be restricted or denied if Equitable determines that you used such services for market timing or other trading strategies that may disrupt operation of an Investment Option or have a detrimental effect on the unit value of any Investment Option.

Equitable reserves the right to:

     (1) limit transfers among or to the Investment Options to no more than once every 30 days;

     (2) require a minimum time period between each transfer into or out of one or more specified Investment Options;

     (3) reject transfer requests from a person acting on behalf of multiple certificate owners pursuant to a trading authorization agreement that Equitable has accepted; and

     (4) impose conditions or limitations on transfer rights, restrict transfers or refuse any particular transfer if Equitable is concerned that market timing, excessive trading or other trading strategies may disrupt operation of an Investment Option or may have a detrimental effect on the unit value of any Investment Option or determine that you have engaged in any such strategy.



2001-TSAGAC                                                                   16

PART V - WITHDRAWALS, DISTRIBUTIONS, DEATH BENEFITS, AND DISCONTINUANCE

SECTION 5.01-RESTRICTIONS ON WITHDRAWALS, DISTRIBUTIONS AND ANNUITY BENEFITS:

Payments of Cash Value pursuant to Section 5.01A "Withdrawals", or Section 5.04 "Discontinuance of Contributions Under this Contract", as well as Part VII "Annuity Benefits" are subject to the "Restrictions on Distributions under the Code" described in this Section. Any distributions or payments under this Contract are also subject to any restrictions of the Employer's Plan.

     (a)  Salary Reduction Contributions (Section 403(b)(11) of the Code).

          Amounts attributable to Salary Reduction Contributions made after December 31, 1988 and any earnings credited after December 31, 1988 on Salary Reduction Contributions whenever made, less any "grandfather amounts" described in the next sentence, are collectively "Restricted Amounts". A "grandfather amount" is the Participant's 403(b) arrangement account balance as of December 31, 1988 invested in an annuity contract described in Section 403(b)(1) of the Code, less any such amount of account balance which was invested at any time under a custodial account described in Section 403(b)(7) of the Code, plus any other amount not restricted under Section 403(b)(11) of the Code.

     (b) Contributions sourced from Custodial Accounts under Section 403(b)(7) of the Code.

          All amounts attributable to Contributions directly transferred from a custodial account under Section 403(b)(7) of the Code (including Contributions directly transferred from a Section 403(b)(7) custodial account into any other Section 403(b)(1) annuity contract which are subsequently directly transferred are "Restricted Amounts".

     (c)  Restrictions on Distributions under the Code.

          Distributions of Restricted Amounts described above in sub-sections 5.01(a) and 5.01(b) may not be made before the Participant attains age 59 1/2, separates from service with the Employer, dies, or becomes disabled (within the meaning of Section 72(m)(7) of the Code).

          Distributions of the amount of Salary Reduction Contributions made after December 31, 1988 may also be made in the case of financial hardship (within the meaning of Sections 403(b)(7) and 403(b)(11) of the Code) and applicable Treasury Regulations. Any earnings credited after December 31, 1988 attributable to Salary Reduction Contributions made before or after December 31, 1988 are not eligible for hardship distributions. If a request for payment of Restricted Amounts, on the grounds of disability or hardship is made, Equitable must be furnished with proof of such disability or hardship as may be required by the Plan, the Code, and applicable Treasury Regulations in a form satisfactory to Equitable.

     (d)  Other Restrictions on Distributions

          Equitable reserves the right to limit transfers of Cash Value, up to the amount of any Loan Reserve Account, to another 403(b) arrangement while the Participant has an outstanding loan as described in Part VI "Plan Loans". If the Employer reports to Equitable that the Plan is subject to ERISA, the Spousal Annuity and Consent Rules of Section
          7.08 will also apply.

Unless the Employer provides documentation that amounts directly transferred from other 403(b) arrangements are not subject to the distribution restrictions described in paragraph (c) above , Equitable will treat such directly transferred Contributions as Restricted Amounts.


2001-TSAGAC                                                                   17

SECTION 5.01A-WITHDRAWALS

General Withdrawals

All withdrawal requests will require the Employer's written authorization in a form acceptable to Equitable, unless otherwise instructed by the Employer, specifying the portion of the Participant's Annuity Account Value that is available for distribution, the amount to be withdrawn and the Investment Option(s) from which the withdrawal is to be made. Withdrawals are subject to the restrictions in Section 5.01.

Following receipt of the Participant's written notice, Equitable will pay to the Participant or if requested, transfer or directly rollover to another contract or custodial arrangement that meets the requirements of Section 403(b)(1),
Section 403(b)(7), or 501(c)(3) of the Code respectively or such other qualified plan or arrangement as permitted by applicable law, the lesser of the Cash Value, less any funds restricted in accordance with Section 5.01. This amount paid, transferred or directly rolled over, plus any applicable withdrawal charge in accordance with Part IX Section 9.01 "Withdrawal Charges" will be withdrawn from the Investment Options. Unless instructed otherwise, the amount withdrawn (including any Withdrawal Charge) will be deducted from the Investment Options in proportion to the amounts in such Investment Options.

Equitable may decline to accept a request for a withdrawal of less than [$300], or where the withdrawal would violate the provisions of this section or Section
7.08 "Spousal Annuity and Consent Rules". If a withdrawal made under this section would result in an Annuity Account Value of less than [$500], Equitable will inform the Participant and reserves the right to terminate participation under this Contract in accordance with Section 5.04.

Prior to making any payment, Equitable may request from the Employer such information which may include a certification as Equitable may reasonably require to determine if the withdrawal, alone or together with any previous withdrawal by the Participant is necessary and proper under the terms of the Plan and is not being made in order to avoid the effect of Section 5.04 "Discontinuance of Contributions". If Equitable determines that the pattern of certain withdrawals previously made has the effect of a full or partial termination or discontinuance of Contributions under this Contract, then Equitable has the right to deem that a discontinuance of Contributions has occurred and apply the terms of Section 5.04 "Discontinuance of Contributions".

Equitable will pay any amount payable under this subsection as the Employer directs in writing and such payment will fully discharge Equitable from all liability with respect to the amount paid.

If the Contract is terminated or Contributions are discontinued and the Participant elects to maintain the Certificate, Equitable may rely solely on the instructions provided by the Participant.


2001-TSAGAC                                                                   18

SECTION 5.01B-DIRECT ROLLOVER OPTION

Unless otherwise instructed by the Employer on the Application, any request for a direct rollover by the Participant must be made through the Employer.

The Participant or Beneficiary (or a Beneficiary who is the Participant's surviving spouse as described in Section 5.03 "Beneficiary") may elect to have all or any portion of the Cash Value (or the Death Benefit) paid directly to another "eligible retirement plan" in a "direct rollover transaction" as these terms are defined in Sections 403(b) and 402(c) of the Code.

In order to elect this option all of the following requirements must be met:

(a) The recipient of the distribution must be an eligible retirement plan maintained for the Participant's benefit (or for the Participant's spousal Beneficiary).

(b) Effective January 1, 2002, the distribution may include after-tax contributions if the direct rollover is made to a funding vehicle under a specified eligible retirement plan which agrees to separately account for the funds rolled over, or to a traditional individual retirement arrangement, as indicated by the Participant or Employer.

(c) The direct rollover option is not available to the extent that a minimum distribution is required under Section 401(a)(9) of the Code. Equitable reserves the right to determine the amount of the required minimum distribution. If the Participant has elected a payment option that is either paying substantially equal periodic payments for a period of ten years or more or a life annuity, the direct rollover option does not apply to those amounts.

(d) The direct rollover option is not available for a hardship distribution within the meaning of Section 402(c)(4)(C) of the Code.

SECTION 5.01C-REQUIRED MINIMUM DISTRIBUTIONS

The following sets forth the requirements for compliance with the Required Minimum Distribution rules similar to those required under Section 401(a)(9) of the Code.

"Required Minimum Distribution" payments must be computed for the calendar year the Participant turns age 70-1/2 (or the year the Participant severs from employment with the Employer which provided the funds, if later) and for each year thereafter. These Required Minimum Distribution payments must start no later than April 1 of the calendar year following the year the Participant turns age 70-1/2 (or the year the Participant severs from employment with the Employer which provided the funds, if later).

If "Transferred Funds" have been contributed, as described in Section 3.01 "Contributions", Required Minimum Distribution payments of the Participant's December 31, 1986 account balance which was transferred must begin by age 75, (or, if later, when the Participant severs from employment with the Employer which provided the Transferred Funds).

The computation of the Required Minimum Distribution payment every year is based on the method the Participant has chosen. The Required Minimum Distribution payment may be computed under any of the methods permitted under Section 401(a)(9) of the Code and applicable Treasury Regulations, and payments must be made as required by those rules, including "incidental death benefit" rules.

The Required Minimum Distribution rules are designed so that the amount of the Annuity Account Value will be paid out over the Participant's life or life expectancy or over the joint lives or joint life expectancies of the Participant and the Participant's designated beneficiary for calculating the Required Minimum Distribution payments. Life expectancy is computed by use of the expected return multiples in Tables V and VI of Treasury Regulation Section 1.72-9, or any other table prescribed by the Internal Revenue Service. A Participant may choose to recalculate his/her life expectancy annually. If the Participant's spouse is the


2001-TSAGAC                                                                   19
named beneficiary, the Participant may also choose to recalculate the spouse's life expectancy. The Participant may not recalculate the life expectancy of a beneficiary who is not a spouse.

Payments of a Participant's annual Required Minimum Distribution amount may be made from this Contract or from another 403(b) arrangement that the Participant maintains, if permitted by Internal Revenue Service rules.

If the Participant dies after Required Minimum Distribution payments have begun, the remaining amount of the Annuity Account Value must continue to be paid at least as rapidly as under the calculation and payment method being used before the Participant's death.

If the Participant dies before the Required Minimum Distribution payments begin, payment of the Annuity Account Value must be completed no later than December 31 of the calendar year in which the fifth anniversary of the Participant's death occurs, except to the extent that a choice is made to receive death benefit payments under (a) or (b) below:

(a) If payments are to be made to a Beneficiary, then the Annuity Account Value may be paid over the life or life expectancy of the named Beneficiary. Such payments must begin on or before December 31 of the calendar year that follows the year of the Participant's death.

(b) If the named Beneficiary is the Participant's spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of the Participant's death or, if later, (ii) December 31 of the calendar year in which the Participant would have reached age 70-1/2.

The Participant may choose an annuity in Part VII of this Contract or may choose an account based withdrawal method to meet the Required Minimum Distribution rules. Equitable is not required to compute the Required Minimum Distribution payment.

The computation of the Required Minimum Distribution and compliance with the requirements set forth above are the responsibility of the Employer, unless otherwise agreed to in writing by the Equitable.

SECTION 5.02-DEATH BENEFIT

Upon receipt by Equitable of due proof of death of the Participant, and any instructions and required forms to effect the payment, Equitable will pay to the Beneficiary the amount of the death benefit. The death benefit is equal to the greater of (i) the Annuity Account Value less any outstanding loan and (ii) the minimum death benefit. The minimum death benefit is the sum of all Contributions less any withdrawals, Withdrawal Charges, and repayment of any outstanding loan balance. Any withdrawal will reduce the minimum death benefit (as adjusted by any previous withdrawal) by an amount that is in the same proportion to such minimum death benefit as the amount that was withdrawn is to the Annuity Account Value. The amount of any death benefit payable will be reduced by the amount of any forfeiture that applies as reported by the Employer as described in Section
8.02 "Forfeitures/Forfeiture Account".

Equitable will pay the death benefit elected by the Beneficiary and reported by the Employer subject to the rules then in effect and the requirements of law:

(a)  to receive the death benefit in a single sum;

(b) to apply the death benefit to the purchase of an Annuity Benefit in a form then offered by Equitable;

(c) to apply the death benefit to provide any other form of benefit then offered by Equitable.

The payment of the death benefit is subject to the requirements of ERISA as described in Section 10.06, if applicable.



2001-TSAGAC                                                                   20

SECTION 5.02A-ENHANCED DEATH BENEFIT

The Participant may elect an Enhanced Death Benefit instead of the standard Death Benefit described in Section 5.02A. The Enhanced Death Benefit can only be elected by the Participant at the time of enrollment and can only be terminated if the Contract or Certificate is terminated.

The Enhanced Death Benefit is equal to the initial Contribution. Thereafter, the Enhanced Death Benefit will be reset every [three years] on the Contract Date anniversary to the Annuity Account Value if greater than the previously established Enhanced Death Benefit (adjusted for contributions and withdrawals), up to the date the Annuitant attains age [ 85]. Provided that the Contract or Certificate remains inforce, the Enhanced Death Benefit will be equal to the greater of:

(a) the Annuity Account Value as of the date of receipt of due proof of death, any required instructions for the method of payment, and information and forms necessary to effect the payment, minus any outstanding loans and accrued loan interest, or

(b) the Enhanced Death Benefit as of the date of death (adjusted for any subsequent contributions and withdrawals) minus any outstanding loans and accrued loan interest.

Contributions will increase the Enhanced Death Benefit on a dollar-for-dollar basis. Withdrawals will reduce the Enhanced Death Benefit on a pro rata basis.

If the Participant elects this Enhanced Death Benefit the charge will be a percentage of the Annuity Account Value not to exceed [.15%]. This charge will be deducted on each Contract Date anniversary pro rata from the Guaranteed Interest Option and Investment Options . If there is not sufficient amounts in those Investment Options, Equitable will make up the required amounts from the Fixed Maturity Option in order of the earliest maturity date(s) first.

SECTION 5.02B-BENEFICIARY CONTINUATION OPTION

The Death Benefit under Section 5.02 or 5.02A of the Contract ends upon the election of the Beneficiary Continuation Option.

Except as otherwise provided in this section, this section will apply only if the Participant dies before the Annuity Commencement Date, and the beneficiary named in Section 5.03 of this Contract is an individual.

If there is more than one beneficiary, and any beneficiary is not an individual, then this section does not apply to that beneficiary and the non-individual beneficiary's share of the Death Benefit described in Section 5.02 and 5.02A of the Contract is payable to the non-individual beneficiary.

If this section applies and there is more than one beneficiary, the Annuity Account Value will be apportioned among the Participant's beneficiaries as the Participant designates pursuant to Section 5.03 of this Contract.

One or more individual beneficiaries may continue the Participant's Certificate. In order to continue the Certificate under the terms set forth under (a) through
(h) below, Equitable must receive that beneficiary's election within 9 months after the Participant's death and before the beneficiary's share of the Death Benefit is paid out in any manner inconsistent with that beneficiary's election to continue the Certificate.

Each individual beneficiary electing to continue the Certificate will be a "Continuation Beneficiary" described in item c. below with respect to that beneficiary's portion of the Annuity Account Value.


2001-TSAGAC                                                                   21

For any beneficiary who does not timely elect to be a Continuation Beneficiary, Equitable will pay that beneficiary's share of the Death Benefit pursuant to
Section 5.02 or 5.02A of the Certificate in a lump sum. The terms of the Beneficiary Continuation Option are as follows:

     a. The Certificate cannot be assigned and must continue in the Participant's name for benefit of the Participant's Continuation Beneficiary.

     b. As of the date Equitable receives satisfactory proof of the Participant's death along with all the written documentation necessary to make a claim under the Certificate, Equitable will then compare the Annuity Account Value and the death benefit pursuant to sections 5.02 or 5.02A of this Contract as of this date (the reset date). If the Annuity Account Value is less than the applicable death benefit, Equitable will reset the Annuity Account Value to equal such death benefit.

     c. If there are multiple beneficiaries the reset date will be the date on which Equitable receives the documentation as described in subparagraph (b). Any beneficiary subsequently electing a Death Benefit will receive the applicable payment amount. The Death Benefit provision ends upon the election of the Beneficiary Continuation Option.

     d. The Continuation Beneficiary may transfer amounts among the Investment Options.

     e.   No additional Contributions may be made to the Certificate.

     f. Distributions to the Continuation Beneficiary will be made in accordance with requirements for payments after the Participant's death in accordance with the required minimum distribution rules of the Code. If there is more than one Continuation Beneficiary, payments to each will be based on the individual life expectancy of each Continuation Beneficiary.

     g. The Continuation Beneficiary may withdraw the Annuity Account Value apportioned to such Continuation Beneficiary at any time; withdrawals made after Equitable has received a Continuation Beneficiary's election to continue the Certificate are not subject to a withdrawal charge.

     h. Upon the Continuation Beneficiary's death, Equitable will make a lump sum payment of any remaining Annuity Account Value apportioned to that Continuation Beneficiary to the person designated by the deceased Continuation Beneficiary to receive any such payment, unless the person designated by the deceased Continuation Beneficiary elects to continue the payment method originally elected by the Continuation Beneficiary.

A trust with only individual beneficiaries may continue the Certificate after the Participant's death if:

     1.   the trust is the sole beneficiary;

     2.   all of the beneficiaries of the trust are individuals;

     3. the trust qualifies as a designated beneficiary for purposes of the required minimum distribution rules of the Code; and

     4. the trust provides Equitable the documentation that it requires within the required time period.

In the event that such a qualifying trust elects to continue the Certificate, the oldest trust beneficiary is the Continuation Beneficiary and the individual whose life expectancy is used to measure payments required after the Participant's death.



2001-TSAGAC                                                                   22

SECTION 5.03-BENEFICIARY

The Participant may name one or more persons to be primary Beneficiary and one or more persons to be successor Beneficiary if the primary Beneficiary dies before the Participant. If the Participant has named two or more persons as Beneficiary, the Beneficiary will be the named person or persons who survive the Participant and payments will be made to such persons in equal shares or to the survivor. The Participant's selection of a Beneficiary is subject to the requirements of ERISA, if applicable.

The Participant may change the Beneficiary from time to time during the Participant's lifetime and while coverage under this Contract is in force. Any such change must be made in writing in a form acceptable to Equitable. A change will take effect as of the date the written form is executed, whether or not the Participant is living on the date of receipt at the Processing Office. Equitable will not be liable as to any payments made or actions taken before receipt of any such change at the Processing Office.

Any part of a death benefit payable as described in Section 5.02 or 5.02A for which there is no named Beneficiary living at the Participant's death will be payable in a single sum to the Participant's spouse, if any, or if there is no spouse, then to Participant's children who survive the Participant, in equal shares, or, if there are no surviving children, then to the Participant's estate.

If the Participant so elects in writing, any amount that would otherwise be payable to a Beneficiary in a single sum may be applied to provide an Annuity Benefit. Subject to Equitable's rules then in effect such election may be changed during the Participant's lifetime and while this Contract is in force. Any such change must be made in writing in a form acceptable to Equitable. If at the Participant's death there is no election in effect, the Beneficiary may make such an election. In the absence of any election, Equitable will pay the death benefit in a single sum.

SECTION 5.04-DISCONTINUANCE OF CONTRIBUTIONS

Contributions under the Contract will continue with respect to the Plan subject to an election made by either the Employer to discontinue Contributions or Equitable not to accept contributions (which in either case will constitute a "Discontinuance of Contributions").

If Contributions have been discontinued, payments will be made in accordance with Section 5.01A.

If the Employer terminates this Contract or Contributions are discontinued under the Contract, the Participant may elect to maintain the Certificate as a "frozen Certificate" which means that no additional Contributions can be made and Equitable shall rely on the instructions provided by the Participant without regard to the direction of the Employer. All other rights described in the Certificate will remain in effect. Amounts maintained in a "frozen Certificate" will continue to be subject to withdrawal charges based on the Employer's original Contract Date or the Participant's Participation Date.

If the Participant has severed from employment, his/her participation under this Contract will terminate if,

(1) The Employer , subject to the approval of the Participant and the requirements of Section 5.01A, directs Equitable to pay out the Participant's Cash Value under the Certificate; or

(2) The Participant elects to continue the coverage by converting the Certificate into an Equitable individual 403(b) contract.


2001-TSAGAC                                                                   23

                              PART VI - PLAN LOANS

SECTION 6.01-LOANS

Prior to the Participant's Annuity Commencement Date, the Participant may make a request for a loan subject to the terms of the Plan and the Code by completing a Loan Request Form. If the Plan contains a vesting schedule for Employer Contributions, any Participant loan request will require the Employer's approval.

A Plan loan will be available only from the vested portion of the Participant's Annuity Account Value as reported to Equitable by the Employer.

Equitable reserves the right not to permit a new loan if the Participant has previously defaulted on a loan and has not repaid the outstanding amount due.

The Loan Request Form together with the loan confirmation notice will be the loan agreement and will contain all of the terms of the loan which apply, including the amount of the loan, interest rate and the payment due dates.

A loan is effective on the date Equitable specifies and after the Loan Request Form is approved by Equitable.

Only one outstanding loan is permitted at a time for each Participant.

A.   LOAN AMOUNT:

     The minimum loan amount will be stated on the Loan Request Form. In no event will the minimum loan amount be less than [$1,000].

     As a condition for making a loan, Equitable will require the Participant to state that the loan amount requested does not exceed the maximum loan amount permitted under the Plan and Section 72(p) of the Code. If the Participant is also a participant in other 403(b) plans or qualified plans, the maximum loan amount is limited to the maximum amount aggregated for all plan loans which the Participant has outstanding under those plans, as required by Section 72(p) of the Code.

     The maximum loan amount for a Participant permitted under the Code may not be more than the lesser of (A) or (B) below:

     (A) $50,000, less the highest outstanding balance of loans under any 403(b) plan or any other qualified plan that the Participant has with the Employer during the one-year period ending on the day before the effective date of the loan, over the outstanding balance of loans under any 403(b) Plan or other qualified Employer Plan on the effective date of the loan.

     (B) the greater of (1) one half the present value of the Participant's nonforfeitable accrued benefit under all of the 403(b) plans or other qualified Employer plans or (2) $10,000.


2001-TSAGAC                                                                   24

B.   LOAN TERM:

     The loan term will be for a maximum of five years. If the Loan Request Form indicates that the purpose of the loan is to purchase a principal residence, the Loan Term will be for a maximum of ten years. Repayment of the loan may be accelerated and full repayment of any unpaid principal and interest will be required upon the earliest of (1) the election and commencement of Annuity Benefits under Section 7.05 "Commencement of Annuity Benefits", (2) the date of termination pursuant to Section 5.04 "Discontinuance of Contributions" or, (3) the date Equitable pays a death benefit pursuant to Section 5.02 or 5.02A .

C.   LOAN RESERVE ACCOUNT:

     On the date the loan is effective, Equitable will transfer to a "Loan Reserve Account" an amount equal to the sum of (1) the loan amount, which will earn interest at the "Loan Reserve Account Rate" during the loan term and (2) 10% of the loan amount, which will earn interest at the Guaranteed Interest Rate. The Participant may not make any partial withdrawals or transfers among Variable Investment Options or to another 403(b) funding arrangement or qualified employer plan from the Loan Reserve Account until after repayment of the principal amount then due. The Participant may specify on the Loan Request Form from which Investment Option(s) the Loan Reserve Account will be funded.

     The "Loan Reserve Account Rate" will equal the loan interest rate (see subsection D below) minus 2%, or such other percentage determined by Equitable in accordance with its then current procedures. Such rate shall not be greater than permitted under any current applicable state or federal law.

D.   LOAN INTEREST RATE:

     (1) Under a 403(b) Plan not subject to ERISA, Equitable will from time to time set the effective annual rate at which interest on a loan will accrue daily (the "loan interest rate"). Such rate will not be greater than any maximum rate required under any current applicable state or federal law.

     (2) Under a 403(b) Plan subject to ERISA, the applicable provisions of the Plan or the Employer will determine the applicable interest rate at which interest on the loan will accrue daily, subject to any limitations imposed by law. The rate so determined will be a reasonable rate set in accordance with Department of Labor Regulations 2550.408b-1(e), and will be based on prevailing rates available at the date of determination on loans charged by persons in the business of lending money for loans which would be made under similar circumstances.

E.   REPAYMENTS:

     The loan must be repaid according to the repayment schedule, which will require that substantially level amortization payments of principal and interest be made no less frequently than quarterly, unless otherwise required or permitted by law. The loan may be repaid in full at any time, including interest due. Any payments will first be applied by Equitable to interest due, with the balance applied towards repayment of the loan principal. After any repayment is made, including full repayment of the loan, the principal amount repaid will be transferred from the Loan Reserve Account to the Guaranteed Interest Option and may be withdrawn (if otherwise permitted), transferred to another Variable Investment Option, or applied to an annuity as described in Part VII "Annuity Benefits".


2001-TSAGAC                                                                   25

F.   DEFAULT:

     By each due date (or a specified date thereafter in accordance with Equitable's then current procedures) if the amount of the loan payment is less than the amount due or the loan payment is not received at Equitable's Processing Office, Equitable will treat the loan as being in default. Equitable reserves the right, however, to change its procedures at any time (subject to the terms of the Code and applicable regulations). Equitable also reserves the right to deduct any Withdrawal Charges that apply and any required tax withholding.

     If the amount in the Loan Reserve Account is subject to the restrictions described in Section 5.01 "Restrictions on Withdrawals, Distributions and Annuity Benefits", on default Equitable will designate in the Loan Reserve Account an amount equal to the total unpaid loan balance (interest and principal payments due) at the time of the default until such time the amount is not subject to the restrictions of Section 5.01. If the amount in the Loan Reserve Account is not subject to Section 5.01 "Restrictions on Withdrawals, Distributions and Annuity Benefits, Equitable will have the right to foreclose on this amount, and deduct any Withdrawal Charges that would have applied at the time of the default, plus any interest due, and any required tax withholding. This will be no later than the date the Participant attains age 59 1/2 or Equitable is notified in writing that another event has occurred which would permit Restricted Amounts to be paid. (Such an event includes severance from employment, disability or death.)

G.   CHANGES:

     Equitable has the right to change the loan terms, as long as any such change is made to maintain compliance with the terms of any law or applicable regulations that apply to this Contract.



2001-TSAGAC                                                                   26

                            PART VII ANNUITY BENEFITS

SECTION 7.01A-FORMS OF DISTRIBUTION

An Employer may elect on behalf of a Participant or the Participant may elect, as applicable, (i) a single sum distribution, (ii) an Annuity Benefit, or (iii) any other form of payment of the Cash Value offered by Equitable, subject to the terms of the Plan.

SECTION 7.01B-ELECTION/REPORT FOR ANNUITY BENEFIT

An election to have the Cash Value paid in the form of an Annuity Benefit can only be made if the Cash Value is at least $2,000. If the Annuity Benefit election is made by the Employer on behalf of the Participant then the Employer will report to Equitable each Participant or other person with respect to whom an Annuity Benefit is to be provided under this Contract and whether all or a portion of the Cash Value is to be used for such Annuity Benefit. The report must be made before the first payment under such Annuity Benefit and must be in the form prescribed by Equitable and will include all pertinent facts and determinations requested by Equitable. Equitable will rely on the reports and other information furnished by the Employer and will not inquire as to the accuracy or completeness thereof.

SECTION 7.02-ANNUITY BENEFIT FORMS

The "Normal Form" of Annuity Benefit is an Annuity Benefit payable on the Life-Period Certain Annuity Form described below, unless another form is to apply pursuant to the terms of the Plan, the requirements of ERISA or any other law that applies. Equitable may offer other annuity forms available from Equitable or from one of Equitable's affiliated or subsidiary life insurance companies. Such form may include the Joint and Survivor Life Annuity Form which provides monthly payments while either of the two persons upon whose lives such payments depend is living. The monthly amount to be continued when only one of the persons is living will be equal to a percentage, as elected, of the monthly amount that was paid while both were living.

The Life Period Certain Annuity Form is an annuity payable during the lifetime of the person on whose life the payments depend, but with 10 years of payments guaranteed (10 years certain period). That is, if the Participant dies before the 10 year certain period has ended, payments will continue to the Beneficiary named to receive such payments for the balance of the certain period. In no event will the Certain Period exceed the life expectancy of the person on whose life the annuity payments depend in accordance with the Code.

SECTION 7.03-AMOUNT OF ANNUITY BENEFITS

If the Employer or Participant elects to have an Annuity Benefit paid in lieu of the Cash Value, the amount applied to provide the Annuity Benefit will, unless otherwise specified by the Employer or required by applicable laws and regulations, be (1) the Annuity Account Value, if the annuity form elected provides payments for a person's remaining lifetime or (2) the Cash Value, if the annuity form elected does not provide such lifetime payments.


2001-TSAGAC                                                                   27

The amount applied to provide an Annuity Benefit may be reduced by a charge for any taxes, as described under Section 9.08 "Applicable Tax Charges", that apply on annuity purchase payments. If Equitable has previously deducted charges for applicable taxes from Contributions, Equitable will not again deduct charges for the same taxes before an Annuity Benefit is provided. The balance will be used to purchase the Annuity Benefit on the basis of either (1) the Tables of Guaranteed Annuity Payments or (2) Equitable's then current individual annuity rates, whichever rates would provide a larger benefit with respect to the payee, or (3) any Equitable single consideration immediate annuity contract offered at the time to the same class of Participants.

SECTION 7.04-ANNUITY BENEFIT

Payments under an Annuity Benefit will be made monthly. An election may be made by the Employer on behalf of the Participant, if the Plan is subject to ERISA or by the Participant, to have the Annuity Benefit paid at other intervals, such as every three months, six months, or twelve months, instead of monthly, subject to Equitable's rules at the time of election. This election may be made at the time the Annuity Benefit form as described in Section 7.02 "Annuity Benefit Forms" is elected. In that event, all references in this Contract to monthly payments will, with respect to the Annuity Benefit of such a Participant to whom the election applies be deemed to mean payments at the frequency elected.

SECTION 7.05-COMMENCEMENT OF ANNUITY BENEFITS

At or prior to the Annuity Commencement Date or age 70 1/2 the Equitable will notify the Participant of the payout options available under this Contract.

If an Annuity Commencement Date elected is later than age 70 1/2 a required minimum distribution must be made to the Participant commencing by April 1st of the year following the year the Participant attains age 70 1/2 in accordance with the Code and required regulations, unless the Employer informs Equitable that a required minimum distribution is being satisfied through other 403(b) arrangements.

Before the Annuity Commencement Date, the Participant may elect to change such date. The changed Annuity Commencement Date may be any date after the election is filed (other than the 29th, 30th, or 31st day of any month). Any election for such change must be made in writing by the Participant and will not take effect until received and accepted by Equitable at its Processing Office.

No Annuity Commencement Date will, however, be later than the first day of the month which follows the date the Participant attains the "maximum maturity age" or, if later, the tenth anniversary of the Participation Date. The current maximum maturity age is specified in the Certificate. This age may be changed by Equitable in conformance with applicable law.

SECTION 7.06-CONDITIONS

Equitable may require proof acceptable to it that the person on whose life a benefit payment is based is alive when each payment is due. Equitable will require proof of the age of any person on whose life an Annuity Benefit is based.

If a benefit was based on information that is later found not to be correct, such benefit will be adjusted on the basis of the correct information. The adjustment will be made in the number or amount of the benefit payments, or any amount used to provide the benefit, or any combination. Overpayments by Equitable will be charged against future payments. Underpayments will be added to future payments. Equitable's liability is limited to the correct information and the actual amounts used to provide the benefits.

If the age (or sex, if applicable as stated in the Tables of Guaranteed Annuity Payments) of any person upon whose life an Annuity Benefit depends has been misstated, the benefits payable will be based on the benefit amount applicable to those that would have been purchased at the correct age (or sex). Any overpayments or underpayments made by Equitable will be charged or credited with interest at (a) the rate shown in the Application or (b) the then current Guaranteed Interest Rate; Equitable will determine which rate will apply,


2001-TSAGAC                                                                   28
on a uniform and nondiscriminatory manner, for similar Contracts. Such interest will be deducted from or added to future payments.

If Equitable receives proof satisfactory to it that (1) a payee entitled to receive any payment under the terms of this Contract is physically or mentally incompetent to receive such payment or is a minor, (2) another person or an institution is then maintaining or has custody of such payee, and (3) no guardian, committee, or other representative of the estate of such payee has been appointed, Equitable may make the payments to such other person or institution. In the case of a minor, the payments will not exceed $200. Equitable will have no further liability with respect to the payments so made.

If the amount to be applied hereunder is less than $2,000 or would result in an initial payment of less than $20, Equitable may pay the amount to the payee in a single sum instead of applying it under the annuity form elected.

SECTION 7.07-CHANGES

Equitable reserves the right, upon advance written notice to the Employer, to change at any time on and after the fifth anniversary of the Contract Date, at intervals of not less than five years, the actuarial basis used in the Tables of Guaranteed Annuity Payments; however, no such change will apply to (A) any Annuity Benefit provided before the change or (B) Contributions made before such change which are applied to provide an Annuity Benefit.

SECTION 7.08-SPOUSAL ANNUITY AND CONSENT RULES

This section is applicable only if an ERISA Plan exists and is based on the facts as reported to Equitable by the Employer (see Section 7.01B
"Election/Report for Annuity Benefit").

If the Participant is married, as reported to the Equitable by the Employer (see
Section 7.01B "Election/Report for Annuity Benefit"), payments will be made in the form of a qualified Joint and Survivor Annuity as defined in Section 417(b) of the Code. If the Participant is not married, payments will be made on Life Period Certain Annuity Form (as described in Section 7.02 "Annuity Benefit Forms"), unless otherwise elected as described in this section. If the Participant is married and dies before payments have begun, payments will be made to the Participant's surviving spouse in the form of a Life Annuity unless at the time of the Participant's death there was a contrary election made pursuant to this section. However, the Participant's surviving spouse may elect, before payment is to commence, to have payment made in any form permitted under the terms of the Contract and the Plan.

An election may be made pursuant to the Plan and ERISA not to have payments made in the form of a qualified Joint or Survivor Annuity or Life Annuity as the case may be. In that case it will be paid in any other form elected under the terms of the Contract and the Plan. If payments are to be made to the spouse upon the Participant's death, the spouse may consent in accordance with the Plan and ERISA for a Beneficiary other than the spouse to receive payments.

If the Participant will not attain age 35 by the end of the current Plan year, the Participant may make a special election to name a Beneficiary other than the spouse to receive payment of the value of the Participant's interest. Such election will be effective for the period beginning on the date of such election and ending on the first day of the Plan year in which the Participant attains age 35. The elections will cease to be effective as of the first day of the Plan year in which the Participant attains age 35 unless a new election naming a Beneficiary other than the spouse is made pursuant to the terms of this section.

Any such election must be consented to by the spouse, if applicable, in writing before a notary or a representative of the Plan and must be limited to a benefit for a specific alternate Beneficiary. However, no spousal consent will be required if the Participant can prove to the satisfaction of the Employer and Equitable, that there is no spouse or that the Participant cannot locate the spouse. Also, if the Participant has become legally separated from the spouse or has been abandoned (within the meaning of local law) and has a court order to such effect, spousal consent is not required unless a qualified domestic relations order provides otherwise. Each election to designate a Beneficiary other than the spouse must be consented to by the spouse and any election made under this paragraph to waive the spouse's benefits may be revoked without the consent of the spouse at any time prior to the date as of which payments commence. Any consent to waive the spouse's benefits will be valid only with regard to the spouse who signs it. Any new waiver or change of Beneficiary will require new spousal consent.


2001-TSAGAC                                                                   29

The provisions requiring spousal consent in this section will also apply with regard to an election to take any in-service withdrawal under the terms of the Plan and will also apply to any loans as described in the section on loans. A spouse's written consent, witnessed by a representative of the Plan or a notary, must be given on a form acceptable to the Employer and Equitable, in accordance with the Plan and ERISA, prior to any such withdrawal or loan, unless the Participant can show that there is no spouse or that the spouse cannot be located.

If the Annuity Account Value applied to provide the spousal benefits on the date payment is to commence is in the aggregate less than [$5,000] or such other amount as prescribed by law, the Equitable may choose to make payments in a single sum rather than in the form of a qualified Joint and Survivor Annuity or Life Annuity as described herein. Upon any payment made pursuant to this section, Equitable will be released from any and all liability for payment with respect to the Annuity Account Value.




2001-TSAGAC                                                                   30

               PART VIII - ALLOCATED ACCOUNTS; FORFEITURE ACCOUNT


SECTION 8.01 PARTICIPANT ACCOUNTS

Under this Contract Equitable will maintain Participant level accounts as described in Section 3.02 "Allocations". The Employer will specify the Participant with respect to whom each Contribution is being remitted, the Source of Contribution and the allocation by Source of Contribution among the Investment Options. In addition, the Employer will specify the amount subject to forfeiture. The terms in Section 2.03 "Guaranteed Interest Option-Conditions",
Section 2.05 "Variable Separate Account/Accumulation Units and Unit Values" and
Section 2.07 "Fixed Maturity Option" will apply separately with respect to each Participant's Annuity Account Value. An Employer's request to withdraw the vested portion of the Annuity Account Value from a Participant's account is subject to Equitable's receipt of the Participant's written consent.

Subject to the terms of the Plan and the restrictions on distributions stated in
Section 5.01, Equitable reserves the right to terminate a Participant's participation under this Contract by paying the Annuity Account Value to the Participant. This right will be exercised only if (i) no initial Contributions have been received on the Participant's behalf within 120 days of the Participation Date under this Contract, (ii) there have been no on-going Contributions received on behalf of the Participant during the last three completed Participation Years, and the Annuity Account Value is less than [$500], or (iii) a partial withdrawal is made that would result in the Participant's Annuity Account Value falling below [$500].

SECTION 8.02-FORFEITURES/FORFEITURE ACCOUNT

Amounts in this Contract that are attributable to the Sources of Contributions described in Section 1.35(b)-(f) are nonforfeitable. All or a portion of amounts attributable to Employer Contributions in Section 1.35(a) or Direct transfer for Contributions in Section 1.35(g) may be subject to forfeiture under the Plan.

The Employer will inform Equitable if a Participant's Annuity Account Value is to be reduced as a result of a forfeiture pursuant to the terms of the Plan. Equitable will then reduce the Annuity Account Value by the amount so reported.

The amount of such reduction will be withdrawn, without a Withdrawal Charge which might otherwise apply as described in Section 9.01 "Withdrawal Charges", and held in the forfeiture account. Notwithstanding the preceding sentence, if the Employer makes a withdrawal to transfer funds to another provider, the withdrawal will be subject to a Withdrawal Charge as specified in the Application. Equitable also reserves the right to impose a transfer charge for any such transfer.

The forfeiture account will be an unallocated account under this Contract and maintained in the GIO. Amounts in the forfeiture account will be reallocated on an annual basis to the remaining Participants as reported in writing to Equitable by the Employer. Equitable will reallocate these amounts in accordance to the Participant's investment allocations on record. Unless otherwise directed by the Employer, such reallocation will be made as soon as practicable after receipt by Equitable of directions from the Employer.


2001-TSAGAC                                                                   31

                                PART IX - CHARGES

SECTION 9.01 WITHDRAWAL CHARGES

Payment made under Part V "Withdrawals, Distributions, Death Benefits and Termination" may be subject to a Withdrawal Charge as specified in the Application. Withdrawals from any forfeiture account are also subject to such Withdrawal Charge.

If a "free withdrawal amount" is available, as specified in the Application, then each Participation Year the Participant can withdraw an amount that is a percentage of the Annuity Account Value without incurring a withdrawal charge.

In addition, the years of participation under the Prior Contract, if applicable, may be included for purposes of determining the Withdrawal Charge.

The Withdrawal Charge will be reduced to the extent required to comply with any applicable state law.

[No withdrawal charges will apply when:

(1)  the Contract is issued for a Plan maintained by an Employer described in
     Section 1.17 and the Participant has reached age 55 and retires or severs from employment;

(2)  the withdrawal is made to satisfy minimum distribution requirements;

(3) the Participant elects a withdrawal that qualifies as a hardship withdrawal under the Code;

(4)  the Participant dies and a death benefit is payable to the Beneficiary;

(5)  the withdrawal is made to provide an annuity requested by the Employer;

(6) the Participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or the Participant is totally disabled. Total disability is the incapacity of the Participant, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and the Participant must continue to be deemed totally disabled.

     Written notice of claim must be given to Equitable during the lifetime of the Participant and during the period of total disability prior to each withdrawal. Along with the notice of claim, the Participant must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that the Participant meets the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Provided such proof is furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(7) Equitable receives proof satisfactory to us that the Participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);


2001-TSAGAC                                                                   32

(8) the Participant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
     Guam) and meets all of the following:

- its main function is to provide skilled, intermediate, or custodial nursing care;

-    it provides continuous room and board to three or more persons;

-    it is supervised by a registered nurse or licensed practical nurse;

-    it keeps daily medical records of each patient;

-    it controls and records all medications dispensed; and

-    its primary service is other than to provide housing for residents.]

     The withdrawal charge will apply if the condition as described above in items 5 through 7 above existed at the time the Certificate was issued or if the condition began within the 12 month period following the issuance of the Certificate.

Equitable reserves the right to reduce or waive the Withdrawal Charge.

SECTION 9.02 THIRD PARTY TRANSFERS

Equitable has the right to deduct a charge for each occurrence for a direct transfer to another annuity contract or custodian account that meets the requirements of section 403(b) of the Code. Equitable reserves the right to change the amount of this charge up to a maximum of $65.

SECTION 9.03 CHARGES DEDUCTED FROM ANNUITY ACCOUNT VALUE

If the Participant has elected the Enhanced Death Benefit and any other optional benefits a charge will be assessed.

Equitable reserves the right to reduce or waive the charges.

SECTION 9.04-TRANSFER AND  LOAN CHARGES

Equitable reserves the right to impose a charge with respect to any of the following

1.)  establishing and administration of a loan

2.) any transfer among Variable Investment Options (after the number of such transfers indicated in Section 4.02 "Transfer Rules" )

 The amount of the charge will be set forth in the Application.

SECTION 9.05-VARIABLE SEPARATE ACCOUNT CHARGE

Assets of the Variable Separate Account will be subject to a daily asset charge as specified in the Application. The maximum annual charge will not exceed [1.35%] of the assets of the Separate Accounts.


2001-TSAGAC                                                                   33

SECTION 9.06-PLAN RECORDKEEPING SERVICE CHARGES

If the Employer requests Equitable to provide Plan recordkeeping services and Equitable agrees, the Employer will pay such charge directly to Equitable or in the alternative the Employer may direct Equitable to deduct such charge from Participant accounts. Such charges will be mutually agreed upon by the Equitable and the Employer.

SECTION 9.07-ONGOING OPERATIONS CHARGE

Subject to Equitable's approval, the Employer may request Equitable to deduct amounts from the Annuity Account Value to pay Plan operating expenses to a party designated by the Employer in accordance with the terms of the Plan.

SECTION 9.08 APPLICABLE TAX CHARGES

Equitable reserves the right to deduct a charge that Equitable determines to approximate certain taxes that may be imposed on Equitable, including but not limited to premium taxes which may apply in the Participant's state of domicile. The tax charge will be deducted from amounts applied to an Annuity Benefit in accordance with Part VII Section 7.03 "Amount of Annuity Benefits". If the tax is imposed at a time other than when amounts are applied to an Annuity Benefit, Equitable reserves the right to deduct the charge from Contributions in Part III "Contributions, and Allocations" or withdrawals in Section 5.01A "Withdrawals" and Section 5.04 "Discontinuance of Contributions".

SECTION 9.09-CHANGES

In addition to the right of Equitable to reduce or waive Charges as described in this Part IX of the Contract, Equitable reserves the right, upon advance notice to the Employer, to increase the amount of any charge with respect to each Participant, subject to (a) any maximum amount provided in this Part IX and (b) with respect to withdrawal charges and administrative or other charges deducted from the Annuity Account Value. The application of any increase is to be made on a prospective basis.

Equitable also reserves the right, upon advance written notice to the Employer, to increase the maximum amount of any charge provided in this Part IX or the Application, only with respect to Participants whose Participation Date occurs after the effective date of the increase, but not to exceed the maximum amount then permitted by any law that applies.






2001-TSAGAC                                                                   34

                           PART X - GENERAL PROVISIONS

SECTION 10.01-CONTRACT

This Contract constitutes the entire contract between the parties and will govern with respect to the rights and obligations of Equitable.

This Contract may not be modified, nor may any of Equitable's rights or requirements be waived, except in writing and signed by an authorized officer of Equitable. In addition to the rights of change reserved by Equitable as provided in this Contract, the Contract may be changed by amendment or replacement without the consent of any other person provided that such change does not reduce any Annuity Benefit provided before such change and provided that no rights, privileges or benefits under the Contract with respect to Contributions made hereunder prior to the effective date of such change may be adversely affected by an amendment to the Contract without the consent of the Employer.

Equitable is under no obligation under or by reason of issuance of this Contract either (a) to determine whether any payment, distribution or transfer under this Contract complies with the provisions, terms and conditions of the Plan or with applicable law, or (b) to administer the Plan, including without limitation, any provisions required by the Retirement Equity Act of 1984.

Subject to Equitable's approval, the Employer may designate another person to exercise rights under the Contract.

SECTION 10.02-STATUTORY COMPLIANCE

Equitable reserves the right to amend this Contract without the consent of any other person in order to comply with applicable laws and regulations. Such right will include, but not be limited to, the right to conform the Contract to reflect changes in the Code, in Treasury regulations or published rulings of the Internal Revenue Service, ERISA, and Department of Labor regulations.

No amendment to this Contract may vest in any Employer any interest or control over any assets of the Plan invested in this Contract or cause any such assets to be used for, or diverted to, purposes other than the exclusive benefit of Plan participants or their beneficiaries.

The benefits and values available under this Contract will not be less than the minimum benefits required by any applicable Federal and /or state law.

SECTION 10.03-DEFERMENT

Application of proceeds to provide a payment of a death benefit under Part V and payment of any portion of the Annuity Account Value (less any applicable Withdrawal Charge) will be made within seven days after the Transaction Date. Payments or applications of proceeds from a Separate Account may be deferred for any period during which (1) the New York Stock Exchange is closed or trading is restricted, (2) sales of securities or determination of the fair value of the Separate Account's assets is not reasonably practicable because of an emergency, or (3) the Securities and Exchange Commission, by order, permits Equitable to defer payment in order to protect persons with interests in the Separate Account. Equitable may defer payment or transfer of any portion of the Annuity Account Value in the Guaranteed Interest Option for up to six months while the Participant is living.

SECTION 10.04-ASSIGNMENTS, TRANSFERABILITY

Neither Equitable nor the Employer may assign this Contract without the other party's prior written consent, except that Equitable may assign the Contract to an affiliate under common control with Equitable, provided that Equitable remains liable for the failure of the assignee to perform all obligations under the Contract.

Subject to the requirements of applicable law, no amount payable to a Participant or Beneficiary under the Contract may be assigned, commuted or encumbered by the payee and no such amount will in any way be subject to any claim against such payee. Such prohibition will not apply to any assignment, transfer or attachment pursuant to a qualified



2001-TSAGAC                                                                   35
domestic relations order, as defined in Section 414(p) of the Code if such qualified domestic relations order is applicable as determined by the Employer, or the person (such as the plan administrator) designated, if any, in the Plan to make such determination. Any interest under the terms of this Contract may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than Equitable.

The entire interest under the Contract is non-forfeitable except as otherwise provided in Section 8.02 "Forfeitures/Forfeiture Account".

This Contract is not transferable within the meaning of Section 401(g) of the Code except by surrender to Equitable.

It is impossible, prior to the satisfaction of all liabilities with respect to the Participants and Beneficiaries under the Plan, for any part of the assets and income of the Contract to be used for, or diverted to, purposes other than for the exclusive benefit of the Participants and Beneficiaries.

SECTION 10.05 EMPLOYER'S RESPONSIBILITY

The Employer will have responsibility for the administration of the Plan, Contributions, authorization of payments and other distributions hereunder. Equitable will deal with the Employer in accordance with the terms and conditions of this Contract. Equitable shall make no payment without written consent from the Employer, and Equitable shall be fully discharged of any liability therefore to the extent such payments are made pursuant to such direction from the Employer or Participant.

SECTION 10.06-PLAN STATUS

If the Plan is subject to ERISA, all requests for third party transfers, ownership changes, elections, changes of Annuity Commencement Date, withdrawals, loans, surrenders, Participant terminations or death benefit payments must be made or approved by the Employer on behalf of the affected Participant.

If the Plan is not subject to ERISA, unless otherwise provided in this Contract, all requests described in the preceding paragraph may be made by the Participant unless the Employer instructs otherwise.

The Employer reports to Equitable on the Application if the Plan is subject to ERISA and Equitable will rely on such report.

The Employer will notify Equitable in writing of any changes in the ERISA Plan status. Equitable will effect such changes as soon as practicable.

SECTION 10.07-MANNER OF PAYMENT

Equitable will pay all amounts payable under this Contract by check (in United States dollars) or, any other method agreed to by the Employer and Equitable. All amounts payable by the Employer will be paid by check payable to Equitable (in United States dollars) or by any other method acceptable to Equitable.


2001-TSAGAC                                                                   36

SECTION 10.08-REPORTS AND NOTICES

With respect to each Participant, at least once each year until the Annuity Commencement Date, Equitable will furnish the Participant with a report showing for each Investment Option the Annuity Account Value, the number of Accumulation Units for each Variable Investment Option and for the Fixed Maturity Option, the Fixed Maturity Amount and Annuity Account Value.

The terms of this Contract which require Equitable to send a report or any written notice will be satisfied by Equitable mailing any such report or notice to the Employer or Participant's last known address as shown in Equitable's records. Notifications of rules in effect and other matters of general applicability to this contract may be included in the contract prospectus and prospectus supplements as mailed to such address from time to time. The notices and reports may also be delivered by electronic means as agreed upon between Equitable and the Employer or Participant.

All written notices sent to Equitable will not be effective until received in good order during a Business Day at the Processing Office.

SECTION 10.09 - CONTRACT HOLDER'S RESPONSIBILITY

If the Contract Holder is the trustee of a trust established pursuant to a trust agreement between Equitable and the said trustee and adopted by the Employer, that the trustee will have no responsibility for Contributions or any payments or other distributions under the Plan or Contract or for the administration of the Plan or Contract. In addition, Equitable will deal with such trustee in accordance with the terms and conditions of the trust agreement pursuant to which the trustee agreed to act as such and in such manner as the trustee and Equitable agree, without the consent of any other person.


2001-TSAGAC                                                                   37